                             EXCELSIOR FUNDS, INC.
                               73 Tremont Street
                       Boston, Massachusetts 02108-3913
                                (800) 446-1012

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         OF THE INCOME AND GROWTH FUND

                          To Be Held on June 30, 1999

To the Shareholders of the Income and Growth Fund:

  NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders (the "Meeting") of the Income and Growth Fund, an investment portfolio offered by Excelsior Funds, Inc. (the "Company"), will be held at the offices of United States Trust Company of New York at 114 West 47th Street, New York, New York on June 30, 1999 at 10:00 a.m. (Eastern time). During the Meeting, the shareholders will vote on the following proposals:

  ITEM 1. To approve or disapprove a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all of the assets and liabilities of the Company's Income and Growth Fund (the "Transferor Fund") to the Company's Blended Equity Fund (the "Surviving Fund"), the amendment of the Company's Charter reclassifying all shares of the Transferor Fund as shares of the Surviving Fund, and accomplishment of the reclassification by the issuance of such shares of the Surviving Fund to shareholders of the Transferor Fund.

  ITEM 2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

THE DIRECTORS RECOMMEND THAT YOU VOTE IN FAVOR OF EACH PROPOSAL.

  The proposed reorganization and related matters are described in the attached Combined Proxy Statement/Prospectus. Appendix A to the Combined Proxy Statement/Prospectus is a copy of the Plan of Reorganization.

  Shareholders of record as of the close of business on April 9, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

  SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF THE COMPANY. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE COMPANY A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND ELECTING TO VOTE IN PERSON.

                                          By the Order of the
                                          Board of Directors

                                          W. Bruce McConnel, III
                                          Secretary

May 5, 1999

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
SUMMARY...................................................................   3
   Proposed Reorganization................................................   3
   Reasons For Reorganization.............................................   3
   Federal Income Tax Consequences........................................   4
   Comparison of the Investment Objectives and Policies of the Funds......   4
   Comparison of Other Features of the Funds..............................   4
   Comparative Fee Table..................................................   5
   Expense Ratios.........................................................   6
   The Investment Advisers................................................   6
   The Administrators.....................................................   7
   The Distributor........................................................   7
   Administrative Servicing Fee...........................................   7
   The Transfer Agent.....................................................   8
   The Custodian..........................................................   8
   Fee Waivers and Expense Ratios.........................................   8
   Purchase and Redemption Procedures; Exchange Procedures; Dividends,
    Distributions and Pricing.............................................   8
   Voting Information.....................................................   8
   Risk Factors...........................................................   9
INFORMATION RELATING TO THE PROPOSED REORGANIZATION.......................  10
   Description of the Plan of Reorganization..............................  10
   Board Consideration....................................................  11
   Capitalization.........................................................  12
   Federal Income Tax Consequences........................................  12
COMPARISON OF THE FUNDS...................................................  13
   Investment Objectives and Policies.....................................  13
   Fundamental Investment Limitations.....................................  14
   Performance............................................................  14
OTHER INFORMATION.........................................................  14
INFORMATION RELATING TO VOTING MATTERS....................................  15
   General Information....................................................  15
   Shareholder and Board Approval.........................................  15
   Appraisal Rights.......................................................  16
   Quorum.................................................................  16
   Annual Meetings........................................................  17
ADDITIONAL INFORMATION ABOUT THE FUNDS....................................  17
FINANCIAL HIGHLIGHTS......................................................  18
FINANCIAL STATEMENTS......................................................  20
OTHER BUSINESS............................................................  20
LITIGATION................................................................  20
SHAREHOLDER INQUIRIES.....................................................  20
APPENDIX A--PLAN OF REORGANIZATION........................................ A-1
APPENDIX B--MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE................... B-1

                             EXCELSIOR FUNDS, INC.
                               73 Tremont Street
                       Boston, Massachusetts 02108-3913
                                (800) 446-1012

                      COMBINED PROXY STATEMENT/PROSPECTUS
                               DATED MAY 5, 1999

  This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Excelsior Funds, Inc. (the "Company") for use at a Special Meeting of Shareholders of the Company's Income and Growth Fund (the "Transferor Fund") to be held at 10:00 a.m. (Eastern time), on June 30, 1999 at the offices of United States Trust Company of New York at 114 West 47th Street, New York, New York, or any adjournment thereof (the "Meeting"). At the Meeting, shareholders of the Transferor Fund will be asked to consider and approve a proposed Plan of Reorganization dated as of April 8, 1999 and the transactions contemplated thereby. A copy of the Plan of Reorganization is attached hereto as Appendix A.

  The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers shares in eighteen investment portfolios. The Transferor Fund and the Company's Blended Equity Fund (the "Surviving Fund") are separate investment portfolios of the Company. Each of the Transferor Fund and the Surviving Fund offers one class of shares. The investment objective of the Transferor Fund is to seek moderate current income with capital appreciation as a secondary goal. The investment objective of the Surviving Fund is to seek long-term capital appreciation. The investment policies and fundamental limitations of the Transferor Fund are generally similar to those of the Surviving Fund, and the investment advisers have utilized similar investment strategies, policies and themes in managing the Transferor Fund and Surviving Fund. In addition, the distribution and purchase procedures, exchange rights, redemption procedures and the service providers of the Transferor Fund and Surviving Fund are the same.

  The Plan of Reorganization provides that the Transferor Fund will transfer all of its assets and liabilities to the Surviving Fund, all shares of the Transferor Fund will be reclassified as shares of the Surviving Fund, and each holder of shares of the Transferor Fund will hold, immediately after the effective time of the reorganization, full and fractional shares of the Surviving Fund ("Corresponding Shares") with the same aggregate dollar value as the shareholder had in the Transferor Fund immediately before the transaction.

  This Combined Proxy Statement/Prospectus sets forth the information that a shareholder of the Transferor Fund should know before voting on the Plan of Reorganization and should be retained for future reference. Additional information is set forth in the Prospectus accompanying this Combined Proxy Statement/Prospectus relating to shares of the Transferor Fund and the Surviving Fund (collectively, the "Funds") dated August 1, 1998, the Statement of Additional Information dated August 1, 1998 relating to the Funds and the Statement of Additional Information dated May 5, 1999 relating to this Combined Proxy Statement/Prospectus. Each Statement of Additional Information is on file with the Securities and Exchange Commission (the "SEC") and is available without charge upon oral or written request by writing or calling the Company at the address or telephone number indicated above. The information contained in the aforesaid Prospectus and Statements of Additional Information is incorporated herein by reference.

  This Combined Proxy Statement/Prospectus constitutes the Transferor Fund's Proxy Statement for the Meeting, and the Prospectus for the Corresponding Shares of the Surviving Fund that have been registered with the SEC and are to be issued in connection with the reorganization.

  This Combined Proxy Statement/Prospectus is expected to be sent to shareholders of the Transferor Fund on or about May 17, 1999.

  SHARES OF THE TRANSFEROR FUND AND THE SURVIVING FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE SURVIVING FUND OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY
STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY.

                                    SUMMARY

  The following is a summary of certain information relating to the proposed reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, including the Plan of Reorganization attached as Appendix A hereto, and in the Prospectus and Statement of Additional Information of the Funds. The Company's Semi-Annual Report to Shareholders and its Annual Report to Shareholders may be obtained free of charge by calling 1-800-446-1012 or by writing the Company at its address given on the first page of this Combined Proxy Statement/Prospectus.

  Proposed Reorganization. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Company's Board of Directors, including the Directors who are not "interested persons" within the meaning of the 1940 Act, have determined that the proposed Plan of Reorganization is in the best interests of the Transferor Fund's shareholders.

  THE COMPANY'S BOARD OF DIRECTORS RECOMMENDS THE APPROVAL OF THE PLAN OF REORGANIZATION BY THE SHAREHOLDERS OF THE TRANSFEROR FUND AT THE MEETING.

  Subject to shareholder approval, the Plan of Reorganization provides for the acquisition by the Surviving Fund of all of the assets and liabilities of the Transferor Fund (such assets subject to such liabilities are called the "Assets"), the amendment of the Company's Charter to reclassify all shares of the Transferor Fund as shares of the Surviving Fund, and the issuance of Corresponding Shares to shareholders of the Transferor Fund.

  As a result of the proposed reorganization, each shareholder of the Transferor Fund will become a shareholder of the Surviving Fund and will hold, immediately after the time the reorganization becomes effective (the "Effective Time of the Reorganization"), the same aggregate dollar value of Corresponding Shares of the Surviving Fund as the shareholder held in the Transferor Fund immediately before the Effective Time of the Reorganization.

  For further information, see "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Description of the Plan of Reorganization."

  Reasons For Reorganization. The primary reason for the reorganization is to streamline and simplify the Company's equity products. In connection with its approval of the Plan of Reorganization, the Company's Board of Directors noted that the investment policies and strategies of the Transferor Fund were generally similar to those of the Surviving Fund; that the Surviving Fund's performance record was stronger over the short and long-term than the performance record of the Transferor Fund; that the Surviving Fund's total operating expense ratio was lower than that of the Transferor Fund; that the combined total assets of the Surviving Fund would be considerably greater than those of the Transferor Fund; that the greater aggregate assets upon consummation of the reorganization of the Transferor Fund into the Surviving Fund would potentially allow the Surviving Fund to take advantage of the possible benefits of a larger asset base such as economics of scale, lower fixed expense ratios and greater leverage in the market; and that the service providers for the Transferor Fund and Surviving Fund were the same. After consideration of the reasons for the proposed reorganization and the proposed operations of the Surviving Fund after the reorganization, and in consideration of the fact that the reorganization will be tax-free and will not dilute the interests of the shareholders of the Transferor Fund or the Surviving Fund, the Board of Directors has authorized the Plan of Reorganization and recommended approval of the Plan of Reorganization by the shareholders of the Transferor Fund. See "INFORMATION RELATING TO THE PROPOSED REORGANIZATION-- Board Consideration."

  Federal Income Tax Consequences. Consummation of the reorganization will not be a taxable event for federal income tax purposes for the Transferor Fund, the Surviving Fund or their respective shareholders. See "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Federal Income Tax Consequences."

  Comparison of the Investment Objectives and Policies of the Funds. The investment objective of the Transferor Fund is to seek moderate current income with capital appreciation as a secondary goal. In attempting to achieve these two objectives, the Transferor Fund invests, during normal market and economic conditions, a substantial portion of its assets in common stock, preferred stock and securities convertible into common stock. The Transferor Fund's investments in equity securities are income-oriented, and the Fund generally invests a portion of its assets in debt obligations on a regular basis. The investment objective of the Surviving Fund is to seek long-term capital appreciation. Under normal market conditions, the Surviving Fund invests at least 65% of its total assets in common stock, preferred stock and securities convertible into common stock.

  In managing the Funds, United States Trust Company of New York ("USTNY") and U.S. Trust Company of Connecticut ("USTCT"), the Company's joint investment advisers (collectively, "U.S. Trust" or the "Investment Advisers"), use the same long-term value-based investment philosophy of investing in companies believed to have value currently not recognized in the market prices of the companies' securities. In order to translate its investment philosophy into more specific guidance for selection of investments, U.S. Trust uses the same three strategies for the Surviving Fund and the equity portion of the Transferor Fund: the problem/opportunity strategy, the transaction value strategy, and early life cycle strategy.

  In applying these strategies to the Transferor Fund, U.S. Trust places greater emphasis on the current and anticipated income of particular securities and lesser emphasis on the potential for capital appreciation. As a result, the Transferor Fund can be expected to have a relatively smaller portion of its assets invested in common shares of early life cycle companies than the Surviving Fund. In addition, the Transferor Fund generally invests more of its assets in debt obligations than the Surviving Fund because of its primary investment objective to seek moderate current income.

  For further information, see "COMPARISON OF THE FUNDS--Investment Objectives and Policies."

  Comparison of Other Features of the Funds. The distribution and purchase procedures, exchange rights, redemption procedures and service providers of the Funds are the same.

  Comparative Fee Table. The following table sets forth: (1) the fees and expenses of the shares of the Transferor Fund as of December 31, 1998; (2) the fees and expenses of the shares of the Surviving Fund as of December 31, 1998; and (3) the estimated fees and expenses of the shares of the Surviving Fund on a pro forma basis after giving effect to the proposed reorganization. Hypothetical examples based on the table are shown following the table.

                                                     Pro Forma
                                                      Combined
                           Income and    Blended   Blended Equity
                           Growth Fund Equity Fund     Fund+
                           ----------- ----------- --------------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load           None        None         None
Sales Load on Reinvested
 Dividends                     None        None         None
Deferred Sales Load            None        None         None
Redemption Fees                None        None         None
Exchange Fees                  None        None         None
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
Advisory Fees (after fee
 waivers)/1/                  0.66%       0.68%        0.68%
12b-1 Fees                     None        None         None
Other Operating Expenses
  Administrative Servicing
   Fee/1/                     0.09%       0.04%        0.04%
  Other Expenses/1/           0.30%       0.24%        0.24%
Total Operating Expenses
 (after fee waivers)/1/       1.05%       0.96%        0.96%

--------
+ The reorganization of the Transferor Fund into the Surviving Fund will occur only if the shareholders of the Transferor Fund approve the reorganization.

1. The Investment Advisers and administrators may, from time to time, voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Advisers and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee. Without such fee waivers, "Advisory Fees" would be 0.75%, 0.75% and 0.75% for the Income and Growth Fund, Blended Equity Fund and pro forma combined Blended Equity Fund, respectively, and "Total Operating Expenses" would be 1.14%, 1.03% and 1.03% for the Income and Growth Fund, Blended Equity Fund and pro forma combined Blended Equity Fund, respectively.

  Example: The following table illustrates the expenses on a $1,000 investment based on the fees and expenses stated in the above Fee Table, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                        Blended
                            Income and  Equity  Pro Forma Blended
                            Growth Fund  Fund      Equity Fund
                            ----------- ------- -----------------
One Year After Purchase         $11       $10          $10
Three Years After Purchase      $33       $31          $31
Five Years After Purchase       $58       $53          $53
Ten Years After Purchase       $126      $118         $118

  The purpose of the Fee Table and the Example is to assist investors in understanding the various costs and expenses of investing in shares of the Funds. Amounts shown in the example should not be considered a representation of past or future investment return or expenses. Actual expenses and rate of return may be greater or lower than those shown in the expense summary and example.

  Expense Ratios. The following table sets forth the ratios of operating expenses to average net assets of the shares of the pro forma combined Surviving Fund, shares of the Transferor Fund and shares of the Surviving Fund for the fiscal year ended March 31, 1998 (a) after fee waivers and (b) absent fee waivers:

                        Ratio of Operating Expenses Ratio of Operating Expenses
                              to Average Net              to Average Net
                         Assets After Fee Waivers    Assets Absent Fee Waivers
                        --------------------------- ---------------------------
Pro Forma Combined
Blended Equity Fund                1.00%                       1.07%
Income and Growth Fund             1.02%                       1.10%
Blended Equity Fund                0.99%                       1.06%

  The Investment Advisers. USTNY and USTCT serve as joint investment advisers for each Fund and are entitled to receive advisory fees from them, computed daily and paid monthly, at the annual rates set forth in the table below. U.S. Trust manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

  The following table sets forth comparative data regarding the advisory fees paid to USTNY and USTCT by the Transferor Fund and the Surviving Fund for the fiscal year ended March 31, 1998:/1/

                   Annual Advisory Fee as                     Advisory Fees Paid as a
                   a Percentage of Average                     Percentage of Average
   Fund               Daily Net Assets     Advisory Fees Paid    Daily Net Assets
   ----            ----------------------- ------------------ -----------------------
Income and Growth           0.75%               $990,357               0.67%
                                           [$110,502 Waived]      [0.08% Waived]
Blended Equity              0.75%              $3,139,705              0.68%
                                           [$332,044 Waived]      [0.07% Waived]

--------
1. Prior to May 16, 1997, USTNY served as the sole investment adviser to each Fund.

  The Administrators. Administrative services are provided to the Transferor Fund and to the Surviving Fund by Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services ("Federated") and USTCT (collectively, the "Administrators"). The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor (as defined below). For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust (except for the international portfolios of the Company and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Company and Excelsior Institutional Trust) as follows:

                  Combined Aggregate Average Daily Net Assets
             of the Company, Excelsior Tax-Exempt Funds, Inc. and
                   Excelsior Institutional Trust (excluding
                  the international portfolios of the Company
                      and Excelsior Institutional Trust)

                                                                      Annual Fee
                                                                      ----------
First $200 million...................................................   0.200%
Next $200 million....................................................   0.175%
Over $400 million....................................................   0.150%

  Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination.

  The following table sets forth comparative data regarding the administration fees paid by the Transferor Fund and the Surviving Fund for the fiscal year ended March 31, 1998:/1/

                                  Administration Fees Paid
                   Administration    as a Percentage of
   Fund              Fees Paid    Average Daily Net Assets
   ----            -------------- ------------------------
Income and Growth     $223,661             0.152%
                   [$914 Waived]      [0.0006% Waived]
Blended Equity        $707,403             0.153%
                   [$834 Waived]      [0.0002% Waived]

--------
1. Prior to May 16, 1997, CGFSC, Federated and USTNY served as the Funds' Co-Administrators.

  The Distributor. Edgewood Services, Inc. (the "Distributor"), an affiliate of Federated Administrative Services, serves as sponsor and underwriter of the Transferor Fund and the Surviving Fund.

  Administrative Servicing Fee. The Transferor Fund and the Surviving Fund may enter into Servicing Agreements with Service Organizations which agree to provide their customers with various administrative support services. Service Organizations include customers of U.S. Trust, its affiliates and correspondent banks, and other institutions. As consideration for the administrative services provided, a Fund will pay each Service

Organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the Service Organization's customers. Administrative services may include but are not limited to assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. U.S. Trust and the Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

  The following table sets forth comparative information regarding the administrative service fees paid by the Transferor Fund and the Surviving Fund for the fiscal year ended March 31, 1998:

                   Percentage of Average Fees Paid to Service
   Fund              Daily Net Assets       Organizations
   ----            --------------------- --------------------
Income and Growth          0.08%               $111,416
Blended Equity             0.04%               $182,660

  The Transfer Agent. USTNY serves as the transfer and dividend disbursing agent for both the Transferor Fund and the Surviving Fund. USTNY has entered into a sub-transfer agency arrangement with CGFSC pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to both the Transferor Fund and the Surviving Fund.

  The Custodian. The Chase Manhattan Bank serves as custodian of the assets for both the Transferor Fund and the Surviving Fund.

  Fee Waivers and Expense Ratios. Except as otherwise noted, the service providers bear all expenses in connection with the performance of their services, and the Funds each bear the expenses incurred in their operations. From time to time, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and may also reimburse the Funds for a portion of other expenses.

  Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing. The procedures for purchasing, redeeming and exchanging shares of the Transferor Fund are the same as those of the Surviving Fund. Additionally, dividends from net investment income are declared and paid at least annually for both the Transferor Fund and the Surviving Fund, and net realized gains (if any) for these Funds are also distributed at least annually. The net asset value per share of each Fund is determined as of the close of regular trading hours on the New York Stock Exchange. The procedures for valuing the Assets of the Transferor Fund are the same as for those of the Surviving Fund.

  Additional information concerning each Fund's purchase, redemption, exchange, dividends and distributions and pricing procedures is contained in the Funds' Prospectus accompanying this Combined Proxy Statement/Prospectus.

  Voting Information. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Company's Board of Directors in connection with a Special Meeting of Shareholders to be held at the offices of USTNY at 114 West 47th Street, New York, New York, on June 30, 1999 at 10:00 a.m. (Eastern time). Only shareholders of record at the close of business on April 9, 1999 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each share or fraction thereof is entitled to one vote or fraction thereof, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Plan of Reorganization and related transactions contemplated thereby, see "INFORMATION RELATING TO VOTING MATTERS."

  Risk Factors. The following discussion highlights the principal risk factors associated with an investment in the Transferor Fund and the Surviving Fund and is qualified in its entirety by the more extensive discussion in "COMPARISON OF THE FUNDS--Investment Objectives and Policies."

  Because of the similarities of the investment policies of the Transferor Fund and the Surviving Fund, U.S. Trust believes that an investment in the Surviving Fund involves risks that are similar to those of the Transferor Fund. These investment risks include those typically associated with investing in a portfolio of common stocks and securities convertible into common stock and the risks associated with investing in debt securities. Generally, the Transferor Fund and the Surviving Fund are subject to market risk and interest rate risk. Market risk is the possibility that security prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. The prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes. Therefore, interest rate risk is the risk that the prices of debt instruments held by a Fund will decrease as interest rates increase.

  The Transferor Fund is expected to invest a greater portion of its assets in debt obligations under normal market conditions than the Surviving Fund. Consequently, factors affecting debt securities generally will have a greater impact on the Transferor Fund. The Transferor Fund may also invest up to 5% of its total assets in non-investment grade debt obligations and up to 35% of its total assets in non-investment grade convertible debt obligations. Non-investment grade obligations (those that are rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") and, at the same time, "BB" or lower by Standard and Poor's Ratings Services ("S&P") or unrated obligations), commonly referred to as "junk bonds," have speculative characteristics.

  The Transferor Fund may also invest up to 10% of its total assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; and loan participations. In certain instances, there may be no established market for such instruments, and certain of these instruments may have speculative characteristics.

  The Transferor Fund and the Surviving Fund may invest in common stock; securities convertible into common stock; investment grade debt securities; warrants; U.S. government securities; high quality money market instruments; repurchase agreements; and securities of foreign issuers, either directly or indirectly through sponsored and unsponsored American Depository Receipts. In addition, the Transferor Fund and the Surviving Fund may invest up to 10% of the value of their respective total assets in money market fund securities; lend their respective portfolio securities; purchase eligible securities on a "when-issued" basis; purchase or sell securities on a "forward commitment" basis; participate in forward currency contracts; invest in real estate investment trusts; write covered call options and enter into closing purchase transactions with respect to such options and invest up to 10% of their respective net assets in illiquid securities.

A more detailed description of the risks associated with an investment in the Transferor Fund and Surviving Fund is included in the Prospectus accompanying this Combined Proxy Statement/Prospectus and Statement of Additional Information dated August 1, 1998, which are incorporated herein by reference.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

  The terms and conditions under which the reorganization may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a copy of which is attached as Appendix A to this Combined Proxy
Statement/Prospectus.

  Description of the Plan of Reorganization. The Plan of Reorganization provides that prior to the Effective Time of the Reorganization, the Company will execute and file with the Maryland State Department of Assessments and Taxation Articles of Amendment to the Company's Charter (the form of which is attached hereto as part of Appendix A). Such Articles of Amendment will, effective as of the Effective Time of the Reorganization, reclassify all of the shares of the Transferor Fund as shares of the Surviving Fund.

  At the Effective Time of the Reorganization, all of the Assets of the Transferor Fund will be transferred to the Surviving Fund, such that at and after the Effective Time of the Reorganization, the Assets of the Transferor Fund will become and be the assets (and liabilities) of the Surviving Fund. In exchange for the transfer of Assets and in order to accomplish the reclassification of shares described above, the Company will contemporaneously issue to the shareholders of the Transferor Fund full and fractional Corresponding Shares of the Surviving Fund. The number of Corresponding Shares of the Surviving Fund so issued will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Transferor Fund will attach to the Surviving Fund and may thereafter be enforced against the Surviving Fund to the same extent as if they had been incurred by it.

  The Plan of Reorganization provides that the Board of Directors of the Company will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of the Transferor Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time of the Reorganization.

  The stock transfer books of the Company for the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Company with respect to the Transferor Fund will be deemed to be redemption requests for the Surviving Fund. If any Transferor Fund shares held by a Transferor Fund shareholder are represented by a share certificate, the certificate must be surrendered to the Company's transfer agent for cancellation before the Surviving Fund shares issued to the shareholder in the reorganization will be redeemed.

  The reorganization is subject to a number of conditions, including approval of the Plan of Reorganization and the transactions contemplated therein by the shareholders of the Transferor Fund, and the receipt of certain legal opinions described in the Plan of Reorganization including a legal opinion of Drinker Biddle & Reath LLP that the Corresponding Shares of the Surviving Fund issued to shareholders of the Transferor Fund in accordance with the terms of the Plan of Reorganization will be validly issued, fully paid and nonassessable. The Company, by consent of its Board of Directors, may waive any condition to the obligations of the Transferor Fund or Surviving Fund under the Plan of Reorganization if, in its judgment, such waiver will not have a material adverse affect on the interests of the shareholders of the Transferor Fund or the Surviving Fund.

  The expenses incurred in connection with the reorganization will be borne by U.S. Trust.

  Assuming satisfaction of the conditions in the Plan of Reorganization, the Effective Time of the Reorganization will be on or about July 9, 1999, or such other date as is scheduled by the Company.

  The Plan of Reorganization and the reorganization described therein may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Directors of the Company. The Plan of Reorganization provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Plan of Reorganization by the shareholders of the Transferor Fund, the Company may, upon authorization by the Board of Directors of the Company, and with or without the approval of the shareholders, amend any of the provisions of the Plan of Reorganization.

  Board Consideration. The Board of Directors of the Company considered the proposed reorganization at meetings held on February 18, 1999 and April 8, 1999. In considering the Plan of Reorganization, the Company's Board of Directors considered the terms of the Plan of Reorganization; a comparison of the Transferor Fund's expense ratios and performance history with those of the Surviving Fund; the recommendation of U.S. Trust with respect to the proposed reorganization; the fact that the proposed reorganization would be conducted on a tax-free basis; and the fact that the interests of shareholders would not be diluted as a result of the reorganization. In connection with its approval of the Plan of Reorganization, the Company's Board of Directors noted that the investment policies and strategies of the Transferor Fund were generally similar to those of the Surviving Fund. The Board noted the advantage of simplifying and streamlining the equity products offered by the Company, the decreasing asset base of the Transferor Fund, the Transferor Fund's performance relative to similar mutual funds and the Surviving Fund, and the lower total expense ratio of the Surviving Fund as compared to that of the Transferor Fund. The Board of Directors also reviewed the potential advantages of a larger asset base such as economies of scale and lower expense ratios. The Board of Directors reviewed the expected costs of the reorganization, and noted U.S. Trust's commitment to pay all expenses in connection with the reorganization.

  Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Company's Board of Directors unanimously determined that (i) the proposed reorganization was in the best interests of the Transferor Fund and the Surviving Fund, (ii) that the interests of existing shareholders of the Funds will not be diluted as a result of the transaction, and recommended the approval of the Plan of Reorganization by shareholders of the Transferor Fund at the Meeting. The Plan of Reorganization in the form attached hereto as Appendix A was approved by the Board of Directors on April 8, 1999.

  Capitalization. Because the Transferor Fund will be combined with the Surviving Fund in the reorganization, the total capitalization of the Surviving Fund after the reorganization is expected to be greater than the current capitalization of the Transferor Fund. The following table sets forth as of March 1, 1999 (i) the capitalization of the Transferor Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the proposed reorganization of the Transferor Fund. There is, of course, no assurance that the reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Effective Time of the Reorganization as a result of daily share purchase and redemption activity in the Funds.

                                                     Pro Forma
                           Income and    Blended      Blended
                           Growth Fund Equity Fund  Equity Fund
                           ----------- ------------ ------------
Total Net Assets           $62,863,637 $685,896,980 $748,760,617
Shares Outstanding           4,395,552   16,866,118   18,411,818
Net Asset Value Per Share       $14.30       $40.67       $40.67

  Federal Income Tax Consequences. Consummation of the transaction is subject to the condition that the Company receive an opinion from Drinker Biddle & Reath LLP, subject to appropriate factual assumptions, to the effect that for federal income tax purposes: (i) the transfer of all of the Assets of the Transferor Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Transferor Fund of the shares of the Surviving Fund so received, as described in the Plan of Reorganization, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Transferor Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Transferor Fund as a result of such transactions; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transactions; (iv) no gain or loss will be recognized by the shareholders of the Transferor Fund on the distribution to them by the Company of the Corresponding Shares of the Surviving Fund in exchange for their shares of the Transferor Fund; (v) the tax basis of the Corresponding Shares received by a shareholder of the Transferor Fund will be the same as the tax basis of the shareholder's shares of the Transferor Fund immediately prior to the reorganization; (vi) the tax basis of the Surviving Fund in the Assets of the Transferor Fund received pursuant to the reorganization will be the same as the tax basis of the Assets in the hands of the Transferor Fund immediately before the reorganization; (vii) a shareholder's holding period for the Corresponding Shares will be determined by including the period for which the shareholder held the shares of the Transferor Fund exchanged therefor, provided that the shareholder held such Transferor Fund's shares as capital assets; and (viii) the Surviving Fund's holding period with respect to the Assets of the Transferor Fund received in the reorganization will include the period for which such Assets were held by the Transferor Fund.

  The Company has not sought a tax ruling from the Internal Revenue Service ("IRS"). The tax opinion described in the preceding paragraph will not be binding on the IRS and will not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

                            COMPARISON OF THE FUNDS

  Investment Objectives and Policies. The investment objective of the Transferor Fund is to seek moderate current income with capital appreciation as a secondary goal. The investment objective of the Surviving Fund is to seek long-term capital appreciation.

  Under normal market and economic conditions, the Surviving Fund will invest at least 65% of its total assets, and the Transferor Fund will invest a substantial portion of its assets, in common stock, preferred stock and securities convertible into common stock. The Transferor Fund's investments in equity securities are income-oriented, and the Fund generally invests a portion of its assets in debt obligations on a regular basis.

  As discussed above under "SUMMARY--Comparison of the Investment Objectives and Policies of the Funds," U.S. Trust utilizes its three-pronged investment strategies in managing the Surviving Fund and the equity portion of the Transferor Fund: the problem/opportunity strategy, the transaction value strategy and the early life cycle strategy. In applying these strategies to the Transferor Fund, however, U.S. Trust places greater emphasis on the current and anticipated income of particular securities and lesser emphasis on the potential for capital appreciation. As a result, the Transferor Fund can be expected to have a relatively smaller proportion of its assets invested in common shares of early life cycle companies than the Surviving Fund.

  Normally, the Surviving Fund may invest up to 35% of its total assets in securities other than common stock, preferred stock and securities convertible into common stock, such as investment grade debt securities, warrants, options and futures instruments. During temporary defensive periods or when U.S. Trust believes that suitable stocks or convertible securities are unavailable, the Surviving Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

  The Transferor Fund may acquire debt obligations to produce income and, under certain conditions, capital appreciation, and such obligations may include both convertible and non-convertible corporate and government bonds, debentures, money market instruments, repurchase agreements collateralized by U.S. Government obligations, and other types of instruments. Although the Transferor Fund generally invests only in investment grade debt obligations, it may invest up to 5% of its total assets in non-investment grade debt obligations and up to 35% of its total assets in non-investment grade convertible debt obligations. The Transferor Fund may also invest up to 10% of its total assets in other types of instruments, including warrants, options and other rights to purchase securities, liquidating trust receipts, limited partnership interests, certificates of beneficial ownership, creditor claims, and loan participations.

  The Transferor Fund, unlike the Surviving Fund, may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 5% of the Transferor Fund's net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of complete loss of the amounts paid as premiums to the writer of the options.

  The Surviving Fund, unlike the Transferor Fund, for hedging purposes, may enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. The use of futures contracts is restricted such that no more than 10% of the Surviving Fund's total assets may be hedged.

  Transactions in futures as a hedging device may subject the Surviving Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of U.S. Trust to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, the Surviving Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

  Each of the Transferor Fund and Surviving Fund may: invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts; invest in money market instruments; invest up to 10% of the value of its total assets in investment company securities; lend its portfolio securities; purchase eligible securities on a "when-issued" basis; purchase or sell securities on a "forward commitment" basis; enter into foreign currency exchange transactions for hedging purposes; invest in real estate investment trusts; write covered call options and enter into closing purchase transactions with respect to such options; enter into repurchase agreements and reverse repurchase agreements; invest in U.S. Government obligations; borrow funds for temporary purposes; and invest up to 10% of its net assets in illiquid securities.

  Fundamental Investment Limitations. The Funds have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding voting securities (as defined in the 1940 Act). The fundamental investment limitations of the Transferor Fund and the Surviving Fund are substantially similar.

  Performance. The average annual total return for the periods ended December 31, 1998 for the Transferor Fund and Surviving Fund were as follows:

                        One Year Five Years Ten Years Since Inception
                        -------- ---------- --------- ---------------
Income and Growth Fund
 (inception 1/6/87)       0.97%    12.75%    12.72%       11.88%
Blended Equity Fund
 (inception 4/25/85)     28.70%    20.93%    18.10%       17.69%

  Other Information. The Company is organized as a Maryland corporation and, as such, is subject to the provisions of its Articles of Incorporation and its By-Laws. The Company is registered as an open-end management investment company under the 1940 Act. Currently, the Company has authorized capital of 35 billion shares of common stock, $.001 par value per share, classified into forty-three series of shares representing interests in eighteen investment portfolios.

  Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company's Board of Directors. The Company's Charter authorizes the Board to classify or reclassify any unissued shares into one or more additional classes or series.

  The Company's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law.

  The foregoing is only a summary of certain material attributes of the Funds and their shares. Shareholders may obtain copies of the Company's Articles of Incorporation and By-Laws from the Company upon written request at the address shown on the cover page of this Combined Proxy Statement/Prospectus.

                    INFORMATION RELATING TO VOTING MATTERS

  General Information. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the Company for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The Company's officers and service contractors may also solicit proxies by telephone, telegraph or personal interview. Although not anticipated, the Company may retain the services of one or more outside organizations to aid in the solicitation of proxies. Such organizations normally charge a fee plus out-of-pocket charges.

  Only shareholders of record at the close of business on April 9, 1999 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 4,165,915.644 shares of the Transferor Fund. Each share or fraction thereof is entitled to one vote or fraction thereof.

  If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

  Shareholder and Board Approval. The Plan of Reorganization and the transactions contemplated therein (including the amendment to the Company's Charter) are being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of the Transferor Fund in accordance with the terms of the Plan and the Charter. The term "majority of the outstanding shares" as used herein means more than 50% of all the votes entitled to be cast on the matter.

  The vote of the shareholders of the Surviving Fund is not being solicited, because their approval or consent is not required for the reorganization.

  The approval of the Plan of Reorganization by the Board of Directors of the Company is discussed above under "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Board Consideration."

  On April 9, 1999, U.S. Trust and its affiliates held of record 45% and 72% of the Transferor Fund and the Surviving Fund, respectively, as agent or custodian for their customers. In addition, on that date, U.S. Trust and its affiliates held investment and/or voting power with respect to 5% of the outstanding shares of the Transferor Fund on behalf of their customers.

  At April 9, 1999, the name, address and share ownership of each person who owned beneficially or of record 5% or more of the outstanding shares of the Transferor Fund and the Surviving Fund are listed in the following table. The table also shows the percentage of each Fund that would be owned by these persons upon the consummation of the reorganization based on their holdings at that date.

                                                                 Percentage of
                                                                  Ownership of
                                                     Percentage  the Surviving
                                                    of Ownership   Fund after
   Name and Address                      Fund         of Fund    Reorganization
   ----------------                 --------------- ------------ --------------
U.S. Trust Retirement Fund          Blended Equity     10.82%        9.95%
c/o United States Trust Company of
New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company of New York      Blended Equity      6.44%        5.92%
Trustee FBO U.S. Trust Plan
U.S. Trust Company of The Pacific
Northwest
Attn: Sandra Woolcock
4380 SW Macadam Avenue
Suite 450
Portland, Oregon 97201

U.S. Trust Company of California,   Income & Growth     7.80%        1.77%
N.A.
Trustee for Crucible Fund
U.S. Trust Company of The Pacific
Northwest
4380 SW Macadam Avenue
Suite 450
Portland, Oregon 97201

  For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company.

  At the record date for the Meeting, the Directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Transferor Fund and the Surviving Fund.

  Appraisal Rights. Shareholders are not entitled to any rights of share appraisal under the Company's Charter or the Maryland General Corporation Law in connection with the Reorganization. Shareholders have, however, the right to redeem from the Transferor Fund their shares at net asset value until the effective time of the Reorganization, and thereafter, shareholders may redeem from the Surviving Fund the Corresponding Shares acquired by them in connection with the Reorganization at net asset value.

  Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies, or their substitutes, may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote the proxies

FOR adjournment. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan of Reorganization in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Transferor Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the Meeting. Abstentions and shares represented by broker non-votes are treated as being present at the meeting for purposes of determining a quorum. For purposes of determining the affirmative vote of a "majority of the outstanding shares," an abstention or the failure to vote, including a broker non-vote, will be the equivalent of voting against approval of the Plan of Reorganization.

  Annual Meetings. The Company does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Directors upon written request of shareholders owning at least 25% of the outstanding shares of the Company entitled to vote.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

  Information about the Transferor Fund and the Surviving Fund is included in the Prospectus dated August 1, 1998 which accompanies this Combined Proxy Statement/Prospectus and is incorporated by reference herein. Additional information about the Transferor Fund and the Surviving Fund is included in the Statement of Additional Information dated August 1, 1998, which has been filed with the SEC and is incorporated by reference herein. Copies of the Statement of Additional Information may be obtained without charge by calling the Company at 1-800-446-1012. The Company is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                             FINANCIAL HIGHLIGHTS

  The tables set forth below present unaudited financial information for the shares of the Transferor Fund and the Surviving Fund. This information is derived from the Company's unaudited financial statements presented in the Semi-Annual Report to Shareholders for the period ended September 30, 1998, and should be read in conjunction with the unaudited financial statements and related notes, which are included in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. Financial highlights for the Transferor Fund and the Surviving Fund for prior periods are contained in the Prospectus dated August 1, 1998, and financial statements for the Transferor Fund and the Surviving Fund for the prior periods are contained in the Company's Annual Report to Shareholders and are incorporated by reference into the Funds' Statement of Additional Information dated August 1, 1998, which Prospectus and Statement of Additional Information are incorporated herein by reference. Additional information about the Funds' performance is included in Appendix B attached hereto.

                            INCOME AND GROWTH FUND
           (for a share outstanding throughout the period indicated)

                                                      For the Six-Month Period
                                                      Ended September 30, 1998
                                                            (Unaudited)
                                                      ------------------------
Net Asset Value, Beginning of Period.................          $17.95
                                                              -------
Net Investment Income................................            0.13
Net Realized and Unrealized Gain (Loss) on
 Investments and Options.............................           (3.88)
                                                              -------
Total from Investment Operations.....................           (3.75)
                                                              -------
Dividends from Net Investment Income.................           (0.16)
Distributions from Net Realized Gain on Investments
 and Options.........................................            0.00
Total Distributions..................................           (0.16)
                                                              -------
Net Asset Value, End of Period.......................          $14.04
                                                              =======
Total Return.........................................          (21.08)%
Net Assets, End of Period (000's omitted)............         $83,059
Ratio of Net Operating Expenses to Average Net
 Assets..............................................            1.05%
Ratio of Gross Operating Expenses to Average Net
 Assets*.............................................            1.14%
Ratio of Net Investment Income to Average Net
 Assets..............................................            1.47%
Portfolio Turnover Rate..............................           35.00%
Fee Waivers..........................................           $0.01

--------
* Expense ratio before waiver of fees and reimbursement of expenses (if any) by U.S. Trust and the Administrators.

                              BLENDED EQUITY FUND
           (for a share outstanding throughout the period indicated)

                                                      For the Six-Month Period
                                                      Ended September 30, 1998
                                                            (Unaudited)
                                                      ------------------------
Net Asset Value, Beginning of Period.................           $36.12
Net Investment Income................................             0.06
Net Realized and Unrealized Gain (Loss) on
 Investments and Options.............................            (2.89)
                                                              --------
Total from Investment Operations.....................            (2.83)
                                                              --------
Dividends from Net Investment Income.................            (0.08)
Distributions from Net Realized Gain on Investments
 and Options.........................................             0.00
Total Distributions..................................            (0.08)
                                                              --------
Net Asset Value, End of Period.......................           $33.21
                                                              ========
Total Return.........................................            (7.87)%
Net Assets, End of Period (000's omitted)............         $549,976
Ratio of Net Operating Expenses to Average Net
 Assets..............................................             0.96%
Ratio of Gross Operating Expenses to Average Net
 Assets*.............................................             1.04%
Ratio of Net Investment Income to Average Net
 Assets..............................................             0.35%
Portfolio Turnover Rate..............................            11.00%
Fee Waivers..........................................            $0.01

--------
* Expense ratio before waiver of fees and reimbursement of expenses (if any) by U.S. Trust and the Administrators.

                             FINANCIAL STATEMENTS

  The audited financial statements for the Transferor Fund and the Surviving Fund for the fiscal year ended March 31, 1998 and the unaudited financial statements for the Transferor Fund and the Surviving Fund for the six month period ended September 30, 1998 are included in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. The audited financial highlights for the Transferor Fund and the Surviving Fund for the fiscal year ended March 31, 1998 included in the Funds' Prospectus dated August 1, 1998 and in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus, and the audited financial statements for the Transferor Fund and the Surviving Fund set forth in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 1998, are incorporated by reference into the Funds' Statement of Additional Information dated August 1, 1998, which Prospectus and Statement of Additional Information are incorporated by reference into this Combined Proxy Statement/Prospectus. Such audited financial highlights and audited financial statements have been incorporated herein in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of that firm as experts in accounting and auditing.

                                OTHER BUSINESS

  The Company's Board of Directors knows of no other business to be brought before the Meeting with respect to the Transferor Fund. However, if any other matters come before the Meeting, it is the intention of the Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                  LITIGATION

  The Company is not involved in any litigation that would have any material adverse financial effect upon the Funds.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to the Company in writing at the address on the cover page of this Combined Proxy Statement/Prospectus or by telephoning 1-800-446-1012.

                                     * * *

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                  APPENDIX A

                            PLAN OF REORGANIZATION

  This PLAN OF REORGANIZATION (the "Plan") is dated as of the 8th day of April, 1999, and has been adopted by the Board of Directors of Excelsior Funds, Inc. (the "Company") to provide for the reorganization of its Income and Growth Fund (the "Transferor Fund") into its Blended Equity Fund (the "Surviving Fund").

A.BACKGROUND

  The Transferor Fund and the Surviving Fund (individually, a "Fund" and collectively, the "Funds") are separate investment portfolios of the Company. The Company is organized as a Maryland corporation and is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Directors of the Company has determined that it is in the best interests of the Transferor Fund and its shareholders to be reorganized through the transfer of all of the Transferor Fund's assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the "Reorganization").

B.THE REORGANIZATION

  1. Prior to the Effective Time of the Reorganization (as defined below in Section 6 of this Article B), the Company will execute and file Articles of Amendment to the Company's Charter with the Maryland State Department of Assessments and Taxation in substantially the form attached hereto as Annex I, which Articles of Amendment will, effective as of the Effective Time of the
Reorganization: (a) reclassify all of the Company's issued and outstanding shares of Class E Common Stock representing interests in the Transferor Fund as shares of equal aggregate value of the Company's Class C Common Stock representing interests in the Surviving Fund; and (b) reclassify all of the authorized and unissued Class E Common Stock of the Transferor Fund as authorized and unissued Class C Common Stock of the Surviving Fund.

  2. At the Effective Time of the Reorganization, all property of every description, and all interests, rights, privileges and powers of the Transferor Fund, subject to all liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the "Assets") will be transferred and conveyed by the Transferor Fund to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time of the Reorganization, the Assets of the Transferor Fund will become and be the Assets of the Surviving Fund. In exchange for the transfer of the Assets of the Transferor Fund and in order to accomplish the reclassification of shares as described above in Section 1 of this Article B, the Surviving Fund will contemporaneously issue to shareholders of the Transferor Fund full and fractional shares of the Surviving Fund (as contemplated by Section 4 of this Article B) having an aggregate net asset value equal to the value of the Assets of the Transferor Fund. For purposes of effecting such exchange, the value of the Assets of the Transferor Fund and the net asset value of the shares of the Surviving Fund shall be determined as of 4:00 p.m., Eastern time, on July 8, 1999, or at such other time as may be determined by the Board of Directors or an authorized officer of the Company. Such values shall be computed in the manner set forth in the Funds' then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of the Transferor Fund will attach to the Surviving Fund as aforesaid and may thenceforth be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.

  3. Prior to the Effective Time of the Reorganization, the Transferor Fund shall declare a dividend, with a record date and ex-dividend date prior to the Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Transferor Fund's investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 1999 and for the period from said date to and including the Effective Time of the Reorganization, and all of the Transferor Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 1999 and in the period from said date to and including the Effective Time of the Reorganization.

  4. At the Effective Time of the Reorganization, the Company will liquidate the Transferor Fund and issue full and fractional shares of the Surviving Fund to the Transferor Fund's shareholders, such that the shares of the Surviving Fund that are distributed to a shareholder of the Transferor Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization. In addition, each shareholder of the Transferor Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization.

  5. The stock transfer books of the Company with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Company with respect to the Transferor Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to this Plan. If any shares of the Transferor Fund are represented by a share certificate, the certificate must be surrendered to the Company's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.

  6. The Effective Time of the Reorganization for purposes of this Plan shall be the opening of business on July 9, 1999, or at such other time as may be determined by the Board of Directors or an authorized officer of the Company.

C.ACTIONS BY SHAREHOLDERS OF THE TRANSFEROR FUND

  Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Directors of the Company will call, and the Company will hold, a meeting of the shareholders of the Transferor Fund to consider and vote upon:

    1. Approval of this Plan and the transactions contemplated hereby.

    2. Such other matters as may be determined by the Board of Directors of the Company.

D.CONDITIONS TO THE REORGANIZATION

  Consummation of this Plan will be subject to:

    1. The approval of the matters referred to in Article C of this Plan by the shareholders of the Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Company; and

    2. The following additional conditions:

      a. The Company will have received an opinion of Drinker Biddle & Reath LLP to the effect that:

        (i) the shares of the Surviving Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and

        (ii) for federal income tax purposes: (A) the acquisition of the assets and assumption of the liabilities of the Transferor Fund by the Surviving Fund in return for shares of the Surviving Fund followed by the distribution of such shares to the shareholders of the Transferor Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code and the Surviving Fund and the Transferor Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code; (B) no gain or loss will be recognized by the Transferor Fund upon the transfer of its assets and liabilities to the Surviving Fund; (C) no gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Transferor Fund in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of the liabilities of the Transferor Fund; (D) no gain or loss will be recognized by the shareholders of the Transferor Fund upon the receipt of the shares of the Surviving Fund in exchange for their shares of the Transferor Fund; (E) the tax basis of the shares of the Surviving Fund received by the shareholders of the Transferor Fund will be the same as the tax basis of the shares of the Transferor Fund exchanged therefor; (F) the tax basis of the assets of the Transferor Fund in the hands of the Surviving Fund will be the same as the tax basis of such assets in the hands of the Transferor Fund immediately prior to the transfer; (G) the holding period of the shares of the Surviving Fund received by the shareholders of the Transferor Fund will include the holding period of the shares of the Transferor Fund exchanged therefor, provided that at the time of the exchange the shares of the Transferor Fund were held as capital assets; and (H) the holding period of the Surviving Fund for the assets of the Transferor Fund transferred to it will include the period during which such assets were held by the Transferor Fund.

      b. All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.MISCELLANEOUS

  1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Maryland.

  2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Directors of the Company.

  3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Company may, upon authorization by the Board of Directors and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.

  4. Notwithstanding Section 2 of Article B, unamortized organizational expenses of the Transferor Fund shall not be transferred or assumed hereunder. The Company has been advised that such expenses will be paid to the Transferor Fund by one or more third parties and will be eliminated from the balance sheet of the Transferor Fund prior to the Effective Time of the Reorganization.

  5. The expenses incurred in connection with the Reorganization will be borne by United States Trust Company of New York and U.S. Trust Company of Connecticut.

  6. The Company, by consent of its Board of Directors, or an officer authorized by such Board of Directors, may waive any condition to the obligations of the Transferor Fund or the Surviving Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Transferor Fund or the shareholders of the Surviving Fund.

                                                                        ANNEX I

                             EXCELSIOR FUNDS, INC.

                             ARTICLES OF AMENDMENT

  EXCELSIOR FUNDS, INC., a Maryland corporation having its principal office in the City of Baltimore, Maryland (the "Company"), certifies that:

  FIRST: The Charter of the Company is amended by reclassifying all of the shares of the Company's Class E Common Stock as shares of the Company's Class C Common Stock.

  SECOND: Upon effectiveness of these Articles of Amendment:

    (a) All of the assets and liabilities belonging to the Company's Class E Common Stock shall be conveyed, transferred and delivered to the Company's Class C Common Stock, and shall thereupon become and be assets and liabilities belonging to Class C Common Stock.

    (b) Each of the issued and outstanding shares (and fractions thereof) of the Company's Class E Common Stock will automatically, and without the need of any further act or deed, be reclassified and changed to full and fractional issued and outstanding shares of the Company's Class C Common Stock of equal aggregate net asset value, in such number of such Class C Common Stock shares as shall be determined by multiplying one (1) times the number obtained by dividing the net asset value of a share of the Class E Common Stock by the net asset value of a share of the Class C Common Stock, all determined as of 4:00 p.m., Eastern time, on the date immediately preceding the effective date of these Articles of Amendment.

    (c) Each unissued share (or fraction thereof) of the Company's Class E Common Stock will automatically, and without the need of any further act or deed, be reclassified and changed to such number of unissued shares (or fractions thereof) of the Company's Class C Common Stock as shall result, as of the effective time of these Articles of Amendment and as a result hereof, in the total number of unissued shares of the Company's Class C Common Stock being increased by 375,000,000 shares less the number of issued and outstanding shares of the Company's Class C Common Stock resulting from paragraph (b) above.

    (d) Open accounts on the share records of the Company's Class C Common Stock shall be established representing the appropriate number of shares of Class C Common Stock owned by each former holder of Class E Common Stock as a result of the reclassification.

  THIRD: This amendment does not increase the authorized capital stock of the Company or the aggregate par value thereof. This amendment reclassifies and changes the 375,000,000 authorized shares of Class E Common Stock to 375,000,000 additional authorized shares of Class C Common Stock but does not amend the description of any class of stock as set forth in the Charter.

  FOURTH: Outstanding certificates representing issued and outstanding shares of Class E Common Stock immediately prior to these Articles of Amendment becoming effective shall, upon these Articles becoming effective, be deemed to represent the appropriate number of issued and outstanding shares of Class C Common Stock, calculated as set forth in Article Second of these Articles. Certificates representing shares of Class C Common Stock resulting from the aforesaid change and reclassification need not be issued until certificates representing the shares of Class E Common Stock so changed and reclassified, if issued, have been received by the Company or its agent duly endorsed for transfer.

  FIFTH: This amendment has been duly authorized and advised by the Board of Directors of the Company and approved by the stockholders of the Company entitled to vote thereon.

  SIXTH: These Articles of Amendment shall be effective as of [July 9, 1999].

  IN WITNESS WHEREOF, EXCELSIOR FUNDS, INC. has caused these Articles of Amendment to be signed in its name and on its behalf by its President, and
attested by its Secretary, on the    day of       , 1999.

ATTEST:                                   EXCELSIOR FUNDS, INC.

By: _________________________________     By: _________________________________

                                   APPENDIX B

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                             EXCELSIOR FUNDS, INC.
                          ADVISER'S INVESTMENT REVIEW
                              BLENDED EQUITY FUND
                            (formerly Equity Fund)
-------------------------------------------------------------------------------

  For the twelve months ended March 31, 1998, the Fund realized a total return of 50.82%,* versus 48.00%** for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Through the first three fiscal quarters, the Fund's holdings of retail stocks were a source of strength. The portfolio's financial stocks, which were overweighted, performed well due to a favorable interest-rate environment and the market's willingness to assign higher relative valuations. Leaders in this group included State Street, Morgan Stanley, Mellon Bank, and Associates First Capital. Within the drug group, Pfizer and Schering-Plough performed well. Other standouts included Ford, Centex, Lucent Technologies, Tyco International, Microsoft, General Electric, Illinois Tool Works and AT&T. The portfolio's energy group lagged, with declines in United Meridian and Enron, both of which were sold. Other weak performers that were sold include Scholastic, Pall, Waste Management, and Heilig Myers. Our basic investment strategy did not change, we emphasized a long-term investment horizon, as opposed to attempts at timing the market, broad portfolio diversification across strategies and investment themes, and solid good business values--that is, companies who have demonstrated and continue to demonstrate solid growth in a volatile environment. During the fiscal third quarter a portion of the portfolio began to be managed utilizing quantitative analysis to complement the rest of the portfolio by further diversifying it in relation to the S&P 500 and by improving the tax efficiency of the portfolio. For the final quarter of the fiscal year, Lucent Technologies and Nokia, two leading telecommunications equipment companies, were the portfolio's best performers. Worldcom, which should complete its merger with MCI this year, was also a very strong performer. Other strong performers included Microsoft and Cisco Systems in technology; Pfizer and Schering-Plough in the drug group; and Luxottica, Dayton-Hudson, and Wal-Mart in the retail sector.

                                   [GRAPHIC]

                                                      Standard & Poor's
                                                      500 Composite
                       Blended Equity Fund            Stock Price Index**
                       -------------------            -------------------
          3/31/88            10,000                          10,000
          3/31/89            11,852                          11,820
          3/31/90            13,272                          14,110
          3/31/91            13,467                          16,140
          3/31/92            16,305                          17,920
          3/31/93            19,445                          20,650
          3/31/94            20,716                          20,960
          3/31/95            23,750                          24,210
          3/31/96            30,031                          31,980
          3/31/97            33,363                          38,300
          3/31/98            50,317                          56,680

             ----------------------------------------------------
                              Blended Equity Fund+
             ----------------------------------------------------
                 Average Annual Total Return Ended on 3/31/98*
             ----------------------------------------------------
                  1 year    |    5 years     |    10 years
             ----------------------------------------------------
                  50.82%          20.92%           17.52%
             ----------------------------------------------------



Past performance is not predictive of future performance. Investment returns and principal values will vary and shares may be worth more or less at redemption than their original cost.

  The above illustration compares a $10,000 investment made in Blended Equity Fund and a broad-based index over the past ten fiscal years. All dividends and capital gain distributions are reinvested. The Fund's performance takes into account fees and expenses. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------
 * Total return represents the change during the period in a hypothetical account with dividends reinvested.
** Source: Standard & Poor's Corporation--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
 + The Fund is currently waiving certain fees. Had the Fund not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.

                             EXCELSIOR FUNDS, INC.
                          ADVISER'S INVESTMENT REVIEW
                            INCOME AND GROWTH FUND
-------------------------------------------------------------------------------

  For the twelve months ended March 31, 1998, the Fund realized a total return of 33.29%*, versus 48.00%** for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). To provide the income component of the Fund, we held a variety of fixed-income and convertible securities. Within the equity component of the Fund, which comprises the balance of the portfolio, we emphasize thorough diversification across three investment strategies--growth, value, and small cap--and longer-term investment themes. In all of our investments, we focus on long term fundamental business value with special attention to the breadth and depth of employee incentives (compensation, safety, etc.). During the first half of the fiscal year, the Fund advanced strongly, though it did underperform the S&P 500, due in part to the Fund's income requirements. The Fund's structure and strategy remained essentially unchanged in the period, and few modifications were made to the portfolio. As the rest of the stock market began to catch up to the previously high-flying larger capitalization stocks, the Fund, given its blend of strategies, themes, and market capitalizations, was able to benefit. To maintain the Fund's income level, we did add Treasuries given the narrowing yield spreads. In the second half of the fiscal year, we increased the yield in the equity portion of the portfolio, trimmed some of the Fund's biggest gainers, and harvested losses. Among our new purchases, we would highlight International Flavors and Fragrances (IFF) and HSB Group (Hartford Steam Boiler), both of which we feel boast enviable financial strength and given our goal to increase yield, 3%- plus dividend yields. We also purchased several high-yielding bonds.

                                   [GRAPHIC]
                                                    Standard & Poor's
                                                      500 Composite
                        Income and Growth Fund     Stock Price Index**
                        ----------------------    ----------------------
          3/31/88             10,000                     10,000
          3/31/89             11,836                     11,820
          3/31/90             12,563                     14,110
          3/31/91             12,133                     16,140
          3/31/92             13,941                     17,920
          3/31/93             18,185                     20,650
          3/31/94             19,401                     20,960
          3/31/95             20,516                     24,210
          3/31/96             25,815                     31,980
          3/31/97             29,070                     38,300
          3/31/98             38,777                     56,680

             ----------------------------------------------------
                            Income and Growth Fund+
             ----------------------------------------------------
                 Average Annual Total Return Ended on 3/31/98*
             ----------------------------------------------------
                  1 year    |    5 years     |    10 years
             ----------------------------------------------------
                  33.29%          16.84%           14.58%
             ----------------------------------------------------



Past performance is not predictive of future performance. Investment returns and principal values will vary and shares may be worth more or less at redemption than their original cost.

  The above illustration compares a $10,000 investment made in Income and Growth Fund and a broad-based index over the past ten fiscal years. All dividends and capital gain distributions are reinvested. The Fund's performance takes into account fees and expenses. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------
 * Total return represents the change during the period in a hypothetical account with dividends reinvested.
** Source: Standard & Poor's Corporation--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
 + The Fund is currently waiving certain fees. Had the Fund not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.

                             EXCELSIOR FUNDS, INC.
                               73 TREMONT STREET
                          BOSTON, MASSACHUSETTS 02108


                      STATEMENT OF ADDITIONAL INFORMATION

        (SPECIAL MEETING OF SHAREHOLDERS OF THE INCOME AND GROWTH FUND)


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated May 5, 1999 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Income and Growth Fund (the "Transferor Fund"), an investment portfolio offered by Excelsior Funds, Inc. (the "Company") to be held on June 30, 1999. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling (800) 446-1012.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Further information about the Transferor Fund and the Blended Equity Fund (the "Surviving Fund") is contained in and incorporated by reference to said Funds' Statement of Additional Information dated August 1, 1998.

     The date of this Statement of Additional Information is May 5, 1999.

                               TABLE OF CONTENTS



                                                                        PAGE
                                                                        ----
General Information................................................      3

Pro Forma Financial Information....................................  PF1 - PF13

Audited Financial Statements for the Transferor Fund and Surviving
 Fund dated March 31, 1998 (includes audited financial statements for the Value and Restructuring Fund, Small Cap Fund, Energy and
 Natural Resources Fund, Large Cap Growth Fund and Real
 Estate Fund which are not involved in the Reorganization)......... AFS-1 - AFS-28

Unaudited Financial Statements for the Transferor Fund
 and Surviving Fund dated September 30, 1998
 (includes unaudited financial statements for the Value
 and Restructuring Fund, Small Cap Fund, Energy and
 Natural Resources Fund, Large Cap Growth Fund and Real
 Estate Fund which are not involved in the Reorganization)........  UFS-1 - UFS-25

                              GENERAL INFORMATION


     The shareholders of the Transferor Fund are being asked to approve or disapprove a Plan of Reorganization dated as of April 8, 1999, including a related amendment to the Company's Charter, and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of all of the assets and liabilities of the Transferor Fund to the Surviving Fund, the amendment of the Company's Charter reclassifying all of the shares of the Transferor Fund as shares of the Surviving Fund, and a liquidating distribution of shares of the Surviving Fund to shareholders of the Transferor Fund, such that each holder of shares in the Transferor Fund at the Effective Time of the Reorganization will receive the same aggregate dollar value of full and fractional shares in the Surviving Fund.

     The Special Meeting of Shareholders of the Transferor Fund to consider the Plan of Reorganization and the related transactions, including the amendment to the Company's Charter, will be held at the offices of United States Trust Company of New York at 114 West 47th Street, New York, New York at 10:00 a.m. (Eastern time) on June 30, 1999. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1998
Blended Equity Fund and Income and Growth Fund

              Shares                                                                           Value
-------------------------------------------------------------------------------------------------------------------------
  Blended   Income and  Pro Forma                                             Blended        Income and       Pro Forma
   Equity     Growth     Combined                                              Equity          Growth          Combined
    Fund       Fund        Fund                                                 Fund            Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
                                  COMMON STOCKS - 96.11%
                                    CONSUMER STAPLES - 21.14%
   210,000         -      210,000   Abbott Laboratories                      15,815,625                -       15,815,625
    55,000         -       55,000 + Alliance Pharmaceutical Corp.               409,062                -          409,062
    42,000         -       42,000   Bestfoods, Inc.                           4,908,750                -        4,908,750
         -   100,000      100,000 + Carriage Services, Inc.                           -        2,393,750        2,393,750
   187,500         -      187,500   Coca-Cola Company                        14,519,531                -       14,519,531
    10,000         -       10,000   Conagra, Inc.                               321,250                -          321,250
    10,500         -       10,500 + Corn Products International, Inc.           376,688                -          376,688
    22,105         -       22,105   CVS Corp.                                 1,668,928                -        1,668,928
    52,000    35,000       87,000   Gillette Co.                              6,171,750        4,154,063       10,325,813
    61,700         -       61,700 + Healthsouth Corp.                         1,731,456                -        1,731,456
   272,300    60,000      332,300   Johnson & Johnson                        19,962,994        4,398,750       24,361,744
     7,400         -        7,400   Lilly (Eli) & Co.                           441,225                -          441,225
    58,730         -       58,730   Mattel, Inc.                              2,327,176                -        2,327,176
    26,000         -       26,000   Merck & Co., Inc.                         3,337,750                -        3,337,750
    15,000         -       15,000   Novartis AG ADR                           1,327,335                -        1,327,335
         -    50,000       50,000   Novo-Nordisk A.S., ADR                            -        4,175,000        4,175,000
    35,000         -       35,000   PepsiCo, Inc.                             1,494,062                -        1,494,062
   269,400         -      269,400   Pfizer, Inc.                             26,855,813                -       26,855,813
   229,100         -      229,100   Philip Morris Companies, Inc.             9,550,606                -        9,550,606
   113,200         -      113,200   Procter & Gamble Co.                      9,551,250                -        9,551,250
   110,000         -      110,000   Schering-Plough Corp.                     8,985,625                -        8,985,625
   130,000         -      130,000   Stewart Enterprises, Inc., Class A        7,215,000                -        7,215,000
         -    35,000       35,000   WM. Wrigley Jr. Co.                               -        2,861,250        2,861,250
----------------------------------                                         ----------------------------------------------
 1,916,935   280,000    2,196,935                                           136,971,876       17,982,813      154,954,689
----------------------------------                                         ----------------------------------------------

                                    FINANCIAL - 19.71%

    15,000         -       15,000   Allstate Corp.                            1,379,063                -        1,379,063
    19,000         -       19,000   American Express Co.                      1,744,437                -        1,744,437
    37,500    25,000       62,500   American International Group, Inc.        4,722,656        3,148,437        7,871,093
   225,400         -      225,400   Associates First Capital Corp.           17,806,600                -       17,806,600
    37,800         -       37,800   Bank of Boston Corp.                      4,167,450                -        4,167,450
    20,000         -       20,000   Beneficial Corp.                          2,486,250                -        2,486,250
    40,200         -       40,200   Citicorp                                  5,708,400                -        5,708,400
    20,000         -       20,000   First Union Corp. (North Carolina)        1,135,000                -        1,135,000
   170,000         -      170,000   Fleet Financial Group, Inc.              14,460,625                -       14,460,625
    21,790    12,000       33,790   General Re Corp.                          4,807,419        2,647,500        7,454,919
     6,790         -        6,790   Household International, Inc.               935,322                -          935,322
         -    35,000       35,000   HSB Group, Inc.                                   -        2,353,750        2,353,750
         -    95,000       95,000   IPC Holdings Ltd.                                 -        3,051,875        3,051,875
   143,800         -      143,800   MBIA, Inc.                               11,144,500                -       11,144,500
   302,076         -      302,076   Mellon Bank Corp.                        19,181,826                -       19,181,826
   202,694    45,000      247,694   Morgan Stanley, Dean Witter & Co.        14,771,325        3,279,375       18,050,700
         -   170,000      170,000   Mutual Risk Management Ltd.                       -        5,758,750        5,758,750
    29,687         -       29,687   Nationsbank Corp.                         2,165,296                -        2,165,296
    32,600         -       32,600   Norwest Corp.                             1,354,937                -        1,354,937
   156,300         -      156,300   State Street Boston Corp.                10,638,169                -       10,638,169
   102,200         -      102,200   UNUM Corp.                                5,640,163                -        5,640,163
----------------------------------                                         ----------------------------------------------
 1,582,837   382,000    1,964,837                                           124,249,438       20,239,687      144,489,125
----------------------------------                                         ----------------------------------------------

                                    CONSUMER CYCLICAL - 19.47%

    25,800         -       25,800   CBS Corp.                                   875,588                -          875,588
   196,400         -      196,400   Centex Corp.                              7,487,750                -        7,487,750
    21,000         -       21,000   Chevron Corp.                             1,686,562                -        1,686,562
    40,000         -       40,000   Comcast Corp., Class A Special            1,412,500                -        1,412,500
   105,000         -      105,000   Dayton Hudson Corp.                       9,240,000                -        9,240,000
   200,000         -      200,000   Ford Motor Co.                           12,962,500                -       12,962,500
   311,000         -      311,000   General Electric Co.                     26,804,313                -       26,804,313
    41,800         -       41,800   General Motors Corp.                      2,818,887                -        2,818,887
    25,000         -       25,000   Globecomm Systems, Inc.                     340,625                -          340,625

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1998
Blended Equity Fund and Income and Growth Fund

              Shares                                                                                  Value
--------------------------------------------------------------------------------------------------------------------------------
  Blended   Income and  Pro Forma                                                     Blended       Income and        Pro Forma
   Equity     Growth     Combined                                                      Equity         Growth           Combined
    Fund       Fund        Fund                                                         Fund           Fund              Fund
--------------------------------------------------------------------------------------------------------------------------------
    17,000         -       17,000   Goodyear Tire and Rubber Co.                      1,287,750               -        1,287,750
         -   100,000      100,000   Herman Miller, Inc.                                       -       3,350,000        3,350,000
    66,000    40,000      106,000   Luxottica Group S.p.A. ADR                        6,183,375       3,747,500        9,930,875
    95,000    75,000      170,000   McDonald's Corp.                                  5,700,000       4,500,000       10,200,000
    40,000         -       40,000   Meredith Corp.                                    1,685,000               -        1,685,000
    17,000         -       17,000   New York Times Co., Class A                       1,190,000               -        1,190,000
   224,400         -      224,400 + O'Reilly Automotive, Inc.                         6,142,950               -        6,142,950
     5,100         -        5,100 + Proffitt's, Inc.                                    184,875               -          184,875
    38,999         -       38,999   Reuters Holdings plc ADR                          2,512,998               -        2,512,998
     5,000         -        5,000   Sears, Roebuck & Co.                                287,188               -          287,188
         -   150,000      150,000   ServiceMaster Ltd. Partnership                            -       4,284,375        4,284,375
         -   125,000      125,000   Smart & Final, Inc.                                       -       2,421,875        2,421,875
   111,450         -      111,450   Tektronix, Inc.                                   4,973,456               -        4,973,456
    50,000         -       50,000   Time Warner, Inc.                                 3,600,000               -        3,600,000
    25,000         -       25,000   Tribune Co.                                       1,762,500               -        1,762,500
   250,000         -      250,000   Wal-Mart Stores, Inc.                            12,703,125               -       12,703,125
    57,015         -       57,015   Walt Disney Co.                                   6,086,351               -        6,086,351
    37,800    80,000      117,800   Wiley (John) & Sons, Inc., Class A                2,081,363       4,405,000        6,486,363
----------------------------------                                             -------------------------------------------------
 2,005,764   570,000    2,575,764                                                   120,009,656      22,708,750      142,718,406
----------------------------------                                             -------------------------------------------------

                                    TECHNOLOGY - 11.82%

         -   120,000      120,000 + Analog Devices, Inc.                                      -       3,990,000        3,990,000
   227,355         -      227,355 + Cisco Systems, Inc.                              15,545,398               -       15,545,398
    49,800         -       49,800   Compaq Computer Corp.                             1,288,575               -        1,288,575
    26,400         -       26,400   Computer Associates International, Inc.           1,524,600               -        1,524,600
    15,100         -       15,100   Emerson Electric, Co.                               984,331               -          984,331
   126,480         -      126,480   Hewlett-Packard Co.                               8,015,670               -        8,015,670
     3,300         -        3,300   Honeywell Corp.                                     272,869               -          272,869
   150,000         -      150,000   Intel Corp.                                      11,700,000               -       11,700,000
         -   695,200      695,200 + Interleaf, Inc.                                           -       2,259,400        2,259,400
    60,000         -       60,000   International Business Machines Corp.             6,232,500               -        6,232,500
    46,660         -       46,660   Lucent Technologies, Inc.                         5,966,647               -        5,966,647
   169,240         -      169,240 + Microsoft Corp.                                  15,136,403               -       15,136,403
    18,000         -       18,000   Nokia Corp., Class A, ADR                         1,942,875               -        1,942,875
       554         -          554   Raytheon Co., Class A                                31,509               -           31,509
    10,000         -       10,000   Reltec Corp.                                        354,375               -          354,375
    60,000         -       60,000   SBC Communications, Inc.                          2,617,500               -        2,617,500
         -   103,500      103,500 + SDL, Inc.                                                 -       2,432,250        2,432,250
    10,000         -       10,000   Texas Instruments, Inc.                             541,250               -          541,250
    46,000         -       46,000   Tyco International Ltd.                           2,512,750               -        2,512,750
         -   175,000      175,000 + Unitrode Corp.                                            -       3,259,375        3,259,375
----------------------------------                                             -------------------------------------------------
 1,018,889 1,093,700    2,112,589                                                    74,667,252      11,941,025       86,608,277
----------------------------------                                             -------------------------------------------------

                                    ENERGY - 7.92%

    13,000         -       13,000   British Petroleum Company plc ADR                 1,118,813               -        1,118,813
   167,907         -      167,907   Burlington Resources, Inc.                        8,049,042               -        8,049,042
   120,100    44,000      164,100   Exxon Corp.                                       8,121,763       2,975,500       11,097,263
    24,000         -       24,000   Minnesota Mining & Manufacturing                  2,188,500               -        2,188,500
   178,300         -      178,300   Mobil Corp.                                      13,662,237               -       13,662,237
    36,000         -       36,000 + Newpark Resources, Inc.                             657,000               -          657,000
         -    60,000       60,000   Norsk Hydro A.S., ADR                                     -       3,000,000        3,000,000
         -    58,500       58,500 + Ocean Energy, Inc.                                        -       1,378,406        1,378,406
   162,100         -      162,100   Royal Dutch Petroleum Co.                         9,209,306               -        9,209,306
         -    60,000       60,000 + SEACOR Holdings, Inc.                                     -       3,491,250        3,491,250
   108,200         -      108,200   Unocal Corp.                                      4,185,987               -        4,185,987
----------------------------------                                             -------------------------------------------------
   809,607   222,500    1,032,107                                                    47,192,648      10,845,156       58,037,804
----------------------------------                                             -------------------------------------------------

                                    UTILITIES - 6.90%

     8,400    90,000       98,400 + AES Corp.                                           440,475       4,719,375        5,159,850
    30,000         -       30,000   Ameritech Corp.                                   1,483,125               -        1,483,125
   136,609         -      136,609   AT&T Corp.                                        8,964,965               -        8,964,965
    81,500         -       81,500   Bell Atlantic Corp.                               8,353,750               -        8,353,750
    57,500         -       57,500   Duke Energy Corp.                                 3,424,844               -        3,424,844
    80,000   100,000      180,000 + NEXTEL Communications, Inc., Class A              2,695,000       3,368,750        6,063,750
   133,700         -      133,700   Southern Co.                                      3,701,819               -        3,701,819
    38,000         -       38,000 + Teleport Communications Group,
                                      Inc., Class A                                   2,230,125               -        2,230,125
   116,400         -      116,400   Texas Utilities Co.                               4,575,975               -        4,575,975

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1998
Blended Equity Fund and Income and Growth Fund

                Shares                                                                           Value
--------------------------------------------------------------------------------------------------------------------------
  Blended     Income and   Pro Forma                                              Blended        Income      Pro Forma
   Equity       Growth      Combined                                               Equity      and Growth       Combined
    Fund         Fund         Fund                                                  Fund          Fund             Fund
--------------------------------------------------------------------------------------------------------------------------
   154,000           -       154,000 + Worldcom, Inc.                            $6,622,000             -       $6,622,000
-------------------------------------                                      -----------------------------------------------
   836,109     190,000     1,026,109                                             42,492,078     8,088,125       50,580,203
-------------------------------------                                      -----------------------------------------------

                                       CAPITAL GOODS - 5.62%
    18,000           -        18,000   Allied Signal, Inc.                          756,000             -          756,000
    24,000           -        24,000   Boeing Co.                                 1,251,000             -        1,251,000
    20,000     100,000       120,000   Dover Corp.                                  760,000     3,800,000        4,560,000
   275,266           -       275,266   Illinois Tool Works, Inc.                 17,823,473             -       17,823,473
    30,000           -        30,000   ITEQ, Inc.                                   421,875             -          421,875
    20,000           -        20,000 + Lear Corp.                                 1,127,500             -        1,127,500
    96,650      80,000       176,650   Raychem Corp.                              4,017,016     3,325,000        7,342,016
   172,875           -       172,875 + Thermo Electron Corp.                      6,979,828             -        6,979,828
    12,600           -        12,600   Thiokol Corp.                                608,738             -          608,738
     8,000           -         8,000 + U.S.A. Waste Services, Inc.                  356,500             -          356,500
-------------------------------------                                      -----------------------------------------------
   677,391     180,000       857,391                                             34,101,930     7,125,000       41,226,930
-------------------------------------                                      -----------------------------------------------
                                       RAW / INTERMEDIATE
                                         MATERIALS - 3.24%
    48,300           -        48,300   E.I. Du Pont de Nemours & Co.              3,284,400             -        3,284,400
    35,400           -        35,400   Georgia-Pacific Corp.                      2,292,150             -        2,292,150
     5,100           -         5,100   Georgia-Pacific Timber Group                 131,006             -          131,006
         -      50,000        50,000   International Flavors &
                                         Fragrances, Inc.                                 -     2,356,250        2,356,250
    62,100           -        62,100   Monsanto Co.                               3,229,200             -        3,229,200
         -      18,000        18,000   Nucor Corp.                                        -       979,875          979,875
         -      80,000        80,000   Pall Corp.                                         -     1,720,000        1,720,000
    35,000      30,000        65,000   Pioneer Hi-Bred International, Inc.        3,414,688     2,926,875        6,341,563
    28,200           -        28,200   Sigma-Aldrich Corp.                        1,052,212             -        1,052,212
         -     130,000       130,000   Worthington Industries, Inc.                       -     2,331,875        2,331,875
-------------------------------------                                      -----------------------------------------------
   214,100     308,000       522,100                                             13,403,656    10,314,875       23,718,531
-------------------------------------                                      -----------------------------------------------
                                       TRANSPORTATION - 0.29%
                30,000        30,000 + FDX Corp.                                          -     2,133,750        2,133,750
-------------------------------------                                      -----------------------------------------------

                                       TOTAL COMMON STOCKS                      593,088,534   111,379,181      704,467,715

                                     CONVERTIBLE PREFERRED STOCKS - 0.66%
                                       FINANCIAL - 0.66%
         -     325,000       325,000   Capstead Mortgage Corp.,
-------------------------------------    Series B, Preferred
                                         Exchange $1.26
                                        (Cost $4,484,259)                                 -     4,834,375        4,834,375
                                                                           -----------------------------------------------
            Principal                                                                           Value
             Amount                                                        -----------------------------------------------
------------------------------------ CORPORATE BONDS - 0.87%
                                       MATERIALS - 0.29%
         -    $2,000,000   2,000,000   AK Steel Corp.,
-------------------------------------  9,125%, 12/15/06                                   -    $2,150,000       $2,150,000
                                                                           -----------------------------------------------
                                       TELECOMMUNICATIONS - 0.29%
         -    $2,000,000   2,000,000   Comeast Cellular
-------------------------------------  9.50%, 05/01/07                                    -     2,110,000        2,110,000
                                                                           -----------------------------------------------
                                       ENERGY - 0.29%
         -    $2,000,000   2,000,000   Vintage Petroleum Sr. Sub-Notes,
-------------------------------------  9,00%, 12/15/05                                    -     2,102,500        2,102,500
                                                                           -----------------------------------------------
                                       TOTAL CORPORATE BONDS
                                       (Cost $6,208,773)                                  -     6,362,500        6,362,500
                                                                           -----------------------------------------------

                                     CONVERTIBLE BONDS - 2.80%
                                       TECHNOLOGY - 1.85%
         -   2,550,000     2,550,000   Adaptec, Inc.,
                                       4.75%, 02/01/04                                    -     2,122,875        2,122,875
         -   4,024,000     4,024,000   Kollmorgen Corp., Sub-Debenture
                                       8.75%, 05/01/09                                    -     4,215,140        4,215,140
         -   4,959,000     4,959,000   Network Equipment
                                       Technologies, Inc.
                                       Sub-Debenture,
                                       7.25%, 05/15/14                                    -     4,704,851        4,704,851
         -   2,500,000     2,500,000   VLSI Technology,                                   -     2,484,375        2,484,375
-------------------------------------                                      -----------------------------------------------
         -  14,033,000    14,033,000   8.25%, 10/01/05                                    -    13,527,241       13,527,241
-------------------------------------                                      -----------------------------------------------

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1998
Blended Equity Fund and Income and Growth Fund

              Shares                                                                        Value
---------------------------------------------------------------------------------------------------------------------
  Blended   Income and   Pro Forma                                          Blended        Income and       Pro Forma
   Equity     Growth     Combined                                           Equity          Growth          Combined
    Fund       Fund        Fund                                              Fund            Fund             Fund
---------------------------------------------------------------------------------------------------------------------
                                    CONSUMER STAPLES - 0.45%
         - 3,400,000    3,400,000   Novacare, Inc.,
----------------------------------  Sub-Debenture,
                                    5.50%, 01/15/00                                -      $3,293,750       $3,293,750
                                                                    -------------------------------------------------

                                    CONSUMER CYCLICAL - 0.29%
         - 1,925,000    1,925,000   Avatar Holdings
----------------------------------  7.00%, 04/01/05                                -       2,112,688        2,112,688
                                                                    -------------------------------------------------

                                    TRANSPORTATION - 0.22%
         - 3,500,000    3,500,000   World Corp., Inc.,
----------------------------------  7.00%, 05/15/04                                -       1,601,250        1,601,250
                                                                    -------------------------------------------------

                                    TOTAL CONVERTIBLE BONDS                        -      20,534,929       20,534,929

                                    DEMAND NOTES - 0.24%
 1,004,000         -    1,004,000     Associates Corp. of North
                                        America, Master Notes              1,004,000               -        1,004,000
   727,000         -      727,000     General Electric Co.,
                                        Promissory Notes                     727,000               -          727,000
----------------------------------                                  -------------------------------------------------
 1,731,000         -    1,731,000                                          1,731,000               -        1,731,000
----------------------------------                                  -------------------------------------------------

                                      TOTAL DEMAND NOTES                   1,731,000               -        1,731,000


                                    TOTAL INVESTMENTS (Cost
                                      $323,025,087, $91,748,706
                                      and 414,773,793) - 100%
                                                                    -------------------------------------------------
                                                                        $594,819,534    $143,110,985     $737,930,519
                                                                    =================================================

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.
+ Non-income producing security
ADR - American Depositary Receipt

EXCELSIOR FUNDS, INC.
Pro Forma Combined Statement of Assets and Liabilities
MARCH 31, 1998


                                                          BLENDED       INCOME AND
                                                           EQUITY         GROWTH                           PRO FORMA
                                                            FUND           FUND          ADJUSTMENTS       COMBINED
                                                       ------------    -----------      -------------     ------------
   ASSETS:
       Investments, at cost-see
         accompanying portfolios ................      $323,025,087   $ 91,748,706                         $ 414,773,793
                                                       ============   ============                         ============

       Investments, at value ....................      $594,819,534   $143,110,985                         $ 737,930,519
       Cash .....................................               900           --                                     900
       Dividends receivable .....................           703,872         49,190                               753,062
       Interest receivable ......................            17,233        752,490                               769,723
       Receivable for investments sold ..........              --        2,288,026                             2,288,026
       Receivable for fund shares sold...........            25,104         11,666                                36,770
       Withholding tax receivable ...............              --            2,566                                 2,566
       Prepaid expenses .........................            24,209          6,629                                30,838
                                                       ------------   ------------                         -------------
          TOTAL ASSETS ..........................       595,590,852    146,221,552                           741,812,404

   LIABILITIES:
       Payable for investments purchased  .......              --        1,851,736                             1,851,736
       Payable for fund shares redeemed .........            46,504        200,277                               246,781
       Investment advisory fees payable .........           332,905         80,725                               413,630
       Administration fees payable ..............            62,614         15,607                                78,221
       Administrative service fees payable ......            17,951          8,805                                26,756
       Directors' fees payable ..................             6,195          2,028                                 8,223
       Due to custodian bank ....................                --      5,982,956                             5,982,956
       Accrued expenses and other payables ......           216,113         26,634                               242,747
                                                       ------------   ------------                         -------------
          TOTAL LIABILITIES .....................           682,282      8,168,768                             8,851,050
                                                       ------------   ------------                         -------------
   NET ASSETS ...................................       594,908,570    138,052,784                           732,961,354
                                                       ============   ============                         =============

   NET ASSETS consist of:
       Undistributed net investment income ......        $  914,191   $    664,026                        $    1,578,217
       Accumulated net realized gain (loss) on
         investments ............................         9,746,123      8,769,306                            18,515,429
       Unrealized appreciation of investments and
       foreign currency translations ............       271,794,552     51,361,715                           323,156,267
       Par value ................................            16,471          7,692           (3,870)(a)           20,293
       Paid-in capital in excess of par value ...       312,437,233     77,250,045            3,870 (a)      389,691,148
                                                       ------------    -----------                         -------------
   TOTAL NET ASSETS..............................      $594,908,570   $138,052,784                        $  732,961,354
                                                       ============    ===========                         =============

      Shares of Common Stock Outstanding ........        16,470,999      7,692,203      (3,870,000) (a)       20,293,202
       NET ASSET VALUE PER SHARE.................           $ 36.12         $17.95                                $36.12
                                                            =======         ======                                ======

             See Notes to Pro Forma Combined Financial Statements

Excelsior Funds, Inc
Projected Pro Forma Combined Statement Of Operations
Year Ended March 31, 1998

                                                                          Blended       Income And
                                                                          Equity          Growth                          Pro Forma
                                                                           Fund            Fund         Adjustments       Combined
                                                                     --------------    -----------      -------------    ----------
INVESTMENT INCOME:
   Interest income..............................................        $  532,191       $2,699,016                   $  3,231,207
   Dividend income..............................................         6,631,276        1,801,187                      8,432,463
   Less: Foreign taxes withheld.................................                --           (3,096)                        (3,096)
                                                                     --------------    ------------                      ----------
      Total Income..............................................         7,163,467        4,497,107                     11,660,574

EXPENSES:
   Investment advisory fees.....................................         3,471,749        1,100,859                      4,572,608
   Administration fees..........................................           708,237          224,575                        932,812
   Administrative service fees..................................           182,660          111,416                        294,076
   Shareholder servicing agent fees.............................           172,207           65,129                        237,336
   Custodian fees...............................................           140,402           40,483                        180,885
   Legal and audit fees.........................................           101,571           25,188                        126,759
   Shareholder reports..........................................            43,172            8,815                         51,987
   Registration and filing fees.................................            22,066           12,133                         34,199
   Directors' fees and expenses.................................            26,142            8,008                         34,150
   Distribution fees-Trust Shares...............................               202             --                              202
   Miscellaneous expenses.......................................            62,687           15,969                         78,656
                                                                     --------------      -----------                     ----------
     Total Expenses.............................................         4,931,095        1,612,575                      6,543,670
   Fees waived by investment adviser and administrators.........          (332,878)        (111,416)                      (444,294)
                                                                     --------------     -----------                      ----------
      Net Expenses..............................................         4,598,217        1,501,159                      6,099,376
                                                                     --------------     -----------                      ----------
NET INVESTMENT INCOME...........................................         2,565,250        2,995,948                      5,561,198
                                                                     --------------     -----------                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss):
   Security transactions........................................        41,083,134       19,221,367                     60,304,501
   Foreign currency translations................................              --            (13,460)                       (13,460)
                                                                     --------------     -----------                     -----------
Total net realized gain (loss)..................................        41,083,134       19,207,907                     60,291,041

   Change in unrealized appreciation/depreciation on investments
     and foreign currency translations during the year..........       205,385,468       19,295,523                    224,680,991
                                                                     --------------     -----------                      ----------
   Net realized and unrealized gain on investments..............       246,468,602       38,503,430                    284,972,032
                                                                     --------------     -----------                      ----------
   Net decrease in net assets resulting from operations.........     $ 249,033,852    $  41,499,378                   $290,533,230
                                                                     --------------    ------------                    ------------

             See Notes to Pro Forma Combined Financial Statements

Excelsior Funds, Inc.
Notes to Pro Forma Combined Financial Statements
March 31, 1998

Pro forma information is intended to provide shareholders of the Income and Growth Fund with information about the impact of the proposed reorganization by indicating how the reorganization might have affected the information had the reorganization been consummated as of March 31, 1998.

The pro forma combined statements of assets and liabilities and results of operations as of March 31, 1998 have been prepared to reflect the reorganization of the Income and Growth Fund into the Blended Equity Fund after giving effect to pro forma adjustments described in the note listed below.

(a) Acquisition by the Blended Equity Fund of the net assets of the Income and Growth Fund and issuance of Blended Equity Fund shares in exchange for all the outstanding shares of the Income and Growth Fund.

Excelsior Funds, Inc.
Combined Portfolio of Investments September 30, 1998  (Unaudited)

                Shares                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
 Blended      Income and   Pro Forma                                                      Blended        Income and   Pro Forma
  Equity        Growth     Combined                                                       Equity           Growth     Combined
   Fund          Fund        Fund                                                          Fund             Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
                                           COMMON STOCKS - 97.24%
                                             CONSUMER CYCLICAL - 21.40%
       32,600     -               32,600     CBS Corp.                                         790,550       -              790,550
      201,400     -              201,400     Centex Corp.                                    6,948,300       -            6,948,300
       52,000     -               52,000     Chevron Corp.                                   4,371,250       -            4,371,250
       40,000     -               40,000     Comcast Corp., Class A Special                  1,877,500       -            1,877,500
      212,500     -              212,500     Dayton Hudson Corp.                             7,596,875       -            7,596,875
      200,000     -              200,000     Ford Motor Co.                                  9,387,500       -            9,387,500
      311,000     -              311,000     General Electric Co.                           24,743,937       -           24,743,937
       43,800     -               43,800     General Motors Corp.                            2,395,313       -            2,395,313
       38,500     -               38,500     Goodyear Tire and Rubber Co.                    1,977,938       -            1,977,938
    -              100,000       100,000     Herman Miller, Inc.                             -              1,975,000     1,975,000
      330,000       73,000       403,000     Luxottica Group S.p.A. ADR                      3,691,875        816,687     4,508,562
       95,000       70,000       165,000     McDonald's Corp.                                5,670,312      4,178,125     9,848,437
      211,000     -              211,000    +MCI WorldCom, Inc.                             10,312,625       -           10,312,625
       40,000     -               40,000     Meredith Corp.                                  1,280,000       -            1,280,000
       43,500     -               43,500     New York Times Co., Class A                     1,196,250       -            1,196,250
      224,400     -              224,400    +O'Reilly Automotive, Inc.                       8,078,400       -            8,078,400
       39,000     -               39,000     Reuters Group plc ADR                           1,925,625       -            1,925,625
        5,100     -                5,100    +Saks, Inc.                                        114,431       -              114,431
    -              150,000       150,000     ServiceMaster Ltd. Partnership                  -              3,281,250     3,281,250
       50,000     -               50,000     Time Warner, Inc.                               4,378,125       -            4,378,125
       25,000     -               25,000     Tribune Co.                                     1,257,813       -            1,257,813
      250,000     -              250,000     Wal-Mart Stores, Inc.                          13,656,250       -           13,656,250
      171,045     -              171,045     Walt Disney Co.                                 4,329,577       -            4,329,577
       37,800       80,000       117,800     Wiley (John) & Sons, Inc., Class A              2,322,337      4,915,000     7,237,337
    -              280,000       280,000    +Ziff-Davis, Inc.                                -              2,030,000     2,030,000
-----------------------------------------                                            ----------------------------------------------
    2,653,645      753,000     3,406,645                                                   118,302,783     17,196,062   135,498,845
-----------------------------------------                                            ----------------------------------------------
                                             CONSUMER STAPLES - 21.76%
      420,000     -              420,000     Abbott Laboratories                            18,243,750       -           18,243,750
       84,000     -               84,000     Bestfoods, Inc.                                 4,068,750       -            4,068,750
      187,500     -              187,500     Coca-Cola Company                              10,804,687       -           10,804,687
       10,500     -               10,500     Corn Products International, Inc.                 265,125       -              265,125
       44,210     -               44,210     CVS Corp.                                       1,936,951       -            1,936,951
      104,000       60,000       164,000     Gillette Co.                                    3,978,000      2,295,000     6,273,000
       61,700     -               61,700    +Healthsouth Corp.                                 651,706       -              651,706
      272,300       40,000       312,300     Johnson & Johnson                              21,307,475      3,130,000    24,437,475
        7,400     -                7,400     Lilly (Eli) & Co.                                 579,512       -              579,512
       98,730     -               98,730     Mattel, Inc.                                    2,764,440       -            2,764,440
       49,000       15,000        64,000     Merck & Co., Inc.                               6,348,562      1,943,438     8,292,000
       15,000     -               15,000     Novartis AG ADR                                 1,202,222       -            1,202,222
    -               40,000        40,000     Novo-Nordisk A.S., ADR                          -              2,400,000     2,400,000
       30,000     -               30,000     PepsiCo, Inc.                                     883,125       -              883,125
      269,400     -              269,400     Pfizer, Inc.                                   28,539,563       -           28,539,563
      113,200     -              113,200     Procter & Gamble Co.                            8,030,125       -            8,030,125
      110,000     -              110,000     Schering-Plough Corp.                          11,391,875       -           11,391,875
      260,000     -              260,000     Stewart Enterprises, Inc., Class A              4,355,000       -            4,355,000
    -               35,000        35,000     WM. Wrigley Jr. Co.                             -              2,657,812     2,657,812
-----------------------------------------                                            ----------------------------------------------
    2,136,940      190,000     2,326,940                                                   125,350,868     12,426,250   137,777,118
-----------------------------------------                                            ----------------------------------------------
                                             TECHNOLOGY - 16.60%
    -              200,000       200,000    +Analog Devices, Inc.                            -              3,212,500     3,212,500
      341,033       30,000       371,033    +Cisco Systems, Inc.                            21,080,071      1,854,375    22,934,446
       50,000     -               50,000     Compaq Computer Corp.                           1,581,250       -            1,581,250
       30,000     -               30,000     Computer Associates International, Inc.         1,110,000       -            1,110,000
       70,000     -               70,000    +Dell Computer Corp.                             4,602,500       -            4,602,500

Excelsior Funds, Inc.
Combined Portfolio of Investments September 30, 1998  (Unaudited)

                Shares                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
 Blended      Income and    Pro Forma                                                  Blended         Income and     Pro Forma
  Equity        Growth      Combined                                                   Equity            Growth       Combined
   Fund          Fund         Fund                                                      Fund              Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------


       36,100     -                36,100   Emerson Electric, Co.                         2,247,225        -              2,247,225
      126,480     -               126,480   Hewlett-Packard Co.                           6,695,535        -              6,695,535
       30,300     -                30,300   Honeywell Corp.                               1,941,094        -              1,941,094
      150,000     -               150,000   Intel Corp.                                  12,862,500        -             12,862,500
    -              695,200        695,200  +Interleaf, Inc.                               -                 716,925         716,925
       63,000     -                63,000   International Business Machines Corp.         8,064,000        -              8,064,000
       69,000     -                69,000   L.M. Ericsson Telephone Co. ADR               1,267,875        -              1,267,875
       93,320     -                93,320   Lucent Technologies, Inc.                     6,444,913        -              6,444,913
      169,240       15,000        184,240  +Microsoft Corp.                              18,626,977       1,650,938      20,277,915
       36,000     -                36,000   Nokia Corp., Class A, ADR                     2,823,750        -              2,823,750
    -              103,500        103,500  +SDL, Inc.                                     -               1,293,750       1,293,750
       60,000     -                60,000   SBC Communications, Inc.                      2,666,250        -              2,666,250
       25,500     -                25,500   Texas Instruments, Inc.                       1,345,125        -              1,345,125
       46,000     -                46,000   Tyco International Ltd.                       2,541,500        -              2,541,500
    -               41,800         41,800  +Unitrode Corp.                                -                 444,125         444,125
------------------------------------------                                        --------------------------------------------------
    1,395,973    1,085,500      2,481,473                                                95,900,565       9,172,613     105,073,178
------------------------------------------                                        --------------------------------------------------
                                            FINANCIAL - 17.05%
       30,000     -                30,000   Allstate Corp.                                1,250,625        -              1,250,625
       19,000     -                19,000   American Express Co.                          1,474,875        -              1,474,875
       56,250       20,000         76,250   American International Group, Inc.            4,331,250       1,540,000       5,871,250
      277,817     -               277,817   Associates First Capital Corp.               18,127,559        -             18,127,559
       75,600     -                75,600   BankBoston                                    2,494,800        -              2,494,800
       40,200     -                40,200   Citicorp                                      3,736,087        -              3,736,087
       20,000     -                20,000   First Union Corp. (North Carolina)            1,023,750        -              1,023,750
      170,000     -               170,000   Fleet Financial Group, Inc.                  12,484,375        -             12,484,375
       21,790     -                21,790   General Re Corp.                              4,423,370        -              4,423,370
       81,702     -                81,702   Household International, Inc.                 3,063,825        -              3,063,825
      114,200     -               114,200   MBIA, Inc.                                    6,131,112        -              6,131,112
      302,076     -               302,076   Mellon Bank Corp.                            16,633,060        -             16,633,060
      202,694       35,000        237,694   Morgan Stanley, Dean Witter & Co.             8,728,510       1,507,188      10,235,698
    -              130,000        130,000   Mutual Risk Management Ltd.                   -               4,598,750       4,598,750
       29,687     -                29,687   Nationsbank Corp.                             1,588,255        -              1,588,255
       32,600     -                32,600   Norwest Corp.                                 1,167,488        -              1,167,488
      156,300     -               156,300   State Street Boston Corp.                     8,528,119        -              8,528,119
      102,200     -               102,200   UNUM Corp.                                    5,078,063        -              5,078,063
------------------------------------------                                        --------------------------------------------------
    1,732,116      185,000      1,917,116                                               100,265,123       7,645,938     107,911,061
------------------------------------------                                        --------------------------------------------------
                                            ENERGY - 7.91%
       13,000     -                13,000   British Petroleum Company plc ADR             1,134,250        -              1,134,250
      167,907     -               167,907   Burlington Resources, Inc.                    6,275,524        -              6,275,524
      120,100       44,000        164,100   Exxon Corp.                                   8,429,519       3,088,250      11,517,769
       47,000     -                47,000   Minnesota Mining & Manufacturing              3,463,313        -              3,463,313
      178,300     -               178,300   Mobil Corp.                                  13,539,656        -             13,539,656
      162,100     -               162,100   Royal Dutch Petroleum Co.                     7,720,012        -              7,720,012
    -               90,000         90,000  +SEACOR Holdings, Inc.                         -               3,735,000       3,735,000
       73,200     -                73,200   Unocal Corp.                                  2,653,500        -              2,653,500
------------------------------------------                                        --------------------------------------------------
      761,607      134,000        895,607                                                43,215,774       6,823,250      50,039,024
------------------------------------------                                        --------------------------------------------------
                                            UTILITIES - 6.59%
       53,400      110,000        163,400  +AES Corp.                                     1,979,138       4,076,875       6,056,013
       30,000     -                30,000   Ameritech Corp.                               1,421,250        -              1,421,250
      172,443     -               172,443   AT&T Corp.                                   10,077,138        -             10,077,138
      163,000     -               163,000   Bell Atlantic Corp.                           7,895,312        -              7,895,312
       57,500     -                57,500   Duke Energy Corp.                             3,805,781        -              3,805,781
       60,000       94,000        154,000  +NEXTEL Communications, Inc., Class A          1,211,250       1,897,625       3,108,875
      133,700     -               133,700   Southern Co.                                  3,935,794        -              3,935,794
      116,400     -               116,400   Texas Utilities Co.                           5,419,875        -              5,419,875
------------------------------------------                                        --------------------------------------------------
      786,443      204,000        990,443                                                35,745,538       5,974,500      41,720,038
------------------------------------------                                        --------------------------------------------------
                                            RAW / INTERMEDIATE MATERIALS - 2.31%
       67,300     -                67,300   E.I. du Pont de Nemours & Co.                 3,777,212        -              3,777,212
       62,100     -                62,100   Monsanto Co.                                  3,500,888        -              3,500,888
    -              100,000        100,000   Pall Corp.                                    -               2,218,750       2,218,750
      105,000       90,000        195,000   Pioneer Hi-Bred International, Inc.           2,756,250       2,362,500       5,118,750
------------------------------------------                                        --------------------------------------------------
      234,400      190,000        424,400                                                10,034,350       4,581,250      14,615,600
------------------------------------------                                        --------------------------------------------------

Excelsior Funds, Inc.
Combined Portfolio of Investments September 30, 1998  (Unaudited)

                Shares                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
     Blended      Income and    Pro Forma                                                        Blended    Income and   Pro Forma
     Equity        Growth       Combined                                                          Equity      Growth     Combined
      Fund          Fund          Fund                                                             Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------

                                             CAPITAL GOODS - 3.62%
      24,000     -                24,000     Boeing Co.                                            823,500    -            823,500
      12,600     -                12,600     Cordant Technologies, Inc.                            533,137    -            533,137
      20,000      100,000        120,000     Dover Corp.                                           617,500   3,087,500   3,705,000
     275,266     -               275,266     Illinois Tool Works, Inc.                          15,001,997    -         15,001,997
      24,700     -                24,700    +Lear Corp.                                          1,080,625    -          1,080,625
       2,000     -                 2,000     Raychem Corp.                                          48,750    -             48,750
      76,875     -                76,875    +Thermo Electron Corp.                               1,157,930    -          1,157,930
      11,700     -                11,700     Waste Management, Inc.                                562,331    -            562,331
-----------------------------------------                                                   ---------------------------------------
     447,141      100,000        547,141                                                        19,825,770   3,087,500  22,913,270
-----------------------------------------                                                   ---------------------------------------

                                             TOTAL COMMON STOCKS                               548,640,771  66,907,363 615,548,134

             Principal Amount                                                                                   Value
-----------------------------------------                                                   ---------------------------------------
                                          CORPORATE BONDS - 0.32%
                                            MATERIALS - 0.32%
   -            2,000,000      2,000,000    AK Steel Corp.,
-----------------------------------------
                                               9.125%, 12/15/06
                                               (Cost  $2,080,000)                                -           2,015,000   2,015,000
                                                                                            ---------------------------------------

                                           CONVERTIBLE BONDS - 1.36%
                                             TECHNOLOGY - 1.02%
   -            2,810,000      2,810,000     Kollmorgen Corp., Sub-Debenture,
                                               8.75%, 05/01/09                                   -           2,848,638   2,848,638
   -            3,959,000      3,959,000     Network Equipment Technologies, Inc.,
                                              Sub-Debenture,
-----------------------------------------
   -            6,769,000      6,769,000       7.25%, 05/15/14                                   -           3,597,741   3,597,741
-----------------------------------------                                                   ---------------------------------------
                                                                                                 -           6,446,379   6,446,379
                                                                                            ---------------------------------------
                                             CONSUMER CYCLICAL - 0.28%
   -            1,925,000      1,925,000     Avatar Holdings
-----------------------------------------
                                               7.00%, 04/01/05                                   -           1,766,187   1,766,187
                                                                                            ---------------------------------------

                                             TRANSPORTATION - 0.06%
   -            3,500,000      3,500,000     World Corp., Inc.,
-----------------------------------------
                                               7.00%, 05/15/04                                   -             385,000     385,000
                                                                                            ---------------------------------------

                                           TOTAL CONVERTIBLE BONDS                               -           8,597,566   8,597,566

                                           DEMAND NOTES - 0.91%
     400,000    2,400,000      2,800,000     Associates Corp. of North America Master Notes        400,000   2,400,000   2,800,000
     487,000    2,515,000      3,002,000     General Electric Co. Promissory Notes                 487,000   2,515,000   3,002,000
-----------------------------------------                                                   ---------------------------------------
     887,000    4,915,000      5,802,000                                                           887,000   4,915,000   5,802,000
-----------------------------------------                                                   ---------------------------------------

                                           TOTAL DEMAND NOTES                                      887,000   4,915,000   5,802,000

                                           TOTAL INVESTMENTS -100.00%
                                                                                            ---------------------------------------
                                           (Cost $321,872,770, $63,631,120 and
                                            $385,503,890, respectively)                        549,527,771  82,434,929 631,962,700
                                                                                            =======================================


Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

+ Non-income producing security
ADR-American Depositary Receipt

Excelsior Funds, Inc.
Pro Forma Combined Statement of Assets and Liabilities
September 30, 1998 (Unaudited)

                                                         Blended      Income And
                                                          Equity         Growth                           Pro Forma
                                                           Fund           Fund          Adjustments        Combined
                                                       ------------   ------------     ------------      ------------
   ASSETS:
       Investments, at cost-see
         accompanying portfolios...................... $321,872,770   $ 63,631,120                   $    385,503,890
                                                       ============   ============                       ============

       Investments, at value.......................... $549,527,771   $ 82,434,929                   $    631,962,700
       Cash...........................................      492,860           --                              492,860
       Dividends receivable...........................      613,230         83,598                            696,828
       Interest receivable............................        9,355        480,830                            490,185
       Receivable for investments sold................         --        3,882,391                          3,882,391
       Receivable for fund shares sold................      107,781          2,745                            110,526
       Withholding tax receivable.....................         --            2,833                              2,833
       Prepaid expenses...............................       13,906          3,900                             17,806
                                                       ------------   ------------                       ------------

          Total Assets................................  550,764,903     86,891,226                        637,656,129

   LIABILITIES:

       Payable for investments purchased..............         --        3,649,008                          3,649,008
       Payable for fund shares redeemed...............      100,624         60,557                            161,181
       Dividends Payable..............................           48            181                                229
       Investment advisory fees payable...............      308,302         45,596                            353,898
       Administration fees payable....................       57,147          8,873                             66,020
       Administrative service fees payable............       37,387         15,897                             53,284
       Directors' fees payable........................        8,941          2,363                             11,304
       Due to custodian bank..........................         --           20,274                             20,274
       Accrued expenses and other payables............      276,753         29,782                            306,535
                                                       ------------   ------------                       ------------

          Total Liabilities...........................      789,202      3,832,531                          4,621,733
                                                       ------------   ------------                       ------------
   NET ASSETS.........................................  549,975,701     83,058,695                        633,034,396
                                                       ============   ============                       ============

   NET ASSETS consist of:
       Undistributed net investment income (loss)..... $    708,211   $    336,248                   $      1,044,459
       Accumulated net realized gain (loss) on
          investments.................................    4,614,692     15,932,956                         20,547,648
       Unrealized appreciation (depreciation) of
       investments and foreign currency translations..  227,655,105     18,803,511                        246,458,616
       Par value......................................       16,559          5,970       (3,469) (a)           19,060
       Paid-in capital in excess of par value.........  316,981,134     47,980,010        3,469  (a)      364,964,613
                                                       ------------   ------------                       ------------
   Total Net Assets................................... $549,975,701   $ 83,058,695                   $    633,034,396
                                                       ============   ============                       ============

        Shares of Common Stock Outstanding............   16,559,384      5,914,029   (3,413,014) (a)       19,060,399
       NET ASSET VALUE PER SHARE...................... $      33.21   $      14.04                   $          33.21
                                                       ============   ============                       ============

             See Notes to Pro Forma Combined Financial Statements.

Excelsior Funds, Inc.
Projected Pro Forma Combined Statement of Operations
September 30, 1998 (Unaudited)


                                                                      Blended        Income and
                                                                      Equity           Growth                    Pro Forma
                                                                       Fund             Fund     Adjustments     Combined
                                                                   ------------    ------------  -----------  ------------
INVESTMENT INCOME:
   Interest income...............................................  $     98,660    $    773,514               $    872,174
   Dividend income...............................................     3,861,000         661,408                  4,522,408
                                                                   ------------    ------------               ------------
      Total Income...............................................     3,959,660       1,434,922                  5,394,582

EXPENSES:
   Investment advisory fees......................................     2,260,166         428,900                  2,689,066
   Administration fees...........................................       461,074          87,495                    548,569
   Administrative service fees...................................       116,341          51,571                    167,912
   Shareholder servicing agent fees..............................        98,357          33,226                    131,583
   Custodian fees................................................        75,396          16,553                     91,949
   Legal and audit fees..........................................        56,082          10,242                     66,324
   Shareholder reports...........................................        18,014           2,968                     20,982
   Registration and filing fees..................................        17,962           7,334                     25,296
   Directors' fees and expenses..................................        13,505           2,804                     16,309
   Miscellaneous expenses........................................        29,943           7,554                     37,497
                                                                   ------------    ------------               ------------
     Total Expenses..............................................     3,146,840         648,647                  3,795,487
   Fees waived by investment adviser and administrators..........      (243,684)        (51,571)                  (295,255)
                                                                   ------------    ------------               ------------
      Net Expenses...............................................     2,903,156         597,076                  3,500,232
                                                                   ------------    ------------               ------------

NET INVESTMENT INCOME............................................     1,056,504         837,846                  1,894,350
                                                                   ------------    ------------               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.............    (5,131,431)      7,163,650                  2,032,219
                                                                   ------------    ------------               ------------

   Change in unrealized appreciation/depreciation on investments
     and foreign currency translations during the period.........   (44,139,447)    (32,558,204)               (76,697,651)
                                                                   ------------    ------------               ------------

   Net realized and unrealized gain (loss) on investments........   (49,270,878)    (25,394,554)               (74,665,432)
                                                                   ------------    ------------               ------------

   Net decrease in net assets resulting from operations..........  $(48,214,374)   $(24,556,708)              $(72,771,082)
                                                                   ============    ============               ============

             See Notes to Pro Forma Combined Financial Statements.

Excelsior Funds, Inc.
Notes to Pro Forma Combined Financial Statements
September 30, 1998 (Unaudited)

Pro forma information is intended to provide shareholders of the Income and Growth Fund with information about the impact of the proposed reorganization by indicating how the reorganization might have affected the information had the reorganization been consummated as of September 30, 1998.

The pro forma combined statements of assets and liabilities and results of operations as of September 30, 1998 have been prepared to reflect the reorganization of the Income and Growth Fund into the Blended Equity Fund after giving effect to pro forma adjustments described in the note listed below.

(a) Acquisition by the Blended Equity Fund of the net assets of the Income and Growth Fund and issuance of Blended Equity Fund shares in exchange for all the outstanding shares of the Income and Growth Fund.

                             EXCELSIOR FUNDS, INC.
                          ADVISER'S INVESTMENT REVIEW
                  BLENDED EQUITY FUND (FORMERLY EQUITY FUND)
-------------------------------------------------------------------------------

  For the twelve months ended March 31, 1998, the Fund realized a total return of 50.82%,* versus 48.00%** for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Through the first three fiscal quarters, the Fund's holdings of retail stocks were a source of strength. The portfolio's financial stocks, which were overweighted, performed well due to a favorable interest-rate environment and the market's willingness to assign higher relative valuations. Leaders in this group included State Street, Morgan Stanley, Mellon Bank, and Associates First Capital. Within the drug group, Pfizer and Schering-Plough performed well. Other standouts included Ford, Centex, Lucent Technologies, Tyco International, Microsoft, General Electric, Illinois Tool Works and AT&T. The portfolio's energy group lagged, with declines in United Meridian and Enron, both of which were sold. Other weak performers that were sold include Scholastic, Pall, Waste Management, and Heilig Myers. Our basic investment strategy did not change, we emphasized a long-term investment horizon, as opposed to attempts at timing the market, broad portfolio diversification across strategies and investment themes, and solid good business values--that is, companies who have demonstrated and continue to demonstrate solid growth in a volatile environment. During the fiscal third quarter a portion of the portfolio began to be managed utilizing quantitative analysis to complement the rest of the portfolio by further diversifying it in relation to the S&P 500 and by improving the tax efficiency of the portfolio. For the final quarter of the fiscal year, Lucent Technologies and Nokia, two leading telecommunications equipment companies, were the portfolio's best performers. Worldcom, which should complete its merger with MCI this year, was also a very strong performer. Other strong performers included Microsoft and Cisco Systems in technology; Pfizer and Schering-Plough in the drug group; and Luxottica, Dayton-Hudson, and Wal-Mart in the retail sector.

                             Blended Equity Fund+
--------------------------------------------------------------------------------
                 Average Annual Total Return Ended on 3/31/98*
--------------------------------------------------------------------------------
                    1 year             5 years        10 Years
--------------------------------------------------------------------------------
                    50.82%             20.92%         17.52%

                           [LINE GRAPH APPEARS HERE]

 DATE                  S&P 500 INDEX
 ----                  -------------
3/31/89                   $11,820
3/31/90                   $14,110
3/31/91                   $16,140
3/31/92                   $17,920
3/31/93                   $20,650
3/31/94                   $20,960
3/31/95                   $24,210
3/31/96                   $31,980
3/31/97                   $38,300
3/31/98                   $56,680




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY AND SHARES MAY BE WORTH MORE OR LESS AT REDEMPTION THAN THEIR ORIGINAL COST.

  The above illustration compares a $10,000 investment made in Blended Equity Fund and a broad-based index over the past ten fiscal years. All dividends and capital gain distributions are reinvested. The Fund's performance takes into account fees and expenses. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------
 * Total return represents the change during the period in a hypothetical account with dividends reinvested.
** Source: Standard & Poor's Corporation--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
 + The Fund is currently waiving certain fees. Had the Fund not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.

                             EXCELSIOR FUNDS, INC.
                          ADVISER'S INVESTMENT REVIEW
                            INCOME AND GROWTH FUND
-------------------------------------------------------------------------------

  For the twelve months ended March 31, 1998, the Fund realized a total return of 33.29%*, versus 48.00%** for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). To provide the income component of the Fund, we held a variety of fixed-income and convertible securities. Within the equity component of the Fund, which comprises the balance of the portfolio, we emphasize thorough diversification across three investment strategies--growth, value, and small cap--and longer-term investment themes. In all of our investments, we focus on long term fundamental business value with special attention to the breadth and depth of employee incentives (compensation, safety, etc.). During the first half of the fiscal year, the Fund advanced strongly, though it did underperform the S&P 500, due in part to the Fund's income requirements. The Fund's structure and strategy remained essentially unchanged in the period, and few modifications were made to the portfolio. As the rest of the stock market began to catch up to the previously high-flying larger capitalization stocks, the Fund, given its blend of strategies, themes, and market capitalizations, was able to benefit. To maintain the Fund's income level, we did add Treasuries given the narrowing yield spreads. In the second half of the fiscal year, we increased the yield in the equity portion of the portfolio, trimmed some of the Fund's biggest gainers, and harvested losses. Among our new purchases, we would highlight International Flavors and Fragrances (IFF) and HSB Group (Hartford Steam Boiler), both of which we feel boast enviable financial strength and given our goal to increase yield, 3%- plus dividend yields. We also purchased several high-yielding bonds.



                            Income and Growth Fund+
--------------------------------------------------------------------------------
                 Average Annual Total Return Ended on 3/31/98*
--------------------------------------------------------------------------------

                    1 year          5 years        10 years
                    33.29%          16.84%          14.58%

                           [LINE GRAPH APPEARS HERE]

 DATE                  INCOME & GROWTH FUND            S&P 500 INDEX
 ----                  --------------------            -------------
3/31/89                    $11,836                        $11,820
3/31/90                    $12,563                        $14,110
3/31/91                    $12,133                        $16,140
3/31/92                    $13,941                        $17,920
3/31/93                    $18,185                        $20,650
3/31/94                    $19,401                        $20,960
3/31/95                    $20,516                        $24,210
3/31/96                    $25,815                        $31,980
3/31/97                    $29,070                        $38,300
3/31/98                    $38,777                        $56,680



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY AND SHARES MAY BE WORTH MORE OR LESS AT REDEMPTION THAN THEIR ORIGINAL COST.

  The above illustration compares a $10,000 investment made in Income and Growth Fund and a broad-based index over the past ten fiscal years. All dividends and capital gain distributions are reinvested. The Fund's performance takes into account fees and expenses. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------
 * Total return represents the change during the period in a hypothetical account with dividends reinvested.
** Source: Standard & Poor's Corporation -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
 + The Fund is currently waiving certain fees. Had the Fund not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
March 31, 1998


                                                     Blended Equity
                                                          Fund       Income and
                                                       (formerly       Growth
                                                      Equity Fund)      Fund
                                                     -------------- ------------
  ASSETS:
   Investments, at cost-see accompanying
    portfolios.....................................   $323,025,087  $ 91,748,706
                                                      ============  ============
   Investments, at value (Note 1)..................   $594,819,534  $143,110,985
   Cash............................................            900       --
   Dividends receivable............................        703,872        49,190
   Interest receivable.............................         17,233       752,490
   Receivable for investments sold.................        --          2,288,026
   Receivable for fund shares sold.................         25,104        11,666
   Withholding tax receivable......................        --              2,566
   Prepaid expenses................................         24,209         6,629
   Unamortized organization costs (Note 5).........        --            --
                                                      ------------  ------------
   Total Assets....................................    595,590,852   146,221,552
  LIABILITIES:
   Payable for investments purchased...............        --          1,851,736
   Payable for fund shares redeemed................         46,504       200,277
   Investment advisory fees payable (Note 2).......        332,905        80,725
   Administration fees payable (Note 2)............         62,614        15,607
   Administrative service fees payable (Note 2)....         17,951         8,805
   Directors' fees payable (Note 2)................          6,195         2,028
   Due to custodian bank...........................        --          5,982,956
   Accrued expenses and other payables.............        216,113        26,634
                                                      ------------  ------------
   Total Liabilities...............................        682,282     8,168,768
                                                      ------------  ------------
  NET ASSETS.......................................   $594,908,570  $138,052,784
                                                      ============  ============
  NET ASSETS consist of:
   Undistributed net investment income.............   $    914,191  $    664,026
   Accumulated net realized gain (loss) on
    investments....................................      9,746,123     8,769,306
   Unrealized appreciation of investments and
    foreign currency translations..................    271,794,552    51,361,715
   Par value (Note 4)..............................         16,471         7,692
   Paid-in capital in excess of par value..........    312,437,233    77,250,045
                                                      ------------  ------------
  Total Net Assets.................................   $594,908,570  $138,052,784
                                                      ============  ============
  Shares of Common Stock Outstanding...............     16,470,999     7,692,203
  NET ASSET VALUE PER SHARE........................         $36.12        $17.95
                                                            ======        ======


                       See Notes to Financial Statements

                                     AFS-1

  Value and Restructuring                      Energy and Natural
      Fund (formerly         Small Cap Fund      Resources Fund      Large Cap
  Business and Industrial   (formerly Early   (formerly Long-Term     Growth     Real Estate
    Restructuring Fund)     Life Cycle Fund) Supply of Energy Fund)    Fund         Fund
  -----------------------   ---------------- ---------------------- -----------  -----------
       $293,015,035           $56,288,895         $33,496,216       $41,735,015  $40,845,063
       ============           ===========         ===========       ===========  ===========
       $399,629,194           $68,572,462         $45,400,649       $47,919,875  $40,954,667
            --                        279                 777               225        1,014
            313,284                10,112              25,239            12,850      236,572
             63,297                27,910               6,528               414          185
            --                     --                 757,095           --           --
          2,793,503                 5,982              26,823            32,400      --
              4,222                --                  --               --           --
              9,202                 3,140               1,908               600          965
            --                     --                  --                41,375       27,568
       ------------           -----------         -----------       -----------  -----------
        402,812,702            68,619,885          46,219,019        48,007,739   41,220,971
         13,348,736                --                  --               413,192      --
             66,123                 1,460              --                 2,127      --
            168,666                30,932              12,490            22,954       25,526
             13,613                 8,970               8,943             5,290          637
             10,540                 4,526               1,521               558        1,794
                414                   607                 469               195          338
            680,921                --                  --               --           --
             76,281                25,464              21,149            34,765       21,952
       ------------           -----------         -----------       -----------  -----------
         14,365,294                71,959              44,572           479,081       50,247
       ------------           -----------         -----------       -----------  -----------
       $388,447,408           $68,547,926         $46,174,447       $47,528,658  $41,170,724
       ============           ===========         ===========       ===========  ===========
       $    274,591           $    --             $    32,722       $    --      $    26,291
          3,631,511               628,702            (243,134)         (214,016)      19,611
        106,613,124            12,283,567          11,904,433         6,184,860      109,604
             16,326                 5,736               3,648             5,583        5,840
        277,911,856            55,629,921          34,476,778        41,552,231   41,009,378
       ------------           -----------         -----------       -----------  -----------
       $388,447,408           $68,547,926         $46,174,447       $47,528,658  $41,170,724
       ============           ===========         ===========       ===========  ===========
         16,325,679             5,735,910           3,648,375         5,583,405    5,840,242
             $23.79                $11.95              $12.66             $8.51        $7.05
             ======                ======              ======             =====        =====


                       See Notes to Financial Statements

                                     AFS-2

Excelsior Funds, Inc.
Statements of Operations
Year Ended March 31, 1998



                                                     Blended Equity Income and
                                                     Fund (formerly   Growth
                                                      Equity Fund)     Fund
                                                     -------------- -----------
  INVESTMENT INCOME:
   Interest income.................................   $    532,191  $ 2,699,016
   Dividend income.................................      6,631,276    1,801,187
   Less: Foreign taxes withheld....................        --            (3,096)
                                                      ------------  -----------
   Total Income....................................      7,163,467    4,497,107
  EXPENSES:
   Investment advisory fees (Note 2)...............      3,471,749    1,100,859
   Administration fees (Note 2)....................        708,237      224,575
   Administrative servicing fees (Note 2)..........        182,660      111,416
   Shareholder servicing agent fees................        172,207       65,129
   Custodian fees..................................        140,402       40,483
   Legal and audit fees............................        101,571       25,188
   Shareholder reports.............................         43,172        8,815
   Amortization of organization costs (Note 5).....        --           --
   Registration and filing fees....................         22,066       12,133
   Directors' fees and expenses (Note 2)...........         26,142        8,008
   Distribution fees-- Trust Shares (Note 2).......            202      --
   Miscellaneous expenses..........................         62,687       15,969
                                                      ------------  -----------
   Total Expenses..................................      4,931,095    1,612,575
   Fees waived by investment adviser and
   administrators (Note 2).........................       (332,878)    (111,416)
                                                      ------------  -----------
   Net Expenses....................................      4,598,217    1,501,159
                                                      ------------  -----------
  NET INVESTMENT INCOME (LOSS).....................      2,565,250    2,995,948
                                                      ------------  -----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
   Net realized gain (loss):
   Security transactions...........................     41,083,134   19,221,367
   Foreign currency translations...................        --           (13,460)
                                                      ------------  -----------
   Total net realized gain (loss)..................     41,083,134   19,207,907
   Change in unrealized appreciation/depreciation
    on investments and foreign currency
    translations during the year...................    205,385,468   19,295,523
                                                      ------------  -----------
   Net realized and unrealized gain on
   investments.....................................    246,468,602   38,503,430
                                                      ------------  -----------
   Net increase in net assets resulting from
   operations......................................   $249,033,852  $41,499,378
                                                      ============  ===========


* Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997.

                       See Notes to Financial Statements

                                       AFS-3

  Value and Restructuring                      Energy and Natural
      Fund (formerly         Small Cap Fund      Resources Fund     Large Cap
  Business and Industrial   (formerly Early   (formerly Long-Term     Growth    Real Estate
    Restructuring Fund)     Life Cycle Fund) Supply of Energy Fund)   Fund*        Fund*
  -----------------------   ---------------- ---------------------- ----------  -----------
        $   246,500           $   231,449          $  132,357       $   44,724   $ 69,427
          2,733,206               250,498             582,085           52,962    788,400
                 --                --                  --               --          --
        -----------           -----------          ----------       ----------   --------
          2,979,706               481,947             714,442           97,686    857,827
          1,248,447               362,392             255,917           82,152    137,933
            318,354                92,410              65,259           16,759     20,453
             88,070                41,897              29,091            1,501      1,794
             74,335                40,564              33,683            2,210      1,468
             67,141                23,457              14,146           10,559     11,162
             29,706                 9,370               7,661            1,699      2,381
             10,342                 3,118              16,056              744      1,119
              3,171                 3,171               3,171            2,231      2,943
             37,445                19,583              19,974            1,968      2,127
              7,976                 3,051               2,290              383        562
                 49                    29              --               --          --
             48,637                 8,481               7,534           11,487     11,280
        -----------           -----------          ----------       ----------   --------
          1,933,673               607,523             454,782          131,693    193,222
            (88,070)              (41,897)            (32,946)         (16,680)   (28,552)
        -----------           -----------          ----------       ----------   --------
          1,845,603               565,626             421,836          115,013    164,670
        -----------           -----------          ----------       ----------   --------
          1,134,103               (83,679)            292,606          (17,327)   693,157
        -----------           -----------          ----------       ----------   --------
          4,634,390             3,491,186           3,347,027         (214,016)      (749)
            (38,046)               --                  --               --          --
        -----------           -----------          ----------       ----------   --------
          4,596,344             3,491,186           3,347,027         (214,016)      (749)
         80,592,450            12,326,916           4,846,663        6,184,860    109,604
        -----------           -----------          ----------       ----------   --------
         85,188,794            15,818,102           8,193,690        5,970,844    108,855
        -----------           -----------          ----------       ----------   --------
        $86,322,897           $15,734,423          $8,486,296       $5,953,517   $802,012
        ===========           ===========          ==========       ==========   ========


                       See Notes to Financial Statements

                                     AFS-4

Excelsior Funds, Inc.
Statements of Changes in Net Assets



                                                      Blended Equity  Income and
                                                      Fund (formerly    Growth
                                                       Equity Fund)      Fund
                                                      -------------- ------------
  Year Ended March 31, 1998
  Net investment income (loss)......................   $  2,565,250  $  2,995,948
  Net realized gain (loss) on investments...........     41,083,134    19,207,907
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the year..................................    205,385,468    19,295,523
                                                       ------------  ------------
  Net increase in net assets resulting from opera-
   tions............................................    249,033,852    41,499,378
  Distributions to shareholders:
   From net investment income:
   Shares...........................................     (2,290,458)   (2,916,488)
   Trust Shares.....................................           (146)      --
   From net realized gain on investments:
   Shares...........................................    (38,374,555)  (15,371,776)
   In excess of net realized gain on investments:
   Shares...........................................        --            --
                                                       ------------  ------------
    Total distributions.............................    (40,665,159)  (18,288,264)
                                                       ------------  ------------
   Increase (decrease) in net assets from fund share
    transactions (Note 4)
   Shares...........................................     79,577,598   (17,925,868)
   Trust Shares.....................................       (108,359)      --
                                                       ------------  ------------
     Total from fund share transactions.............     79,469,239   (17,925,868)
                                                       ------------  ------------
  Net increase in net assets........................    287,837,932     5,285,246
  NET ASSETS:
   Beginning of year................................    307,070,638   132,767,538
                                                       ------------  ------------
   End of year (1)..................................   $594,908,570  $138,052,784
                                                       ============  ============
 --------
   (1) Including undistributed net investment
     income.........................................   $    914,191  $    664,026
                                                       ============  ============
  Year Ended March 31, 1997
  Net investment income (loss)......................   $  1,968,077  $  2,839,449
  Net realized gain (loss) on investments...........     13,470,108     8,773,424
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the year..................................     11,035,720     3,899,616
                                                       ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations..................................     26,473,905    15,512,489
  Distributions to shareholders:
   From net investment income:
   Shares...........................................     (1,439,009)   (3,036,535)
   Trust Shares.....................................           (103)      --
   From net realized gain on investments:
   Shares...........................................    (11,114,096)   (5,519,778)
   Trust Shares.....................................            (27)      --
   In excess of net realized gain on investments:
   Shares...........................................        --            --
                                                       ------------  ------------
   Total distributions..............................    (12,553,235)   (8,556,313)
                                                       ------------  ------------
  Increase (decrease) in net assets from fund share
   transactions (Note 4)
   Shares...........................................    104,492,129    (1,683,305)
   Trust Shares.....................................         84,035       --
                                                       ------------  ------------
   Total from fund share transactions...............    104,576,164    (1,683,305)
                                                       ------------  ------------
  Net increase (decrease) in net assets.............    118,496,834     5,272,871
  NET ASSETS:
   Beginning of year................................    188,573,804   127,494,667
                                                       ------------  ------------
   End of year (2)..................................   $307,070,638  $132,767,538
                                                       ============  ============
   (2) Including undistributed/(distributions in
     excess of) net investment income...............   $    639,545  $    571,900
                                                       ============  ============

 --------

* Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997.

                       See Notes to Financial Statements

                                     EFS-5

  Value and Restructuring                      Energy and Natural
      Fund (formerly         Small Cap Fund      Resources Fund      Large Cap
  Business and Industrial   (formerly Early   (formerly Long-Term     Growth     Real Estate
    Restructuring Fund)     Life Cycle Fund) Supply of Energy Fund)    Fund*        Fund*
  -----------------------   ---------------- ---------------------- -----------  -----------
       $  1,134,103           $    (83,679)       $   292,606       $   (17,327) $   693,157
          4,596,344              3,491,186          3,347,027          (214,016)        (749)
         80,592,450             12,326,916          4,846,663         6,184,860      109,604
       ------------           ------------        -----------       -----------  -----------
         86,322,897             15,734,423          8,486,296         5,953,517      802,012
           (855,654)               --                (309,721)          --          (474,266)
                (58)               --                  --               --           --
         (2,883,915)               --              (3,856,927)          --           --
            --                     --                (243,134)          --           --
       ------------           ------------        -----------       -----------  -----------
         (3,739,627)               --              (4,409,782)          --          (474,266)
       ------------           ------------        -----------       -----------  -----------
        181,862,594               (441,310)         8,704,842        41,575,141   40,842,978
            (61,525)               (11,276)            --               --           --
       ------------           ------------        -----------       -----------  -----------
        181,801,069               (452,586)         8,704,842        41,575,141   40,842,978
       ------------           ------------        -----------       -----------  -----------
        264,384,339             15,281,837         12,781,356        47,528,658   41,170,724
        124,063,069             53,266,089         33,393,091           --           --
       ------------           ------------        -----------       -----------  -----------
       $388,447,408           $ 68,547,926        $46,174,447       $47,528,658  $41,170,724
       ============           ============        ===========       ===========  ===========
       $    274,591           $     --            $    32,722       $    --      $    26,291
       ============           ============        ===========       ===========  ===========
       $    890,216           $   (203,038)       $   247,913
          3,588,792             (1,252,061)         3,066,094
         10,912,205            (10,176,904)         3,501,247
       ------------           ------------        -----------
         15,391,213            (11,632,003)         6,815,254
           (770,732)               --                (236,119)
               (133)               --                  --
         (2,941,935)              (760,083)        (2,816,614)
               (702)                   (98)            --
            --                  (2,895,800)            --
       ------------           ------------        -----------
         (3,713,502)            (3,655,981)        (3,052,733)
       ------------           ------------        -----------
         38,284,744             (9,515,807)         6,336,079
             48,311                  9,034             --
       ------------           ------------        -----------
         38,333,055             (9,506,773)         6,336,079
       ------------           ------------        -----------
         50,010,766            (24,794,757)        10,098,600
         74,052,303             78,060,846         23,294,491
       ------------           ------------        -----------
       $124,063,069           $ 53,266,089        $33,393,091
       ============           ============        ===========
       $    145,348           $    --             $    49,837
       ============           ============        ===========

                       See Notes to Financial Statements

                                     AFS-6

Excelsior Funds, Inc.
Financial Highlights--Selected Per Share Data and Ratios

   For a Fund share outstanding throughout each period.

                                                   Net Realized                        Distributions  Distributions in
                             Net Asset    Net     and Unrealized            Dividends     From Net     Excess of Net
                              Value,   Investment  Gain (Loss)   Total From  From Net  Realized Gain   Realized Gain
                             Beginning   Income   on Investments Investment Investment on Investments  on Investments
                             of Period   (Loss)    and Options   Operations   Income    and Options     and Options
                             --------- ---------- -------------- ---------- ---------- -------------- ----------------
  BLENDED EQUITY FUND -- (4/25/85*)
  (formerly Equity Fund)
  Shares:
  Year Ended March 31,
  1994....................    $18.77     $ 0.05       $ 1.16       $ 1.21     $(0.08)      $(0.39)         $(0.34)
  1995....................     19.17       0.07         2.67         2.74      (0.04)       (0.47)            --
  1996....................     21.40       0.12         5.21         5.33      (0.11)       (2.19)            --
  1997....................     24.43       0.18         2.50         2.68      (0.14)       (1.16)            --
  1998....................     25.81       0.16        12.59        12.75      (0.16)       (2.28)            --
  Trust Shares --
    (11/12/96*)
  Period ended March 31,
   1997...................     26.30       0.04         0.03         0.07      (0.03)       (0.56)            --
  Period from April 1,
   1997 to October 27,
   1997...................     25.78       0.02         4.67         4.69      (0.05)         --              --
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1994....................    $11.45     $ 0.31       $ 0.46       $ 0.77     $(0.27)      $(0.01)            --
  1995....................     11.94       0.38         0.26         0.64      (0.35)       (0.41)            --
  1996....................     11.82       0.39         2.61         3.00      (0.31)       (0.06)            --
  1997....................     14.45       0.33         1.45         1.78      (0.35)       (0.63)            --
  1998....................     15.25       0.36         4.53         4.89      (0.34)       (1.85)            --
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  (formerly Business and Industrial
   Restructuring Fund)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.71     $ 0.06       $ 1.96       $ 2.02     $(0.07)      $(0.02)            --
  1995....................      9.64       0.07         1.02         1.09      (0.06)       (0.12)            --
  1996....................     10.55       0.10         3.71         3.81      (0.09)       (0.24)            --
  1997....................     14.03       0.13         2.36         2.49      (0.12)       (0.47)            --
  1998....................     15.93       0.10         8.12         8.22      (0.09)       (0.27)            --
  Trust Shares --
    (9/19/96*)
  Period ended March 31,
   1997...................     14.61       0.05         1.53         1.58      (0.05)       (0.23)            --
  Period from April 1,
   1997 to June 30, 1997..     15.91       0.02         2.94         2.96      (0.02)         --              --
  SMALL CAP FUND -- (12/31/92*)
  (formerly Early Life Cycle Fund)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.40     $(0.01)      $ 1.36       $ 1.35        --        $(0.09)            --
  1995....................      8.66      (0.02)        1.31         1.29        --         (0.18)            --
  1996....................      9.77      (0.02)        1.72         1.70        --         (0.69)            --
  1997....................     10.78      (0.03)       (1.43)       (1.46)       --         (0.10)         $(0.39)
  1998....................      8.83      (0.01)        3.13         3.12        --           --              --
  Trust Shares --
    (9/6/96*)
  Period ended March 31,
   1997...................      9.98      (0.03)       (0.92)       (0.95)       --         (0.22)            --
  Period from April 1,
   1997 to October 27,
   1997...................      8.81      (0.03)        2.52         2.49        --           --              --
  ENERGY AND NATURAL RESOURCES FUND --
    (12/31/92*)
  (formerly Long-Term Supply of Energy Fund)
  Year Ended March 31,
  1994....................    $ 7.81     $ 0.08       $(0.12)      $(0.04)    $(0.07)         --              --
  1995....................      7.70       0.09         0.24         0.33      (0.10)      $(0.01)            --
  1996....................      7.92       0.07         1.63         1.70      (0.07)         --              --
  1997....................      9.55       0.09         2.60         2.69      (0.09)       (1.03)            --
  1998....................     11.12       0.09         2.69         2.78      (0.10)       (1.07)         $(0.07)
  LARGE CAP GROWTH FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00      -- ++       $ 1.51       $ 1.51        --           --              --
  REAL ESTATE FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00     $ 0.15       $ 0.01       $ 0.16     $(0.11)         --              --

  * Commencement of operations. **Not Annualized. ***Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Amount represents less than $0.01 per share.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

                                     AFS-7

                                                    Ratio of Net Ratio of Gross Ratio of Net
                                        Net Assets,  Operating     Operating     Investment
                  Net Asset                 End       Expenses      Expenses    Income (Loss)  Portfolio    Fee      Average
      Total       Value, End Total       of Period   to Average    to Average    to Average    Turnover   Waivers   Commission
  Distributions   of Period  Return        (000)     Net Assets   Net Assets +   Net Assets      Rate     (Note 2)    Rate#
  -------------   ---------- ------     ----------- ------------ -------------- -------------  ---------  --------  ----------
     $(0.81)        $19.17     6.54%     $122,262       1.14%         1.14%          0.25%         17%       --          N/A
      (0.51)         21.40    14.65%      137,417       1.05%         1.08%          0.36%         23%       --          N/A
      (2.30)         24.43    26.45%      188,574       1.05%         1.12%          0.55%         27%     $0.02         N/A
      (1.30)         25.81    11.09%      306,990       1.01%         1.06%          0.71%         39%      0.01     $0.0663
      (2.44)         36.12    50.82%      594,909       0.99%         1.06%          0.55%         28%      0.02     $0.0420
      (0.59)         25.78     0.23%**         81       1.36%***      1.41%***       0.45%***      39%       --      $0.0663
      (0.05)         30.42    17.57%**        --        1.34%***      1.41%***       0.20%***     N/A       0.01     $0.0420
     $(0.28)        $11.94     6.69%     $ 96,682       1.17%         1.17%          2.77%         28%       --          N/A
      (0.76)         11.82     5.74%       99,925       1.06%         1.09%          3.31%         36%       --          N/A
      (0.37)         14.45    25.83%      127,495       1.05%         1.11%          2.95%         22%     $0.01         N/A
      (0.98)         15.25    12.61%      132,768       1.03%         1.11%          2.17%         25%      0.01     $0.0777
      (2.19)         17.95    33.29%      138,053       1.02%         1.10%          2.04%         32%      0.01     $0.0539
     $(0.09)        $ 9.64    26.40%     $ 14,440       0.99%         1.73%          0.77%         75%     $0.06         N/A
      (0.18)         10.55    11.49%       30,183       0.98%         1.08%          0.83%         82%      0.01         N/A
      (0.33)         14.03    36.48%       74,052       0.91%         0.95%          0.88%         56%       --          N/A
      (0.59)         15.93    18.09%      124,011       0.91%         0.95%          0.90%         62%      0.01     $0.0755
      (0.36)         23.79    52.10%      388,447       0.89%         0.93%          0.54%         30%      0.01     $0.0624
      (0.28)         15.91    10.85%**         52       1.26%***      1.30%***       0.54%***      62%       --      $0.0755
      (0.02)         18.85    18.61%**        --        1.21%***      1.25%***       0.47%***     N/A        --      $0.0624
     $(0.09)        $ 8.66    18.27%     $ 24,951       0.95%         1.15%         (0.25)%        20%     $0.01         N/A
      (0.18)          9.77    15.16%       47,782       0.96%         1.04%         (0.23)%        42%      0.01         N/A
      (0.69)         10.78    18.29%       78,061       0.90%         0.98%         (0.17)%        38%      0.01         N/A
      (0.49)          8.83   (14.33)%      53,258       0.94%         1.02%         (0.26)%        55%      0.01     $0.0433
        --           11.95    35.33%       68,548       0.94%         1.01%         (0.14)%        73%      0.01     $0.0490
      (0.22)          8.81    (9.77)%**         8       1.29%***      1.40%***      (0.87)%***     55%       --      $0.0433
        --           11.30    29.29%**        --        1.25%***      1.31%***      (0.59)%***    N/A        --      $0.0490
     $(0.07)        $ 7.70    (0.57)%    $  6,830       0.99%         2.03%          1.21%          6%     $0.07         N/A
      (0.11)          7.92     4.28%       15,813       0.98%         1.35%          1.18%         31%      0.03         N/A
      (0.07)          9.55    21.60%       23,294       0.96%         1.09%          0.88%         43%      0.01         N/A
      (1.12)         11.12    28.28%       33,393       0.93%         0.98%          0.84%         87%       --      $0.0809
      (1.24)         12.66    24.97%       46,174       0.99%         1.07%          0.69%         88%      0.01     $0.0768
        --          $ 8.51    21.57%**   $ 47,529       1.05%***      1.20%***      (0.16)%***     12%***    -- ++   $0.0384
     $(0.11)        $ 7.05     2.26%**   $ 41,171       1.20%***      1.40%***       5.02%***      30%***  $0.01     $0.0704

                       See Notes to Financial Statements

                                     AFS-8

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
BLENDED EQUITY FUND (FORMERLY EQUITY FUND)





                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- 99.69%
         CONSUMER STAPLES -- 23.03%
 210,000 Abbott Laboratories.....................................   $ 15,815,625
  55,000 +Alliance Pharmaceutical Corp. .........................        409,062
  42,000 Bestfoods, Inc. ........................................      4,908,750
 187,500 Coca-Cola Company.......................................     14,519,531
  10,000 Conagra, Inc. ..........................................        321,250
  10,500 +Corn Products International, Inc. .....................        376,688
  22,105 CVS Corp. ..............................................      1,668,928
  52,000 Gillette Co. ...........................................      6,171,750
  61,700 +Healthsouth Corp. .....................................      1,731,456
 272,300 Johnson & Johnson.......................................     19,962,994
   7,400 Lilly (Eli) & Co. ......................................        441,225
  58,730 Mattel, Inc. ...........................................      2,327,176
  26,000 Merck & Co., Inc. ......................................      3,337,750
  15,000 Novartis AG ADR.........................................      1,327,335
  35,000 PepsiCo, Inc. ..........................................      1,494,062
 269,400 Pfizer, Inc. ...........................................     26,855,813
 229,100 Philip Morris Companies, Inc. ..........................      9,550,606
 113,200 Procter & Gamble Co. ...................................      9,551,250
 110,000 Schering-Plough Corp. ..................................      8,985,625
 130,000 Stewart Enterprises, Inc., Class A......................      7,215,000
                                                                    ------------
                                                                     136,971,876
                                                                    ------------
         FINANCIAL -- 20.89%
  15,000 Allstate Corp. .........................................      1,379,063
  19,000 American Express Co. ...................................      1,744,437
  37,500 American International Group, Inc. .....................      4,722,656
 225,400 Associates First Capital Corp. .........................     17,806,600
  37,800 Bank of Boston Corp. ...................................      4,167,450
  20,000 Beneficial Corp. .......................................      2,486,250
  40,200 Citicorp................................................      5,708,400
  20,000 First Union Corp. (North Carolina)......................      1,135,000
 170,000 Fleet Financial Group, Inc. ............................     14,460,625
  21,790 General Re Corp. .......................................      4,807,419
   6,790 Household International, Inc. ..........................        935,322
 143,800 MBIA, Inc. .............................................     11,144,500
 302,076 Mellon Bank Corp. ......................................     19,181,826
 202,694 Morgan Stanley, Dean Witter & Co. ......................     14,771,325
  29,687 Nationsbank Corp. ......................................      2,165,296
  32,600 Norwest Corp. ..........................................      1,354,937
 156,300 State Street Boston Corp. ..............................     10,638,169
 102,200 UNUM Corp. .............................................      5,640,163
                                                                    ------------
                                                                     124,249,438
                                                                    ------------
         CONSUMER CYCLICAL -- 20.17%
  25,800 CBS Corp. ..............................................        875,588
 196,400 Centex Corp. ...........................................      7,487,750
  21,000 Chevron Corp. ..........................................      1,686,562
  40,000 Comcast Corp., Class A Special..........................      1,412,500
 105,000 Dayton Hudson Corp. ....................................      9,240,000
 200,000 Ford Motor Co. .........................................     12,962,500
 311,000 General Electric Co. ...................................     26,804,313
  41,800 General Motors Corp. ...................................      2,818,887

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
         CONSUMER CYCLICAL -- (CONTINUED)
  25,000 Globecomm Systems, Inc. ................................   $    340,625
  17,000 Goodyear Tire and Rubber Co. ...........................      1,287,750
  66,000 Luxottica Group S.p.A. ADR..............................      6,183,375
  95,000 McDonald's Corp. .......................................      5,700,000
  40,000 Meredith Corp. .........................................      1,685,000
  17,000 New York Times Co., Class A.............................      1,190,000
 224,400 +O'Reilly Automotive, Inc. .............................      6,142,950
   5,100 +Proffitt's, Inc. ......................................        184,875
  38,999 Reuters Holdings plc ADR................................      2,512,998
   5,000 Sears, Roebuck & Co. ...................................        287,188
 111,450 Tektronix, Inc. ........................................      4,973,456
  50,000 Time Warner, Inc. ......................................      3,600,000
  25,000 Tribune Co. ............................................      1,762,500
 250,000 Wal-Mart Stores, Inc. ..................................     12,703,125
  57,015 Walt Disney Co. ........................................      6,086,351
  37,800 Wiley (John) & Sons, Inc., Class A......................      2,081,363
                                                                    ------------
                                                                     120,009,656
                                                                    ------------
         TECHNOLOGY -- 12.55%
 227,355 +Cisco Systems, Inc. ...................................     15,545,398
  49,800 Compaq Computer Corp. ..................................      1,288,575
  26,400 Computer Associates International, Inc. ................      1,524,600
  15,100 Emerson Electric, Co. ..................................        984,331
 126,480 Hewlett-Packard Co. ....................................      8,015,670
   3,300 Honeywell Corp. ........................................        272,869
 150,000 Intel Corp. ............................................     11,700,000
  60,000 International Business Machines Corp. ..................      6,232,500
  46,660 Lucent Technologies, Inc. ..............................      5,966,647
 169,240 +Microsoft Corp. .......................................     15,136,403
  18,000 Nokia Corp., Class A, ADR...............................      1,942,875
     554 Raytheon Co., Class A...................................         31,509
  10,000 Reltec Corp. ...........................................        354,375
  60,000 SBC Communications, Inc. ...............................      2,617,500
  10,000 Texas Instruments, Inc. ................................        541,250
  46,000 Tyco International Ltd. ................................      2,512,750
                                                                    ------------
                                                                      74,667,252
                                                                    ------------
         ENERGY -- 7.93%
  13,000 British Petroleum Company plc ADR.......................      1,118,813
 167,907 Burlington Resources, Inc. .............................      8,049,042
 120,100 Exxon Corp. ............................................      8,121,763
  24,000 Minnesota Mining & Manufacturing........................      2,188,500
 178,300 Mobil Corp. ............................................     13,662,237
  36,000 +Newpark Resources, Inc. ...............................        657,000
 162,100 Royal Dutch Petroleum Co. ..............................      9,209,306
 108,200 Unocal Corp. ...........................................      4,185,987
                                                                    ------------
                                                                      47,192,648
                                                                    ------------
         UTILITIES -- 7.14%
   8,400 +AES Corp. .............................................        440,475
  30,000 Ameritech Corp. ........................................      1,483,125
 136,609 AT&T Corp. .............................................      8,964,965


                       See Notes to Financial Statements


                                     AFS-9

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
BLENDED EQUITY FUND (FORMERLY EQUITY FUND) -- (CONTINUED)





                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- (CONTINUED)
         UTILITIES -- (CONTINUED)
  81,500 Bell Atlantic Corp. ....................................   $  8,353,750
  57,500 Duke Energy Corp. ......................................      3,424,844
  80,000 +NEXTEL Communications, Inc., Class A...................      2,695,000
 133,700 Southern Co.............................................      3,701,819
  38,000 +Teleport Communications Group, Inc., Class A...........      2,230,125
 116,400 Texas Utilities Co. ....................................      4,575,975
 154,000 +Worldcom, Inc. ........................................      6,622,000
                                                                    ------------
                                                                      42,492,078
                                                                    ------------
         CAPITAL GOODS -- 5.73%
  18,000 Allied Signal, Inc. ....................................        756,000
  24,000 Boeing Co. .............................................      1,251,000
  20,000 Dover Corp. ............................................        760,000
 275,266 Illinois Tool Works, Inc. ..............................     17,823,473
  30,000 ITEQ, Inc. .............................................        421,875
  20,000 +Lear Corp. ............................................      1,127,500
  96,650 Raychem Corp. ..........................................      4,017,016
 172,875 +Thermo Electron Corp. .................................      6,979,828
  12,600 Thiokol Corp. ..........................................        608,738
   8,000 +U.S.A. Waste Services, Inc. ...........................        356,500
                                                                    ------------
                                                                      34,101,930
                                                                    ------------
         RAW/INTERMEDIATE MATERIALS -- 2.25%
  48,300 E.I. Du Pont de Nemours & Co. ..........................      3,284,400
  35,400 Georgia-Pacific Corp. ..................................      2,292,150
   5,100 Georgia-Pacific Timber Group............................        131,006
  62,100 Monsanto Co. ...........................................      3,229,200
  35,000 Pioneer Hi-Bred International, Inc. ....................      3,414,688
  28,200 Sigma-Aldrich Corp. ....................................      1,052,212
                                                                    ------------
                                                                      13,403,656
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $321,294,087).....................................    593,088,534
                                                                    ------------

 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ---------                                                          ------------
 DEMAND NOTES -- 0.29%
 $1,004,000 Associates Corp. of North America, Master Notes......   $  1,004,000
    727,000 General Electric Co., Promissory Notes...............        727,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $1,731,000)....................................      1,731,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $323,025,087*)......................................  99.98% $594,819,534
OTHER ASSETS AND LIABILITIES (NET)........................   0.02        89,036
                                                           ------  ------------
NET ASSETS................................................ 100.00% $594,908,570
                                                           ======  ============

--------
* For Federal tax purposes, the tax basis on investments aggregates
  $323,025,087.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements


                                    AFS-10

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
INCOME AND GROWTH FUND





                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------

 COMMON STOCKS -- 80.68%
         CONSUMER CYCLICAL -- 16.45%
 100,000 Herman Miller, Inc. ....................................   $  3,350,000
  40,000 Luxottica Group S.p.A. ADR..............................      3,747,500
  75,000 McDonald's Corp. .......................................      4,500,000
 150,000 ServiceMaster Ltd. Partnership..........................      4,284,375
 125,000 Smart & Final, Inc. ....................................      2,421,875
  80,000 Wiley (John) & Sons, Inc., Class A......................      4,405,000
                                                                    ------------
                                                                      22,708,750
                                                                    ------------
         FINANCIAL -- 14.66%
  25,000 American International Group, Inc. .....................      3,148,437
  12,000 General Re Corp. .......................................      2,647,500
  35,000 HSB Group, Inc. ........................................      2,353,750
  95,000 IPC Holdings Ltd. ......................................      3,051,875
  45,000 Morgan Stanley, Dean Witter & Co. ......................      3,279,375
 170,000 Mutual Risk Management Ltd. ............................      5,758,750
                                                                    ------------
                                                                      20,239,687
                                                                    ------------
         CONSUMER STAPLES -- 13.03%
 100,000 +Carriage Services, Inc. ...............................      2,393,750
  35,000 Gillette Co. ...........................................      4,154,063
  60,000 Johnson & Johnson.......................................      4,398,750
  50,000 Novo-Nordisk A.S., ADR..................................      4,175,000
  35,000 WM. Wrigley Jr. Co. ....................................      2,861,250
                                                                    ------------
                                                                      17,982,813
                                                                    ------------
         TECHNOLOGY -- 8.65%
 120,000 +Analog Devices, Inc. ..................................      3,990,000
 695,200 +Interleaf, Inc. .......................................      2,259,400
 103,500 +SDL, Inc. .............................................      2,432,250
 175,000 +Unitrode Corp. ........................................      3,259,375
                                                                    ------------
                                                                      11,941,025
                                                                    ------------
         ENERGY -- 7.86%
  44,000 Exxon Corp. ............................................      2,975,500
  60,000 Norsk Hydro A.S., ADR...................................      3,000,000
  58,500 +Ocean Energy, Inc. ....................................      1,378,406
  60,000 +SEACOR Holdings, Inc. .................................      3,491,250
                                                                    ------------
                                                                      10,845,156
                                                                    ------------
         RAW/INTERMEDIATE
         MATERIALS -- 7.47%
  50,000 International Flavors & Fragrances, Inc. ...............      2,356,250
  18,000 Nucor Corp. ............................................        979,875
  80,000 Pall Corp. .............................................      1,720,000
  30,000 Pioneer Hi-Bred International, Inc. ....................      2,926,875
 130,000 Worthington Industries, Inc. ...........................      2,331,875
                                                                    ------------
                                                                      10,314,875
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

            UTILITIES -- 5.86%
     90,000 +AES Corp. ..........................................   $  4,719,375
    100,000 +NEXTEL Communications, Inc., Class A................      3,368,750
                                                                    ------------
                                                                       8,088,125
                                                                    ------------
            CAPITAL GOODS -- 5.16%
    100,000 Dover Corp. .........................................      3,800,000
     80,000 Raychem Corp. .......................................      3,325,000
                                                                    ------------
                                                                       7,125,000
                                                                    ------------
            TRANSPORTATION -- 1.54%
     30,000 +FDX Corp. ..........................................      2,133,750
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $60,905,562)...................................    111,379,181
                                                                    ------------
 CONVERTIBLE PREFERRED STOCKS -- 3.50%
            FINANCIAL -- 3.50%
    325,000 Capstead Mortgage Corp.,
            Series B, Preferred
            Exchange $1.26
            (Cost $4,484,259)....................................      4,834,375
                                                                    ------------
 PRINCIPAL
   AMOUNT
 ----------
 CORPORATE BONDS -- 4.61%
            MATERIALS -- 1.56%
 $2,000,000 AK Steel Corp.,
            9.125%, 12/15/06.....................................      2,150,000
                                                                    ------------
            TELECOMMUNICATIONS -- 1.53%
  2,000,000 Comcast Cellular
            9.50%, 05/01/07......................................      2,110,000
                                                                    ------------
            ENERGY -- 1.52%
  2,000,000 Vintage Petroleum Sr. Sub-Notes,
            9.00%, 12/15/05......................................      2,102,500
                                                                    ------------
            TOTAL CORPORATE BONDS
            (Cost $6,208,773)....................................      6,362,500
                                                                    ------------
 CONVERTIBLE BONDS -- 14.87%
            TECHNOLOGY -- 9.80%
  2,550,000 Adaptec, Inc.,
            4.75%, 02/01/04......................................      2,122,875
  4,024,000 Kollmorgen Corp.,
            Sub-Debenture,
            8.75%, 05/01/09......................................      4,215,140
  4,959,000 Network Equipment
            Technologies, Inc.,
            Sub-Debenture,
            7.25%, 05/15/14......................................      4,704,851
  2,500,000 VLSI Technology,
            8.25%, 10/01/05......................................      2,484,375
                                                                    ------------
                                                                      13,527,241
                                                                    ------------


                       See Notes to Financial Statements

                                    AFS-11

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
INCOME AND GROWTH FUND -- (CONTINUED)





 PRINCIPAL                              VALUE
   AMOUNT                              (NOTE 1)
 ----------                          ------------

 CONVERTIBLE BONDS -- (CONTINUED)
             CONSUMER STAPLES -- 2.38%
 $3,400,000  Novacare, Inc.,
             Sub-Debenture,
             5.50%, 01/15/00........ $  3,293,750
                                     ------------
             CONSUMER CYCLICAL -- 1.53%
  1,925,000  Avatar Holdings
             7.00%, 04/01/05........    2,112,688
                                     ------------
             TRANSPORTATION -- 1.16%
  3,500,000  World Corp., Inc.,
             7.00%, 05/15/04........    1,601,250
                                     ------------
             TOTAL CONVERTIBLE BONDS
             (Cost $20,150,112).....   20,534,929
                                     ------------
TOTAL INVESTMENTS
(Cost $91,748,706)...........103.66% $143,110,985
OTHER ASSETS AND LIABILITIES
(NET)........................ (3.66)   (5,058,201)
                              ------  ------------
NET ASSETS................... 100.00% $138,052,784
                              ======  ============

--------
* For Federal tax and book purposes, the tax basis of investments aggregates $91,770,634.
+ Non-income producing security.
 ADR--American Depositary Receipt.


                       See Notes to Financial Statements


                                    AFS-12

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
VALUE AND RESTRUCTURING FUND (FORMERLY BUSINESS AND INDUSTRIAL RESTRUCTURING
FUND)



                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- 97.33%
         FINANCIAL -- 24.11%
 131,657 +Akbank T.A.S. ADR......................................   $  1,935,358
 170,000 +Amerin Corp............................................      5,100,000
  37,500 Amvesco plc ADR.........................................      4,012,500
  58,000 Aon Corp................................................      3,755,500
  85,600 Banc One Corp...........................................      5,414,200
  40,000 Chase Manhattan Corp....................................      5,395,000
 130,300 +CIT Group, Inc., Class A...............................      4,251,037
 105,614 Corporacion Bancaria de Espana S.p.A. ADR...............      4,343,376
  60,000 Donaldson, Lufkin & Jenrette,Inc........................      5,092,500
 125,000 Everest Re Holdings, Inc................................      5,140,625
  71,000 Fannie Mae..............................................      4,490,750
  90,000 FBL Financial Group, Inc.,
         Class A.................................................      4,556,250
 160,000 +ITLA Capital Corp......................................      3,260,000
  77,000 Mellon Bank Corp........................................      4,889,500
  60,000 Mid Ocean Ltd...........................................      4,650,000
  43,000 Morgan (J.P.) & Co., Inc................................      5,775,437
  80,000 PNC Bank Corp...........................................      4,795,000
 229,200 Prime Retail, Inc.......................................      3,423,675
 116,000 SLM Holding Corp........................................      5,060,500
  91,000 Travelers Group, Inc....................................      5,460,000
 110,000 +Waddell & Reed Financial,
         Class A.................................................      2,860,000
                                                                    ------------
                                                                      93,661,208
                                                                    ------------
         TECHNOLOGY -- 21.10%
 152,000 Alcatel Alsthom ADR.....................................      5,776,000
 170,500 +Bell & Howell Holdings Co..............................      4,678,094
 125,000 Computer Associates International, Inc..................      7,218,750
 170,000 Frontier Corp...........................................      5,535,625
     943 +Intermedia Communications, Inc.........................         75,087
  65,000 International Business Machines Corp....................      6,751,875
  95,000 +IXC Communications, Inc................................      5,391,250
  56,000 Motorola, Inc...........................................      3,395,000
  50,000 Nokia Corp., Class A, ADR...............................      5,396,875
 100,000 +Plantronics, Inc.......................................      4,093,750
 110,000 +Quanta Services, Inc...................................      1,821,875
  70,252 Raytheon Co., Class A...................................      3,995,582
 202,000 +Smallworldwide plc ADR.................................      3,812,750
 250,000 +Telecom-TCI Ventures Group,
         Class A.................................................      4,390,625
 121,000 Texas Instruments, Inc..................................      6,549,125
  76,000 Thiokol Corp............................................      3,671,750
 235,000 +Unisys Corp............................................      4,465,000
 210,000 Vishay Intertechnology, Inc.............................      4,935,000
                                                                    ------------
                                                                      81,954,013
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
         CONSUMER STAPLES -- 15.43%
  55,000 +Amerisource Health Corp.,
         Class A.................................................   $  3,306,875
  76,000 Avon Products, Inc......................................      5,928,000
  57,200 +Benckiser N.V., Class B................................      3,146,000
  31,000 Bestfoods, Inc..........................................      3,623,125
  47,000 Bristol-Myers Squibb Co.................................      4,902,687
 163,000 +Cultural Access Worldwide, Inc.........................      2,506,125
  90,000 Eastman Kodak Co........................................      5,838,750
  91,375 Fort James Corp.........................................      4,186,117
  55,000 General Mills, Inc......................................      4,180,000
 170,000 +MAPICS, Inc............................................      2,996,250
 125,000 Philip Morris Companies, Inc............................      5,210,938
  85,000 +Suiza Foods Corp.......................................      5,227,500
 124,000 Sunbeam Corp............................................      5,463,750
  20,000 Warner Lambert Co.......................................      3,406,250
                                                                    ------------
                                                                      59,922,367
                                                                    ------------
         CONSUMER CYCLICAL -- 13.47%
 130,000 CBS Corp................................................      4,411,875
  32,000 +CSK Auto Corp..........................................        720,000
 167,000 +Dollar Thrifty Automotive Group........................      3,757,500
  85,000 Ford Motor Co...........................................      5,509,062
  75,000 General Motors Corp.....................................      5,057,812
 110,000 +Newmark Homes Corp.....................................      1,196,250
  90,000 Olin Corp...............................................      4,224,375
 155,500 +Outdoor Systems, Inc...................................      5,452,219
 235,000 +Paxson Communications Corp.............................      2,614,375
  95,000 +QUALCOMM, Inc..........................................      5,082,500
 200,000 +TV Azteca, S.A. ADR....................................      3,925,000
 160,000 Viad Corp...............................................      3,880,000
  61,000 XEROX Corp..............................................      6,492,688
                                                                    ------------
                                                                      52,323,656
                                                                    ------------
         CAPITAL GOODS -- 8.70%
 125,000 Allied Signal, Inc......................................      5,250,000
  66,000 +American Standard Cos., Inc............................      3,027,750
 100,000 AMP, Inc................................................      4,381,250
 100,000 Boeing Co...............................................      5,212,500
 151,900 Chicago Bridge & Iron Co., N.V.--New York Shares........      2,544,325
 175,000 +Coltec Industries, Inc.................................      4,375,000
 175,000 +National Semiconductor.................................      3,664,062
  58,000 United Technologies Corp................................      5,354,125
                                                                    ------------
                                                                      33,809,012
                                                                    ------------
         TRANSPORTATION -- 5.89%
 145,000 Canadian Pacific Ltd....................................      4,277,500
 110,000 +Coach USA, Inc.........................................      4,785,000
 182,500 +Hvide Marine, Inc., Class A............................      3,193,750
 152,000 +Kitty Hawk, Inc........................................      3,230,000
 177,000 +Trailer Bridge, Inc....................................      1,758,938
 100,000 Union Pacific Corp......................................      5,618,750
                                                                    ------------
                                                                      22,863,938
                                                                    ------------



                       See Notes to Financial Statements


                                    AFS-13

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
VALUE AND RESTRUCTURING FUND (FORMERLY BUSINESS AND INDUSTRIAL RESTRUCTURING
FUND) -- (CONTINUED)



                                                                      VALUE
 SHARES                                                              (NOTE 1)
 -------                                                           ------------
 COMMON STOCKS -- (CONTINUED)
         ENERGY -- 5.64%
 250,000 +Miller Exploration, Co................................   $  2,500,000
  57,000 Mobil Corp.............................................      4,367,625
 195,000 +Nabors Industries, Inc................................      4,619,063
 234,000 +Ocean Energy, Inc.....................................      5,513,625
 145,000 YPF S.A., ADR..........................................      4,930,000
                                                                   ------------
                                                                     21,930,313
                                                                   ------------
         RAW/INTERMEDIATE
         MATERIALS -- 2.99%
  95,000 Cambrex Corp...........................................      4,785,625
 185,000 +PalEx, Inc............................................      2,381,875
  53,000 W.R. Grace & Co........................................      4,435,437
                                                                   ------------
                                                                     11,602,937
                                                                   ------------
         TOTAL COMMON STOCKS
         (Cost $273,063,835)....................................    378,067,444
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 1.98%
         TRANSPORTATION -- 1.10%
  80,000 Union Pacific Corp. Preferred, Exchange, 6.25%.........      4,260,000
                                                                   ------------
         TECHNOLOGY -- 0.88%
  55,000 ++Intermedia Communications Preferred Exchange, 7.00%..      2,901,250
  10,000 Intermedia Communications, Series D, Preferred,
         Exchange, 7.00%........................................        527,500
                                                                   ------------
                                                                      3,428,750
                                                                   ------------
         TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,078,200)...      7,688,750
                                                                   ------------
 DEMAND NOTES -- 3.57%
 $6,935,000 Associates Corp. of North America Master Notes.......   $  6,935,000
  6,938,000 General Electric Co. Promissory Notes................      6,938,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $13,873,000)...................................     13,873,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $293,015,035)..................... 102.88%  $399,629,194
OTHER ASSETS AND LIABILITIES (NET)........................  (2.88)   (11,181,786)
                                                           ------   ------------
NET ASSETS................................................ 100.00%  $388,447,408
                                                           ======   ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $293,097,599.
+ Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1998 these securities amounted to $2,901,250, or 0.75% of net assets.
ADR -- American Depositary Receipt.



                       See Notes to Financial Statements

                                    AFS-14

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
SMALL CAP FUND (FORMERLY EARLY LIFE CYCLE FUND)


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 94.77%
         TECHNOLOGY -- 23.05%
  60,000 +Asyst Technologies, Inc. ...............................   $ 1,380,000
  95,000 BMC Industries, Inc. ....................................     1,846,562
  67,500 +Cellstar Corp. .........................................     2,155,781
  40,000 First Data Corp. ........................................     1,300,000
  32,800 +ITI Technologies, Inc. .................................       840,500
  38,100 +MICROS Systems, Inc. ...................................     2,276,475
  50,000 +Perceptron, Inc. .......................................       993,750
 110,000 +Phoenix Technologies Ltd. ..............................     1,313,125
  50,000 +Respironics, Inc. ......................................     1,446,875
  40,000 +SDL, Inc. ..............................................       940,000
  70,200 +Unitrode Corp. .........................................     1,307,475
                                                                     -----------
                                                                      15,800,543
                                                                     -----------
         CONSUMER CYCLICAL -- 20.75%
  90,500 Arctic Cat, Inc. ........................................       831,469
  60,000 Callaway Golf Co. .......................................     1,740,000
  30,000 Fair Isaac & Co., Inc. ..................................     1,132,500
  50,000 +Global Motorsport Group Inc. ...........................       906,250
  70,000 Oea, Inc. ...............................................     1,273,125
  65,000 +O'Reilly Automotive, Inc. ..............................     1,779,375
 114,800 +Paxar Corp. ............................................     1,628,725
  15,600 Polaris Industries, Inc. ................................       577,200
  91,300 +RDO Equipment Co., Class A..............................     1,369,500
  40,000 +Rural/Metro Corp. ......................................     1,310,000
  80,000 +Scientific Games Holdings Corp. ........................     1,675,000
                                                                     -----------
                                                                      14,223,144
                                                                     -----------
         CAPITAL GOODS -- 17.90%
  58,500 Baldor Electric Co. .....................................     1,575,844
  33,700 +BE Aerospace, Inc. .....................................       943,600
  55,000 Flowserve Corp. .........................................     1,794,375
  46,300 Juno Lighting, Inc. .....................................       972,300
  52,500 Lindsay Manufacturing Co. ...............................     2,392,031
 100,000 +Morrison Knudsen Corp. .................................     1,118,750
  53,000 Teleflex, Inc. ..........................................     2,226,000
  70,000 +Thermedics, Inc. .......................................     1,246,875
                                                                     -----------
                                                                      12,269,775
                                                                     -----------
         FINANCIAL -- 13.45%
  35,000 Cullen/Frost Bankers, Inc. ..............................     2,067,187
  41,200 First American Corp. (Tennessee).........................     2,008,500
  36,000 Greenpoint Financial Corp. ..............................     1,293,750
  70,000 Sirrom Capital Corp. ....................................     2,104,375
  96,000 Sovereign Bancorp, Inc. .................................     1,746,000
                                                                     -----------
                                                                       9,219,812
                                                                     -----------
         ENERGY -- 5.34%
  84,500 +Ocean Energy, Inc. .....................................     1,991,031
  56,500 +R & B Falcon Corp. .....................................     1,673,813
                                                                     -----------
                                                                       3,664,844
                                                                     -----------

                                                                        VALUE
   SHARES                                                              (NOTE 1)
 ----------                                                          -----------
            CONSUMER STAPLES -- 5.22%
     62,000 Arbor Drugs, Inc. ....................................   $ 1,457,000
     45,000 Natures Sunshine Products, Inc. ......................     1,203,750
    122,000 +Pepsi-Cola Puerto Rico Bottling Co., Class B.........       915,000
                                                                     -----------
                                                                       3,575,750
                                                                     -----------
            RAW/INTERMEDIATE MATERIALS -- 4.02%
     60,000 +Steel Dynamics, Inc. ................................     1,271,250
     60,000 +TETRA Technologies, Inc. ............................     1,485,000
                                                                     -----------
                                                                       2,756,250
                                                                     -----------
            TELECOMMUNICATION -- 2.65%
     31,000 +Teleport Communications Group, Inc., Class A.........     1,819,313
                                                                     -----------
            TRANSPORTATION -- 2.12%
     54,800 Air Express International Corp. ......................     1,452,200
                                                                     -----------
            UTILITIES -- 0.27%
      3,500 +AES Corp. ...........................................       183,531
                                                                     -----------
            TOTAL COMMON STOCKS (Cost $52,681,595)................    64,965,162
                                                                     -----------
 PRINCIPAL
 AMOUNT
 ---------
 DEMAND NOTES -- 5.27%
 $1,788,000 Associates Corp. of North America, Master Notes.......     1,788,000
  1,819,300 General Electric Co., Promissory Notes................     1,819,300
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $3,607,300).....................................     3,607,300
                                                                     -----------

TOTAL INVESTMENTS
 (Cost $56,288,895*)....................................... 100.04% $68,572,462
OTHER ASSETS AND
 LIABILITIES (NET).........................................  (0.04)     (24,536)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $68,547,926
                                                            ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $56,288,895.
+ Non-income producing security.



                       See Notes to Financial Statements

                                    AFS-15

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
ENERGY AND NATURAL RESOURCES FUND (FORMERLY LONG-TERM SUPPLY OF ENERGY FUND)




                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 93.74%
         ENERGY -- 81.60%
  15,000 Anadarko Petroleum Corp. ................................   $ 1,035,000
  15,000 +Atwood Oceanics, Inc. ..................................       810,938
  26,000 +BJ Services Co. ........................................       947,375
  33,447 British Petroleum Company plc ADR........................     2,878,532
  12,000 CAMCO International, Inc. ...............................       726,000
  22,000 Chevron Corp. ...........................................     1,766,875
  16,000 Coastal Corp. ...........................................     1,042,000
  10,000 +Cooper Cameron Corp. ...................................       603,750
  15,000 Diamond Offshore Drilling, Inc. .........................       680,625
  30,888 Duke Energy Corp. .......................................     1,839,766
  17,000 Enron Corp. .............................................       788,375
  42,000 Exxon Corp. .............................................     2,840,250
  15,000 +Friede Goldman International, Inc. .....................       431,250
  45,000 +Global Industries Ltd. .................................       908,438
  25,000 +J. Ray McDermott, S.A. .................................     1,053,125
  23,000 KN Energy, Inc. .........................................     1,358,437
  26,000 Mobil Corp. .............................................     1,992,250
  20,000 +Nabors Industries, Inc. ................................       473,750
 105,300 +Ocean Energy, Inc. .....................................     2,481,131
  36,000 +R & B Falcon Corp. .....................................     1,066,500
  46,000 Royal Dutch Petroleum Co. ...............................     2,613,375
  20,000 Schlumberger Ltd. .......................................     1,515,000
  20,000 Texaco, Inc. ............................................     1,205,000
  30,000 Tosco Corp. .............................................     1,057,500
  17,500 Total S.A. ADR...........................................     1,051,094
  65,000 +Transmontaigne Oil Co. .................................       910,000
  20,000 +U.S. Filter Corp. ......................................       702,500
  35,000 +Varco International, Inc. ..............................       901,250
  30,000 Vastar Resources, Inc. ..................................     1,303,125
   9,000 Western Atlas, Inc. .....................................       696,375
                                                                     -----------
                                                                      37,679,586
                                                                     -----------
         RAW/INTERMEDIATE
         MATERIALS -- 7.07%
   6,000 Aluminum Company Of America..............................       412,875
  35,000 Barrick Gold, Corp. .....................................       756,875
  10,000 E.I. du Pont de Nemours & Co. ...........................       680,000
  15,000 Monsanto Co. ............................................       780,000
   7,000 Potash Corp. of Saskatchewan, Inc. ......................       636,125
                                                                     -----------
                                                                       3,265,875
                                                                     -----------
         UTILITIES -- 2.84%
  25,000 +AES Corp. ..............................................     1,310,938
                                                                     -----------
         TECHNOLOGY -- 2.23%
  14,000 Mead Corp. ..............................................       501,375
  14,000 Willamette Industries....................................       525,875
                                                                     -----------
                                                                       1,027,250
                                                                     -----------
         TOTAL COMMON STOCKS
         (Cost $31,379,216).......................................    43,283,649
                                                                     -----------

 PRINCIPAL                                        VALUE
   AMOUNT                                       (NOTE 1)
 ----------                                    -----------
 DEMAND NOTES -- 4.58%
 $1,053,000  Associates Corp. of North America
             Master Notes..................... $ 1,053,000
  1,064,000  General Electric Co. Promissory
             Notes............................   1,064,000
                                               -----------
             TOTAL DEMAND NOTES
             (Cost $2,117,000)................   2,117,000
                                               -----------

TOTAL INVESTMENTS
(Cost $33,496,216*)........................................  98.32% $45,400,649
OTHER ASSETS AND LIABILITIES
(NET)......................................................   1.68      773,798
                                                            ------  -----------
NET ASSETS................................................. 100.00% $46,174,447
                                                            ======  ===========
--------
* For Federal tax purposes, the tax basis of investments aggregates
  $33,519,782.
+ Non-income producing security.
 ADR -- American Depositary Receipt.


                       See Notes to Financial Statements


                                    AFS-16

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
LARGE CAP GROWTH FUND



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
 COMMON STOCKS -- 95.22%
        TECHNOLOGY -- 37.34%
 35,000 +America On-Line, Inc. ...................................   $ 2,390,937
 37,000 +Cisco Systems, Inc. .....................................     2,529,875
 32,000 +Dell Computer Corp. .....................................     2,166,000
 64,000 +EMC Corp. ...............................................     2,420,000
 26,000 Intel Corp. ..............................................     2,028,000
 40,000 Medtronic, Inc. ..........................................     2,075,000
 29,000 +Microsoft Corp. .........................................     2,593,688
 23,000 +Tellabs, Inc. ...........................................     1,543,875
                                                                     -----------
                                                                      17,747,375
                                                                     -----------
        CONSUMER STAPLES -- 22.96%
 54,000 +Cendant Corp. ...........................................     2,139,750
 25,000 Coca-Cola Co. ............................................     1,935,938
 15,000 Gillette Co. .............................................     1,780,313
 23,000 Pfizer, Inc. .............................................     2,292,812
 27,000 Philip Morris Companies, Inc. ............................     1,125,562
 34,000 +Quintiles Transnational Corp. ...........................     1,636,250
                                                                     -----------
                                                                      10,910,625
                                                                     -----------
        FINANCIAL -- 19.75%
 14,000 American International Group, Inc. .......................     1,763,125
 13,500 Citicorp..................................................     1,917,000
 25,000 Fannie Mae................................................     1,581,250
 25,000 Merrill Lynch & Co. ......................................     2,075,000
 54,000 Schwab (Charles) Corp. ...................................     2,052,000
                                                                     -----------
                                                                       9,388,375
                                                                     -----------
        CONSUMER CYCLICAL -- 15.17%
 14,000 +BMC Software, Inc. ......................................     1,173,375
 30,000 Harley-Davidson, Inc. ....................................       990,000
 30,000 Home Depot, Inc. .........................................     2,023,125
 28,000 +Sylvan Learning Systems, Inc. ...........................     1,316,000
 16,000 Walt Disney Co. ..........................................     1,708,000
                                                                     -----------
                                                                       7,210,500
                                                                     -----------
        TOTAL COMMON STOCKS
        (Cost $39,072,015)........................................    45,256,875
                                                                     -----------

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------
 REPURCHASE AGREEMENT -- 5.60%
 $2,663,000 Agreement with Chase Securities Inc., 5.60% dated
            3/31/98, due 4/01/98, to be repurchased at
            $2,663,414, collateralized by $2,665,000 U.S.
            Treasury Notes, 5.50% due 11/15/98, valued at
            $2,720,055 (Cost $2,663,000).........................   $ 2,663,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $41,735,015*)........................................ 100.82% $47,919,875
OTHER ASSETS AND LIABILITIES
(NET)......................................................  (0.82)    (391,217)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $47,528,658
                                                            ======  ===========
--------
* For Federal tax purposes, the tax basis of investments aggregates
  $41,735,015.
+ Non-income producing security.



                       See Notes to Financial Statements

                                    AFS-17

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS MARCH 31, 1998
REAL ESTATE FUND



                                               VALUE
 SHARES                                      (NOTE 1)
 ------                                     -----------
 COMMON STOCKS -- 96.60%
        REAL ESTATE -- 95.54%
 60,500 Alexander Haagen Properties,
        Inc. ............................   $ 1,013,375
 35,000 Arden Realty Group, Inc. ........       997,500
 20,500 Associated Estates Realty,
        Corp. ...........................       427,937
 36,500 Avalon Properties, Inc. .........     1,058,500
 55,000 Bedford Property Investors,
        Inc. ............................     1,062,187
 29,500 Boston Properties, Inc. .........     1,038,031
 47,000 Cabot Industrial Trust...........     1,119,187
 52,000 +Catellus Development Corp. .....       965,250
 33,500 Chateau Communities, Inc. .......       996,625
 15,500 Crescent Real Estate Equity,
        Co. .............................       558,000
 27,000 Developers Divers Realty,
        Corp. ...........................     1,103,625
 46,000 Duke Realty Investment, Inc. ....     1,121,250
 34,203 Equity Office Properties Trust...     1,047,467
 23,500 Equity Residential Properties
        Trust............................     1,180,875
 38,000 First Washington Realty Trust....     1,028,375
 15,500 Forest City Enterprises, Inc.,
        Class A..........................       874,781
 35,000 Glenborough Realty Trust, Inc. ..     1,019,375
 43,500 Glimcher Realty Trust............       951,563
 35,500 Golf Trust of America, Inc. .....     1,113,813
 52,000 Health and Retirement Properties
        Trust............................     1,046,500
 36,000 Health Care REIT, Inc. ..........       990,000
 32,000 Highwoods Properties, Inc. ......     1,130,000
 29,000 Hospitality Properties Trust.....     1,027,688
 32,000 KIMCO Realty Corp. ..............     1,132,000
 18,900 Mack-Cali Realty Corp. ..........       738,281
 36,500 Meditrust Corp. .................     1,126,938
 47,000 Merry Land & Investment
        Companies, Inc. .................     1,051,625
 50,000 Pacific Gulf Properties, Inc. ...     1,146,875
 40,000 Prentiss Properties Trust........     1,045,000
 46,000 Security Capital Industrial
        Trust............................     1,178,750
 33,000 Shurgard Storage Centers, Class
        A................................       928,125
 35,000 Simon Debartolo Group, Inc. .....     1,198,750
 29,000 Spieker Properties, Inc. ........     1,196,250
 21,000 Starwood Hotels & Resorts........     1,122,188
 84,000 Taubman Center, Inc. ............     1,097,250
 77,000 United Dominion Realty Trust.....     1,116,500
 26,500 Vornado Realty Trust.............     1,154,406
 27,500 Weingarten Realty Investors......     1,230,625
                                            -----------
                                             39,335,467
                                            -----------
        FINANCIAL -- 1.06%
 16,700 Waddell & Reed Financial, Class
        A................................       434,200
                                            -----------
        TOTAL COMMON STOCKS
        (Cost $39,660,063).................. 39,769,667
                                            -----------


 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          ----------
 REPURCHASE AGREEMENT -- 2.88%
 $1,185,000 Agreement with Chase Securities Inc., 5.60% dated
            3/31/98, due 4/01/98, to be repurchased at $1,185,184,
            collateralized by $1,185,000 U.S. Treasury Notes,
            5.50% due 11/15/98, valued at 1,209,295 (Cost
            $1,185,000)...........................................   $1,185,000
                                                                     ----------


TOTAL INVESTMENTS
(Cost $40,845,063).........................................  99.48% $40,954,667
OTHER ASSETS AND LIABILITIES (NET).........................   0.52      216,057
                                                            ------  -----------
NET ASSETS                                                  100.00% $41,170,724
                                                            ======  ===========
--------
* For Federal tax purposes, the tax basis on investments aggregates
  $40,875,331.
+ Non-income producing security.
REIT -- Real Estate Investment Trust



                       See Notes to Financial Statements

                                    AFS-18

                             EXCELSIOR FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund (formerly Equity Fund), Income and Growth Fund, Value and Restructuring Fund (formerly Business and Industrial Restructuring Fund), Small Cap Fund (formerly Early Life Cycle Fund), Energy and Natural Resources Fund (formerly Long-Term Supply of Energy Fund), Large Cap Growth Fund and Real Estate Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (a) Portfolio valuation:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon

                                    AFS-19
  currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub- custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily

                                    AFS-20
  due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and, net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year. Income and Growth Fund, Energy and Natural Resources Fund and Large Cap Growth Fund incurred, and elected to defer, net capital losses and net currency losses of approximately $6,000, $220,000 and $214,000, respectively, for the year ended March 31, 1998.

    At March 31, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                                                     Net
                                     Tax Basis     Tax Basis      Unrealized
                                     Unrealized    Unrealized    Appreciation
                                    Appreciation (Depreciation) (Depreciation)
                                    ------------ -------------- --------------
   Blended Equity Fund............. $272,205,534  $  (411,087)   $271,794,447
   Income and Growth Fund..........   53,026,396   (1,686,045)     51,340,351
   Value and Restructuring Fund....  108,194,539   (1,662,944)    106,531,595
   Small Cap Fund..................   13,615,895   (1,332,328)     12,283,567
   Energy and Natural Resources
    Fund...........................   12,132,033     (251,166)     11,880,867
   Large Cap Growth Fund...........    6,288,924     (104,064)      6,184,860
   Real Estate Fund................      776,812     (697,476)         79,336

  (f) Expense allocation:

    Expenses directly attributable to a Portfolio or a class of shares in such Portfolio are charged to that Portfolio or such share class. Other expenses are allocated to the respective Portfolios based on average net assets.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust") serve as the investment

                                    AFS-21
advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund, Income and Growth Fund and Large Cap Growth Fund, 0.60% of the average daily net assets of the Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund and 1.00% of the average daily net assets of the Real Estate Fund. Prior to May 16, 1997, U.S. Trust NY served as the Portfolios' investment adviser pursuant to investment advisory agreements substantially similar to those currently in effect for the Portfolios. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to May 16, 1997, U.S. Trust NY, CGFSC and FAS served as the Portfolios' administrators pursuant to an administration agreement substantially similar to the one currently in effect for the Portfolios. For the year ended March 31, 1998, administration fees charged by U.S. Trust were as follows:

Blended Equity Fund................................................... $133,639
Income and Growth Fund................................................   41,414
Value and Restructuring Fund..........................................   60,561
Small Cap Fund........................................................   17,258
Energy and Natural Resources Fund.....................................   12,130
Large Cap Growth Fund.................................................    3,454
Real Estate Fund......................................................    4,291

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary to maintain an annual expense ratio of not more than 0.99% for Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund and not more than 1.05% and 1.20% for Large Cap Growth Fund and Real Estate Fund, respectively. For the year ended March 31, 1998, U.S. Trust waived fees as follows:

Blended Equity Fund................................................... $150,218
Energy and Natural Resources Fund.....................................    3,855
Large Cap Growth Fund.................................................   15,179
Real Estate Fund......................................................   26,758

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the

                                    AFS-22
administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $404,963, for the year ended March 31, 1998. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable (including fees paid to affiliates of U.S. Trust) by that Portfolio. For the year ended March 31, 1998, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
Blended Equity Fund...................................  $181,826      $  834
Income and Growth Fund................................   110,502         914
Value and Restructuring Fund..........................    84,739       3,331
Small Cap Fund........................................    41,845          52
Energy and Natural Resources Fund.....................    26,869       2,222
Large Cap Growth Fund.................................     1,501         --
Real Estate Fund......................................     1,794         --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold on a continuous basis by the Distributor.

  Under the Excelsior Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of each Fund bear the expense of distributions fees at the maximum annual rate of 0.75% of the average daily net asset value of the Fund's outstanding Trust Shares. Trust Shares of each Portfolio currently bear the expense of such distribution fees at the annual rate of 0.35% of the average daily net asset value of the Fund's outstanding Trust Shares. As of August 1, 1997 Trust Shares are no longer offered, and at March 31, 1998 there were no Trust Shares outstanding.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

  For the year ended March 31, 1998, brokerage commissions on investment transactions were paid to UST Securities Corp. as follows:

Value and Restructuring Fund............................................ $26,847
Energy and Natural Resources Fund.......................................     630

  UST Securities Corp. is a wholly-owned subsidiary of U.S. Trust Company of New Jersey which is a wholly-owned subsidiary of U.S. Trust Corporation.


                                    AFS-23

3. Purchases and Sales of Securities:

  For the year ended March 31, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
Blended Equity Fund.................................. $126,097,236 $191,814,633
Income and Growth Fund...............................   45,251,625   66,625,990
Value and Restructuring Fund.........................  238,743,472   62,617,783
Small Cap Fund.......................................   41,118,848   43,978,988
Energy and Natural Resources Fund....................   39,483,382   34,950,055
Large Cap Growth Fund................................   40,554,541    1,268,510
Real Estate Fund.....................................   43,269,891    3,609,079

4. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 23,875 of which is currently classified to represent interests in one of eighteen separate portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Blended Equity and Income and Growth Funds and 500 million shares each of Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund. As of August 1, 1997 Trust Shares are no longer offered.

  Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                             Blended Equity Fund (formerly Equity Fund)
                                          ---------------------------------------------------
                                                 Year Ended                Year Ended
                                                  03/31/98                  03/31/97
                                          -------------------------  ------------------------
                                            Shares       Amount        Shares       Amount
                                          ----------  -------------  ----------  ------------
Sold:
  Shares................................   1,830,335  $  59,664,729   2,986,879  $ 76,672,109
  Trust Shares..........................         454            --        3,154        84,440
Issued in connection with reorganization
 (Note 7)
  Shares................................   5,809,320    118,382,388         --            --
Contributions in-kind...................         --             --    3,211,246    79,831,593
Issued as reinvestment of dividends.....
  Shares................................     365,826     11,596,023     195,908     5,042,100
  Trust Shares..........................           6            146           5           129
Redeemed................................
  Shares................................  (3,428,336)  (110,065,542) (2,218,612)  (57,053,673)
  Trust Shares..........................      (3,604)      (108,505)        (15)         (534)
                                          ----------  -------------  ----------  ------------
Net Increase............................   4,574,001  $  79,469,239   4,178,565  $104,576,164
                                          ==========  =============  ==========  ============


                                    AFS-24

                                         Income and Growth Fund
                         ----------------------------------------------------------
                                 Year Ended                    Year Ended
                                  03/31/98                      03/31/97
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         ------------- --------------  -------------  -------------
Sold....................    1,061,028  $   18,205,158      1,397,170  $  21,067,243
Issued as reinvestment
 of dividends...........      370,069       6,178,623        175,558      2,635,563
Redeemed................   (2,444,213)    (42,309,649)    (1,688,433)   (25,386,111)
                         ------------  --------------  -------------  -------------
Net Decrease............   (1,013,116) $  (17,925,868)      (115,705) $  (1,683,305)
                         ============  ==============  =============  =============
                                      Value and Restructuring Fund
                          (formerly Business and Industrial Restructuring Fund)
                         ----------------------------------------------------------
                                 Year Ended                    Year Ended
                                  03/31/98                      03/31/97
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         ------------- --------------  -------------  -------------
Sold:
  Shares................    9,949,197  $  210,533,502      3,573,877  $  54,756,284
  Trust Shares..........          --              --           3,212         47,503
Issued as reinvestment
 of dividends:
  Shares................       32,739         680,550         23,121        351,922
  Trust Shares..........            4              58             54            835
Redeemed:
  Shares................   (1,440,113)    (29,351,458)    (1,090,887)   (16,823,462)
  Trust Shares..........       (3,268)        (61,583)            (2)           (27)
                         ------------  --------------  -------------  -------------
Net Increase............    8,538,559  $  181,801,069      2,509,375  $  38,333,055
                         ============  ==============  =============  =============

                                            Small Cap Fund
                                   (formerly Early Life Cycle Fund)
                            -------------------------------------------------
                                  Year Ended               Year Ended
                                   03/31/98                 03/31/97
                            -----------------------  ------------------------
                              Shares      Amount       Shares       Amount
                            ----------  -----------  ----------  ------------
Sold:
  Shares...................  1,742,160  $19,925,198   1,632,860  $ 17,229,638
  Trust Shares.............        991       10,266         934         9,231
Contributions in-kind......        --           --      873,834    10,267,561
Issued as reinvestment of
 dividends:
  Shares...................          1            4      36,989       400,554
  Trust Shares.............        --           --           10            97
Redeemed:
  Shares................... (2,036,998) (20,366,512) (3,753,354)  (37,413,560)
  Trust Shares.............     (1,905)     (21,542)        (30)         (294)
                            ----------  -----------  ----------  ------------
Net Decrease...............   (295,751) $  (452,586) (1,208,757) $ (9,506,773)
                            ==========  ===========  ==========  ============


                                    AFS-25

                                   Energy and Natural Resources Fund
                              (formerly Long-Term Supply of Energy Fund)
                             ------------------------------------------------
                                   Year Ended               Year Ended
                                    03/31/98                 03/31/97
                             ------------------------  ----------------------
                               Shares       Amount      Shares      Amount
                             ----------  ------------  ---------  -----------
Sold........................  1,589,555  $ 20,278,480  1,183,409  $13,166,360
Issued as reinvestment of
 dividends..................     57,892       738,380     14,801      166,314
Redeemed.................... (1,001,470)  (12,312,018)  (635,829)  (6,996,595)
                             ----------  ------------  ---------  -----------
Net Increase................    645,977  $  8,704,842    562,381  $ 6,336,079
                             ==========  ============  =========  ===========

                                                         Large Cap Growth Fund
                                                         ----------------------
                                                             Period Ended
                                                               03/31/98*
                                                         ----------------------
                                                          Shares      Amount
                                                         ---------  -----------
Sold.................................................... 5,724,639  $42,655,392
Issued as reinvestment of dividends.....................       --           --
Redeemed................................................  (141,234)  (1,080,251)
                                                         ---------  -----------
Net Increase............................................ 5,583,405  $41,575,141
                                                         =========  ===========
                                                           Real Estate Fund
                                                         ----------------------
                                                             Period Ended
                                                               03/31/98*
                                                         ----------------------
                                                          Shares      Amount
                                                         ---------  -----------
Sold.................................................... 5,989,568  $41,874,511
Issued as reinvestment of dividends.....................       481        3,364
Redeemed................................................  (149,807)  (1,034,897)
                                                         ---------  -----------
Net Increase............................................ 5,840,242  $40,842,978
                                                         =========  ===========

--------
* Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997.

5. Organization Costs:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

                                    AFS-26

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 1998, the Portfolios had no borrowings under the agreement.

7. Plan of Reorganization:

  On August 18, 1997, shareholders approved a tax-free Plan of Reorganization (effective September 15, 1997) providing for the transfer of all of the assets and liabilities of Aging of America Fund, Communication and Entertainment Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, and Productivity Enhancers Fund (the "Transferor Funds") to the Blended Equity Fund, in exchange for shares of the Blended Equity Fund corresponding to the same net assets and shares held in the respective Transferor Funds. The corresponding shares, net assets and unrealized appreciation of the transferor funds are as follows:

                                                          Net      Unrealized
Fund                                         Shares     Assets    Appreciation
----                                        --------- ----------- ------------
Aging of America Fund...................... 1,473,760 $47,071,887 $17,929,954
Communication and Entertainment Fund.......   890,996  28,458,420  10,140,533
Environmentally-Related Products and Serv-
 ices Fund.................................   202,661   6,472,980   2,238,186
Global Competitors Fund.................... 2,736,914  87,417,040  29,483,610
Productivity Enhancers Fund................   504,989  16,129,362   4,602,411

The Blended Equity Fund's net assets immediately before the reorganization were $376,819,118.

                                    AFS-27

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Directors Excelsior Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Blended Equity, Income and Growth, Value and Restructuring, Small Cap, Energy and Natural Resources, Large Cap and Real Estate Portfolios (seven of the portfolios constituting the Excelsior Funds, Inc. (the "Fund")) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Portfolios of Excelsior Funds, Inc. at March 31, 1998, the results of their operations for the year ended, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP



Boston, Massachusetts May 8, 1998
--------------------------------------------------------------------------------

                      FEDERAL TAX INFORMATION: (UNAUDITED)

  For the year ended March 31, 1998, the percentage of dividends paid that qualify for the 70.0% dividends received deduction for corporate shareholders, the designation of long-term capital gain, and the percentage of income earned from direct U.S. Treasury obligations for the Portfolios are approximated as follows:

                                                 20%          28%       TREASURY
                          DIVIDENDS RECEIVED  LONG-TERM    LONG-TERM     INCOME
FUND                          DEDUCTION      CAPITAL GAIN CAPITAL GAIN PERCENTAGE
----                      ------------------ ------------ ------------ ----------
Blended Equity Fund.....         84.34%      $31,101,000   $4,590,000      --
Income and Growth Fund..         39.99%       10,185,000    5,077,000    26.31%
Value and Restructuring
 Fund...................        100.00%          982,000    1,901,000      --
Small Cap Fund..........           --                --           --       --
Energy and Natural Re-
 sources Fund...........         29.12%        1,873,000    1,075,000    33.54%
Large Cap Growth Fund...           --                --           --       --
Real Estate Fund........           --                --           --       --

                                    AFS-28

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 1998 (Unaudited)


                                                                     Income and
                                                      Blended Equity   Growth
                                                           Fund         Fund
                                                      -------------- -----------
  ASSETS:
   Investments, at cost--see accompanying portfo-
    lios............................................   $321,872,770  $63,631,119
                                                       ============  ===========
   Investments, at value (Note 1)...................   $549,527,771  $82,434,929
   Cash.............................................        492,860      --
   Dividends receivable.............................        613,230       83,598
   Interest receivable..............................          9,355      480,830
   Receivable for investments sold..................        --         3,882,391
   Receivable for fund shares sold..................        107,781        2,745
   Withholding tax receivable.......................        --             2,833
   Prepaid expenses.................................         13,906        3,900
   Unamortized organization costs (Note 5)..........        --           --
                                                       ------------  -----------
   Total Assets.....................................    550,764,903   86,891,226
  LIABILITIES:
   Payable for investments purchased................        --         3,649,008
   Payable for fund shares redeemed.................        100,624       60,557
   Investment advisory fees payable (Note 2)........        308,302       45,596
   Administration fees payable (Note 2).............         57,147        8,873
   Administrative service fees payable (Note 2).....         37,387       15,897
   Directors' fees payable (Note 2).................          8,941        2,363
   Due to custodian bank............................        --            20,274
   Accrued expenses and other payables..............        276,801       29,963
                                                       ------------  -----------
   Total Liabilities................................        789,202    3,832,531
                                                       ------------  -----------
  NET ASSETS........................................   $549,975,701  $83,058,695
                                                       ============  ===========
  NET ASSETS consist of:
   Undistributed net investment income (loss).......   $    708,211  $   336,248
   Accumulated net realized gain (loss) on invest-
    ments...........................................      4,614,692   15,932,956
   Unrealized appreciation (depreciation) of
    investments and foreign currency translations...    227,655,105   18,803,511
   Par value (Note 4)...............................         16,559        5,970
   Paid-in capital in excess of par value...........    316,981,134   47,980,010
                                                       ------------  -----------
  Total Net Assets..................................   $549,975,701  $83,058,695
                                                       ============  ===========
  Shares of Common Stock Outstanding................     16,559,384    5,914,029
  NET ASSET VALUE PER SHARE.........................         $33.21       $14.04
                                                             ======       ======


                       See Notes to Financial Statements

                                     UFS-1

    VALUE AND                     ENERGY AND      LARGE CAP
  RESTRUCTURING    SMALL CAP   NATURAL RESOURCES   GROWTH     REAL ESTATE
      FUND           FUND            FUND           FUND         FUND
  -------------   -----------  ----------------- -----------  -----------
  $512,524,107    $41,880,218     $41,854,862    $81,163,612  $45,729,669
  ============    ===========     ===========    ===========  ===========
  $482,602,821    $35,623,300     $45,209,834    $86,437,188  $39,489,147
       --              82,126         104,755          1,647      --
       526,737          6,402          38,954          7,050      310,331
         1,886          8,616          23,258            188          200
    11,002,593         48,817         --             --           --
       747,571            266         107,575        164,788      --
         4,672        --              --             --           --
        79,349          1,977           1,110            467          691
       --             --              --              39,633       24,609
  ------------    -----------     -----------    -----------  -----------
   494,965,629     35,771,504      45,485,486     86,650,961   39,824,978
       335,950        139,630         964,119         93,140      337,924
       707,963         50,813          41,144          4,993      104,305
       197,679         15,997          12,562         49,651       22,409
        23,565          4,945           8,946         10,833        4,122
       129,251          7,501           2,471          3,663        5,776
           384            610             521            146          328
     9,830,230        --              --             --            29,491
        42,285         34,831          27,011         29,155       15,630
  ------------    -----------     -----------    -----------  -----------
    11,267,307        254,327       1,056,774        191,581      519,985
  ------------    -----------     -----------    -----------  -----------
  $483,698,322    $35,517,177     $44,428,712    $86,459,380  $39,304,993
  ============    ===========     ===========    ===========  ===========
  $    587,952    $   (32,242)    $   127,883    $  (185,287) $   347,467
     2,394,413     (1,310,873)       (479,349)    (1,733,165)    (313,555)
   (29,921,870)    (6,256,918)      3,354,972      5,273,576   (6,240,522)
        25,935          4,411           4,239         10,161        6,483
   510,611,892     43,112,799      41,420,967     83,094,095   45,505,120
  ------------    -----------     -----------    -----------  -----------
  $483,698,322    $35,517,177     $44,428,712    $86,459,380  $39,304,993
  ============    ===========     ===========    ===========  ===========
    25,934,565      4,411,701       4,239,250     10,160,624    6,482,915
        $18.65          $8.05          $10.48          $8.51        $6.06
        ======          =====          ======          =====        =====


                       See Notes to Financial Statements

                                     UFS-2

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 1998 (Unaudited)


                                                                   Income and
                                                   Blended Equity    Growth
                                                        Fund          Fund
                                                   -------------- ------------
  INVESTMENT INCOME:
   Interest income...............................   $     98,660  $    773,514
   Dividend income...............................      3,861,000       661,408
                                                    ------------  ------------
   Total Income..................................      3,959,660     1,434,922
  EXPENSES:
   Investment advisory fees (Note 2).............      2,260,166       428,900
   Administration fees (Note 2)..................        461,074        87,495
   Administrative servicing fees (Note 2)........        116,341        51,571
   Shareholder servicing agent fees..............         98,357        33,226
   Custodian fees................................         75,396        16,553
   Legal and audit fees..........................         56,082        10,242
   Shareholder reports...........................         18,014         2,968
   Amortization of organization costs (Note 5)...        --            --
   Registration and filing fees..................         17,962         7,334
   Directors' fees and expenses (Note 2).........         13,505         2,804
   Miscellaneous expenses........................         29,943         7,554
                                                    ------------  ------------
   Total Expenses................................      3,146,840       648,647
   Fees waived by investment adviser and
    administrators (Note 2)......................       (243,684)      (51,571)
                                                    ------------  ------------
   Net Expenses..................................      2,903,156       597,076
                                                    ------------  ------------
  NET INVESTMENT INCOME (LOSS)...................      1,056,504       837,846
                                                    ------------  ------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss):
   Security transactions.........................     (5,131,431)    7,163,650
   Foreign currency translations.................             --            --
                                                    ------------  ------------
   Total net realized gain (loss)................     (5,131,431)    7,163,650
   Change in unrealized appreciation/depreciation
    on investments
    and foreign currency translations during the
    period.......................................    (44,139,447)  (32,558,204)
                                                    ------------  ------------
   Net realized and unrealized gain (loss) on
    investments..................................    (49,270,878)  (25,394,554)
                                                    ------------  ------------
   Net decrease in net assets resulting from
    operations...................................   $(48,214,374) $(24,556,708)
                                                    ============  ============


                       See Notes to Financial Statements

                                     UFS-3

    Value and                      Energy and      Large Cap
  Restructuring    Small Cap    Natural Resources   Growth     Real Estate
      Fund            Fund            Fund           Fund         Fund
  -------------   ------------  ----------------- -----------  -----------
  $     339,835   $     62,289     $   114,630    $    56,958  $    63,476
      3,383,229        166,184         343,280        139,135    1,250,126
  -------------   ------------     -----------    -----------  -----------
      3,723,064        228,473         457,910        196,093    1,313,602
      1,570,803        165,637         135,990        281,786      207,011
        400,555         42,238          34,677         57,484       31,712
        326,149         25,322          18,135         12,462       13,339
        113,039         19,541          19,764          5,466        2,596
         74,898         11,658           7,720         12,627        9,096
         26,567          4,732           2,978          2,644        2,723
          8,654          1,496           7,466          2,859        5,497
       --              --              --               1,742        2,959
         18,875         10,843          10,153          4,968        6,298
          7,018          1,205             877            796          766
         21,731          3,365           2,613         11,008        1,910
  -------------   ------------     -----------    -----------  -----------
      2,568,289        286,037         240,373        393,842      283,907
       (326,149)       (25,322)        (18,135)       (12,462)     (35,011)
  -------------   ------------     -----------    -----------  -----------
      2,242,140        260,715         222,238        381,380      248,896
  -------------   ------------     -----------    -----------  -----------
      1,480,924        (32,242)        235,672       (185,287)   1,064,706
  -------------   ------------     -----------    -----------  -----------
     (1,221,083)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
        (16,015)       --              --             --           --
  -------------   ------------     -----------    -----------  -----------
     (1,237,098)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
   (136,534,994)   (18,540,485)     (8,549,461)      (911,284)  (6,350,126)
  -------------   ------------     -----------    -----------  -----------
   (137,772,092)   (20,480,060)     (8,785,676)    (2,430,433)  (6,683,292)
  -------------   ------------     -----------    -----------  -----------
  $(136,291,168)  $(20,512,302)    $(8,550,004)   $(2,615,720) $(5,618,586)
  =============   ============     ===========    ===========  ===========


                       See Notes to Financial Statements

                                     UFS-4

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      INCOME AND
                                                      BLENDED EQUITY    GROWTH
                                                           FUND          FUND
                                                      -------------- ------------
  SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)
  Net investment income (loss)......................   $  1,056,504  $    837,846
  Net realized gain (loss) on investments...........     (5,131,431)    7,163,650
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the period................................    (44,139,447)  (32,558,204)
                                                       ------------  ------------
  Net decrease in net assets resulting from
   operations.......................................    (48,214,374)  (24,556,708)
  Distributions to shareholders:
   From net investment income.......................     (1,262,484)   (1,165,624)
  Increase (decrease) in net assets from fund share
   transactions (Note 4)............................      4,543,989   (29,271,757)
                                                       ------------  ------------
  Net increase (decrease) in net assets.............    (44,932,869)  (54,994,089)
  NET ASSETS:
   Beginning of period..............................    594,908,570   138,052,784
                                                       ------------  ------------
   End of period (1)................................   $549,975,701  $ 83,058,695
                                                       ============  ============
  --------
   (1) Including undistributed net investment income
    (loss)..........................................   $    708,211  $    336,248
                                                       ============  ============
  YEAR ENDED MARCH 31, 1998
  Net investment income (loss)......................   $  2,565,250  $  2,995,948
  Net realized gain (loss) on investments...........     41,083,134    19,207,907
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the year..................................    205,385,468    19,295,523
                                                       ------------  ------------
  Net increase in net assets resulting from
   operations.......................................    249,033,852    41,499,378
  Distributions to shareholders:
   From net investment income:
   Shares...........................................     (2,290,458)   (2,916,488)
   Trust Shares.....................................           (146)      --
   From net realized gain on investments:
   Shares...........................................    (38,374,555)  (15,371,776)
   In excess of net realized gain on investments:
   Shares...........................................        --            --
                                                       ------------  ------------
    Total distributions.............................    (40,665,159)  (18,288,264)
                                                       ------------  ------------
  Increase (decrease) in net assets from fund share
   transactions (Note 4)
   Shares...........................................     79,577,598   (17,925,868)
   Trust Shares.....................................       (108,359)      --
                                                       ------------  ------------
    Total from fund share transactions..............     79,469,239   (17,925,868)
                                                       ------------  ------------
  Net increase in net assets........................    287,837,932     5,285,246
  NET ASSETS:
   Beginning of year................................    307,070,638   132,767,538
                                                       ------------  ------------
   End of year (2)..................................   $594,908,570  $138,052,784
                                                       ============  ============
  --------
   (2) Including undistributed net investment
    income..........................................   $    914,191  $    664,026
                                                       ============  ============

* Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997.

                       See Notes to Financial Statements

                                     UFS-5

    Value and                      Energy and      Large Cap
  Restructuring    Small Cap    Natural Resources   Growth     Real Estate
      Fund            Fund            Fund           Fund*        Fund*
  -------------   ------------  ----------------- -----------  -----------
  $   1,480,924   $    (32,242)    $   235,672    $  (185,287) $ 1,064,706
     (1,237,098)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
   (136,534,994)   (18,540,485)     (8,549,461)      (911,284)  (6,350,126)
  -------------   ------------     -----------    -----------  -----------
   (136,291,168)   (20,512,302)     (8,550,004)    (2,615,720)  (5,618,586)
     (1,167,563)       --             (140,511)       --          (743,530)
    232,709,645    (12,518,447)      6,944,780     41,546,442    4,496,385
  -------------   ------------     -----------    -----------  -----------
     95,250,914    (33,030,749)     (1,745,735)    38,930,722   (1,865,731)
    388,447,408     68,547,926      46,174,447     47,528,658   41,170,724
  -------------   ------------     -----------    -----------  -----------
  $ 483,698,322   $ 35,517,177     $44,428,712    $86,459,380  $39,304,993
  =============   ============     ===========    ===========  ===========
  $     587,952   $    (32,242)    $   127,883    $  (185,287) $   347,467
  =============   ============     ===========    ===========  ===========
  $   1,134,103   $    (83,679)    $   292,606    $   (17,327) $   693,157
      4,596,344      3,491,186       3,347,027       (214,016)        (749)
     80,592,450     12,326,916       4,846,663      6,184,860      109,604
  -------------   ------------     -----------    -----------  -----------
     86,322,897     15,734,423       8,486,296      5,953,517      802,012
       (855,654)       --             (309,721)       --          (474,266)
            (58)       --              --             --           --
     (2,883,915)       --           (3,856,927)       --           --
       --              --             (243,134)       --           --
  -------------   ------------     -----------    -----------  -----------
     (3,739,627)       --           (4,409,782)       --          (474,266)
  -------------   ------------     -----------    -----------  -----------
    181,862,594       (441,310)      8,704,842     41,575,141   40,842,978
        (61,525)       (11,276)        --             --           --
  -------------   ------------     -----------    -----------  -----------
    181,801,069       (452,586)      8,704,842     41,575,141   40,842,978
  -------------   ------------     -----------    -----------  -----------
    264,384,339     15,281,837      12,781,356     47,528,658   41,170,724
    124,063,069     53,266,089      33,393,091        --           --
  -------------   ------------     -----------    -----------  -----------
  $ 388,447,408   $ 68,547,926     $46,174,447    $47,528,658  $41,170,724
  =============   ============     ===========    ===========  ===========
  $     274,591   $    --          $    32,722    $   --       $    26,291
  =============   ============     ===========    ===========  ===========


                       See Notes to Financial Statements

                                     UFS-6

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   For a Fund share outstanding throughout each period.

                                                   NET REALIZED                        DISTRIBUTIONS
                             NET ASSET    NET     AND UNREALIZED            DIVIDENDS     FROM NET
                              VALUE,   INVESTMENT  GAIN (LOSS)   TOTAL FROM  FROM NET  REALIZED GAIN
                             BEGINNING   INCOME   ON INVESTMENTS INVESTMENT INVESTMENT ON INVESTMENTS
                             OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME    AND OPTIONS
                             --------- ---------- -------------- ---------- ---------- --------------
  BLENDED EQUITY FUND -- (4/25/85*)
  Shares:
  Year Ended March 31,
  1994....................    $18.77     $ 0.05       $ 1.16       $ 1.21     $(0.08)      $(0.39)
  1995....................     19.17       0.07         2.67         2.74      (0.04)       (0.47)
  1996....................     21.40       0.12         5.21         5.33      (0.11)       (2.19)
  1997....................     24.43       0.18         2.50         2.68      (0.14)       (1.16)
  1998....................     25.81       0.16        12.59        12.75      (0.16)       (2.28)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     36.12       0.06        (2.89)       (2.83)     (0.08)         --
  Trust Shares --
   (11/12/96*)
  Period ended March 31,
   1997...................     26.30       0.04         0.03         0.07      (0.03)       (0.56)
  Period from April 1,
   1997 to October 27,
   1997...................     25.78       0.02         4.67         4.69      (0.05)         --
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1994....................    $11.45     $ 0.31       $ 0.46       $ 0.77     $(0.27)      $(0.01)
  1995....................     11.94       0.38         0.26         0.64      (0.35)       (0.41)
  1996....................     11.82       0.39         2.61         3.00      (0.31)       (0.06)
  1997....................     14.45       0.33         1.45         1.78      (0.35)       (0.63)
  1998....................     15.25       0.36         4.53         4.89      (0.34)       (1.85)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     17.95       0.13        (3.88)       (3.75)     (0.16)         --
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.71     $ 0.06       $ 1.96       $ 2.02     $(0.07)      $(0.02)
  1995....................      9.64       0.07         1.02         1.09      (0.06)       (0.12)
  1996....................     10.55       0.10         3.71         3.81      (0.09)       (0.24)
  1997....................     14.03       0.13         2.36         2.49      (0.12)       (0.47)
  1998....................     15.93       0.10         8.12         8.22      (0.09)       (0.27)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     23.79       0.06        (5.14)       (5.08)     (0.06)         --
  Trust Shares --
   (9/19/96*)
  Period ended March 31,
   1997...................     14.61       0.05         1.53         1.58      (0.05)       (0.23)
  Period from April 1,
   1997 to June 30, 1997..     15.91       0.02         2.94         2.96      (0.02)         --
  SMALL CAP FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.40     $(0.01)      $ 1.36       $ 1.35        --        $(0.09)
  1995....................      8.66      (0.02)        1.31         1.29        --         (0.18)
  1996....................      9.77      (0.02)        1.72         1.70        --         (0.69)
  1997....................     10.78      (0.03)       (1.43)       (1.46)       --         (0.10)
  1998....................      8.83      (0.01)        3.13         3.12        --           --
  Six Months Ended
   September 30, 1998
   (Unaudited)............     11.95      (0.01)       (3.89)       (3.90)       --           --
  Trust Shares --
   (9/6/96*)
  Period ended March 31,
   1997...................      9.98      (0.03)       (0.92)       (0.95)       --         (0.22)
  Period from April 1,
   1997 to October 27,
   1997...................      8.81      (0.03)        2.52         2.49        --           --
  ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
  Year Ended March 31,
  1994....................    $ 7.81     $ 0.08       $(0.12)      $(0.04)    $(0.07)         --
  1995....................      7.70       0.09         0.24         0.33      (0.10)      $(0.01)
  1996....................      7.92       0.07         1.63         1.70      (0.07)         --
  1997....................      9.55       0.09         2.60         2.69      (0.09)       (1.03)
  1998....................     11.12       0.09         2.69         2.78      (0.10)       (1.07)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     12.66       0.06        (2.20)       (2.14)     (0.04)         --
  LARGE CAP GROWTH FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00        -- ++     $ 1.51       $ 1.51        --           --
  Six Months Ended
   September 30, 1998
   (Unaudited)............      8.51     $(0.02)        0.02          --         --           --
  REAL ESTATE FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00     $ 0.15       $ 0.01       $ 0.16     $(0.11)         --
  Six Months Ended
   September 30, 1998
   (Unaudited)............      7.05       0.17        (1.04)       (0.87)     (0.12)         --

 *  Commencement of operations ** Not Annualized *** Annualized
 + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                     UFS-7

  DISTRIBUTIONS IN                                                   RATIO OF NET RATIO OF GROSS RATIO OF NET
   EXCESS OF NET                                         NET ASSETS,  OPERATING     OPERATING     INVESTMENT
   REALIZED GAIN                   NET ASSET                 END       EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
   ON INVESTMENTS        TOTAL     VALUE, END TOTAL       OF PERIOD   TO AVERAGE    TO AVERAGE    TO AVERAGE    TURNOVER
    AND OPTIONS      DISTRIBUTIONS OF PERIOD  RETURN        (000)     NET ASSETS   NET ASSETS +   NET ASSETS      RATE
  ----------------   ------------- ---------- ------     ----------- ------------ -------------- -------------  ---------
       $(0.34)          $(0.81)      $19.17     6.54%     $122,262       1.14%         1.14%          0.25%         17%
          --             (0.51)       21.40    14.65%      137,417       1.05%         1.08%          0.36%         23%
          --             (2.30)       24.43    26.45%      188,574       1.05%         1.12%          0.55%         27%
          --             (1.30)       25.81    11.09%      306,990       1.01%         1.06%          0.71%         39%
          --             (2.44)       36.12    50.82%      594,909       0.99%         1.06%          0.55%         28%
          --             (0.08)       33.21    (7.87)%**   549,976       0.96%***      1.04%***       0.35%***      11%***
          --             (0.59)       25.78     0.23%**         81       1.36%***      1.41%***       0.45%***      39%***
          --             (0.05)       30.42    17.57%**        --        1.34%***      1.41%***       0.20%***     N/A
          --            $(0.28)      $11.94     6.69%     $ 96,682       1.17%         1.17%          2.77%         28%
          --             (0.76)       11.82     5.74%       99,925       1.06%         1.09%          3.31%         36%
          --             (0.37)       14.45    25.83%      127,495       1.05%         1.11%          2.95%         22%
          --             (0.98)       15.25    12.61%      132,768       1.03%         1.11%          2.17%         25%
          --             (2.19)       17.95    33.29%      138,053       1.02%         1.10%          2.04%         32%
          --             (0.16)       14.04   (21.08)%**    83,059       1.05%***      1.14%***       1.47%***      35%***
          --            $(0.09)      $ 9.64    26.40%     $ 14,440       0.99%         1.73%          0.77%         75%
          --             (0.18)       10.55    11.49%       30,183       0.98%         1.08%          0.83%         82%
          --             (0.33)       14.03    36.48%       74,052       0.91%         0.95%          0.88%         56%
          --             (0.59)       15.93    18.09%      124,011       0.91%         0.95%          0.90%         62%
          --             (0.36)       23.79    52.10%      388,447       0.89%         0.93%          0.54%         30%
          --             (0.06)       18.65   (21.42)%**   483,698       0.86%***      0.98%***       0.57%***      45%***
          --             (0.28)       15.91    10.85%**         52       1.26%***      1.30%***       0.54%***      62%***
          --             (0.02)       18.85    18.61%**        --        1.21%***      1.25%***       0.47%***     N/A
          --            $(0.09)      $ 8.66    18.27%     $ 24,951       0.95%         1.15%         (0.25)%        20%
          --             (0.18)        9.77    15.16%       47,782       0.96%         1.04%         (0.23)%        42%
          --             (0.69)       10.78    18.29%       78,061       0.90%         0.98%         (0.17)%        38%
       $(0.39)           (0.49)        8.83   (14.33)%      53,258       0.94%         1.02%         (0.26)%        55%
          --               --         11.95    35.33%       68,548       0.94%         1.01%         (0.14)%        73%
          --               --          8.05   (32.64)%**    35,517       0.95%***      1.04%***      (0.12)%***     93%***
          --             (0.22)        8.81    (9.77)%**         8       1.29%***      1.40%***      (0.87)%***     55%***
          --               --         11.30    29.29%**        --        1.25%***      1.31%***      (0.59)%***    N/A
          --            $(0.07)      $ 7.70    (0.57)%    $  6,830       0.99%         2.03%          1.21%          6%
          --             (0.11)        7.92     4.28%       15,813       0.98%         1.35%          1.18%         31%
          --             (0.07)        9.55    21.60%       23,294       0.96%         1.09%          0.88%         43%
          --             (1.12)       11.12    28.28%       33,393       0.93%         0.98%          0.84%         87%
       $(0.07)           (1.24)       12.66    24.97%       46,174       0.99%         1.07%          0.69%         88%
          --             (0.04)       10.48   (16.97)%**    44,429       0.98%***      1.06%***       1.04%***      51%***
          --               --        $ 8.51    21.57%**   $ 47,529       1.05%***      1.20%***      (0.16)%***     12%***
          --               --          8.51     0.00%**     86,459       1.02%***      1.05%***      (0.49)%***      7%***
          --            $(0.11)      $ 7.05     2.26%**   $ 41,171       1.20%***      1.40%***       5.02%***      30%***
          --             (0.12)        6.06   (12.52)%**    39,305       1.20%***      1.37%***       5.14%***      14%***


   FEE
 WAIVERS
 (NOTE 2)
 --------
     --
     --
  $ 0.02
    0.01
    0.02
    0.01
     --
    0.01
     --
     --
  $ 0.01
    0.01
    0.01
    0.01
  $ 0.06
    0.01
     --
    0.01
    0.01
    0.01
     --
     --
  $ 0.01
    0.01
    0.01
    0.01
    0.01
    0.01
     --
     --
  $ 0.07
    0.03
    0.01
     --
    0.01
     --
     -- ++
     -- ++
  $ 0.01
    0.01

                       See Notes to Financial Statements

                                     UFS-8

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
BLENDED EQUITY FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 99.76%
            CONSUMER STAPLES -- 22.79%
  420,000   Abbott Laboratories..................................   $ 18,243,750
   84,000   Bestfoods, Inc. .....................................      4,068,750
  187,500   Coca-Cola Company....................................     10,804,687
   10,500   Corn Products International, Inc. ...................        265,125
   44,210   CVS Corp. ...........................................      1,936,951
  104,000   Gillette Co. ........................................      3,978,000
   61,700   +Healthsouth Corp. ..................................        651,706
  272,300   Johnson & Johnson....................................     21,307,475
    7,400   Lilly (Eli) & Co. ...................................        579,512
   98,730   Mattel, Inc. ........................................      2,764,440
   49,000   Merck & Co., Inc. ...................................      6,348,562
   15,000   Novartis AG ADR......................................      1,202,222
   30,000   PepsiCo, Inc. .......................................        883,125
  269,400   Pfizer, Inc. ........................................     28,539,563
  113,200   Procter & Gamble Co. ................................      8,030,125
  110,000   Schering-Plough Corp. ...............................     11,391,875
  260,000   Stewart Enterprises, Inc., Class A...................      4,355,000
                                                                    ------------
                                                                     125,350,868
                                                                    ------------
            CONSUMER CYCLICAL -- 21.51%
   32,600   CBS Corp. ...........................................        790,550
  201,400   Centex Corp. ........................................      6,948,300
   52,000   Chevron Corp. .......................................      4,371,250
   40,000   Comcast Corp., Class A Special.......................      1,877,500
  212,500   Dayton Hudson Corp. .................................      7,596,875
  200,000   Ford Motor Co. ......................................      9,387,500
  311,000   General Electric Co. ................................     24,743,937
   43,800   General Motors Corp. ................................      2,395,313
   38,500   Goodyear Tire and Rubber Co. ........................      1,977,938
  330,000   Luxottica Group S.p.A. ADR...........................      3,691,875
   95,000   McDonald's Corp. ....................................      5,670,312
  211,000   +MCI WorldCom, Inc. .................................     10,312,625
   40,000   Meredith Corp. ......................................      1,280,000
   43,500   New York Times Co., Class A..........................      1,196,250
  224,400   +O'Reilly Automotive, Inc. ..........................      8,078,400
   39,000   Reuters Group plc ADR................................      1,925,625
    5,100   +Saks, Inc. .........................................        114,431
   50,000   Time Warner, Inc. ...................................      4,378,125
   25,000   Tribune Co. .........................................      1,257,813
  250,000   Wal-Mart Stores, Inc. ...............................     13,656,250
  171,045   Walt Disney Co. .....................................      4,329,577
   37,800   Wiley (John) & Sons, Inc., Class A...................      2,322,337
                                                                    ------------
                                                                     118,302,783
                                                                    ------------
            FINANCIAL -- 18.23%
   30,000   Allstate Corp. ......................................      1,250,625
   19,000   American Express Co. ................................      1,474,875
   56,250   American International Group, Inc. ..................      4,331,250
  277,817   Associates First Capital Corp. ......................     18,127,559
   75,600   BankBoston...........................................      2,494,800
   40,200   Citicorp.............................................      3,736,087
 COMMON STOCKS -- (CONTINUED)
            FINANCIAL -- (CONTINUED)
   20,000   First Union Corp. (North Carolina)...................   $  1,023,750
  170,000   Fleet Financial Group, Inc. .........................     12,484,375
   21,790   General Re Corp. ....................................      4,423,370
   81,702   Household International, Inc. .......................      3,063,825
  114,200   MBIA, Inc. ..........................................      6,131,112
  302,076   Mellon Bank Corp. ...................................     16,633,060
  202,694   Morgan Stanley, Dean Witter & Co. ...................      8,728,510
   29,687   Nationsbank Corp. ...................................      1,588,255
   32,600   Norwest Corp. .......................................      1,167,488
  156,300   State Street Boston Corp. ...........................      8,528,119
  102,200   UNUM Corp. ..........................................      5,078,063
                                                                    ------------
                                                                     100,265,123
                                                                    ------------
            TECHNOLOGY -- 17.44%
  341,033   +Cisco Systems, Inc. ................................     21,080,071
   50,000   Compaq Computer Corp. ...............................      1,581,250
   30,000   Computer Associates International, Inc. .............      1,110,000
   70,000   +Dell Computer Corp. ................................      4,602,500
   36,100   Emerson Electric, Co. ...............................      2,247,225
  126,480   Hewlett-Packard Co. .................................      6,695,535
   30,300   Honeywell Corp. .....................................      1,941,094
  150,000   Intel Corp. .........................................     12,862,500
   63,000   International Business Machines Corp. ...............      8,064,000
   69,000   L.M. Ericsson Telephone Co. ADR .....................      1,267,875
   93,320   Lucent Technologies, Inc. ...........................      6,444,913
  169,240   +Microsoft Corp. ....................................     18,626,977
   36,000   Nokia Corp., Class A, ADR ...........................      2,823,750
   60,000   SBC Communications, Inc. ............................      2,666,250
   25,500   Texas Instruments, Inc. .............................      1,345,125
   46,000   Tyco International Ltd. .............................      2,541,500
                                                                    ------------
                                                                      95,900,565
                                                                    ------------
            ENERGY -- 7.86%
   13,000   British Petroleum Company plc ADR....................      1,134,250
  167,907   Burlington Resources, Inc. ..........................      6,275,524
  120,100   Exxon Corp. .........................................      8,429,519
   47,000   Minnesota Mining & Manufacturing.....................      3,463,313
  178,300   Mobil Corp. .........................................     13,539,656
  162,100   Royal Dutch Petroleum Co. ...........................      7,720,012
   73,200   Unocal Corp. ........................................      2,653,500
                                                                    ------------
                                                                      43,215,774
                                                                    ------------
            UTILITIES -- 6.50%
   53,400   +AES Corp. ..........................................      1,979,138
   30,000   Ameritech Corp. .....................................      1,421,250
  172,443   AT&T Corp. ..........................................     10,077,138
  163,000   Bell Atlantic Corp. .................................      7,895,312

                       See Notes to Financial Statements

                                     UFS-9

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
BLENDED EQUITY FUND -- (CONTINUED)


                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
   57,500   Duke Energy Corp. ..................................   $  3,805,781
   60,000   +NEXTEL Communications, Inc., Class A...............      1,211,250
  133,700   Southern Co. .......................................      3,935,794
  116,400   Texas Utilities Co. ................................      5,419,875
                                                                   ------------
                                                                     35,745,538
                                                                   ------------
            CAPITAL GOODS -- 3.61%
   24,000   Boeing Co. .........................................        823,500
   12,600   Cordant Technologies, Inc. .........................        533,137
   20,000   Dover Corp. ........................................        617,500
  275,266   Illinois Tool Works, Inc. ..........................     15,001,997
   24,700   +Lear Corp. ........................................      1,080,625
    2,000   Raychem Corp. ......................................         48,750
   76,875   +Thermo Electron Corp. .............................      1,157,930
   11,700   Waste Management, Inc. .............................        562,331
                                                                   ------------
                                                                     19,825,770
                                                                   ------------
            RAW/INTERMEDIATE MATERIALS -- 1.82%
   67,300   E.I. du Pont de Nemours & Co. ......................      3,777,212
   62,100   Monsanto Co. .......................................      3,500,888
  105,000   Pioneer Hi-Bred International, Inc. ................      2,756,250
                                                                   ------------
                                                                     10,034,350
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $320,985,770).................................    548,640,771
                                                                   ------------

 PRINCIPAL                                                            VALUE
  AMOUNT                                                             (NOTE 1)
 ---------                                                         ------------
 DEMAND NOTES -- 0.16%
 $400,000  Associates Corp. of North America Master Notes.......   $    400,000
  487,000  General Electric Co. Promissory Notes................        487,000
                                                                   ------------
           TOTAL DEMAND NOTES
           (Cost $887,000)......................................        887,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $321,872,770*)......................................  99.92% $549,527,771
OTHER ASSETS AND LIABILITIES (NET)........................   0.08       447,930
                                                           ------  ------------
NET ASSETS................................................ 100.00% $549,975,701
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security
ADR -- American Depositary Receipt

                      See Notes to Financial Statements

                                    UFS-10

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INCOME AND GROWTH FUND

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 80.55%
            CONSUMER CYCLICAL -- 20.70%
  100,000   Herman Miller, Inc. .................................   $  1,975,000
   73,000   Luxottica Group S.p.A. ADR...........................        816,687
   70,000   McDonald's Corp. ....................................      4,178,125
  150,000   ServiceMaster Ltd. Partnership.......................      3,281,250
   80,000   Wiley (John) & Sons, Inc., Class A...................      4,915,000
  280,000   +Ziff-Davis, Inc. ...................................      2,030,000
                                                                    ------------
                                                                      17,196,062
                                                                    ------------
            CONSUMER STAPLES -- 14.96%
   60,000   Gillette Co. ........................................      2,295,000
   40,000   Johnson & Johnson....................................      3,130,000
   15,000   Merck & Co., Inc. ...................................      1,943,438
   40,000   Novo-Nordisk A.S., ADR...............................      2,400,000
   35,000   WM. Wrigley Jr. Co. .................................      2,657,812
                                                                    ------------
                                                                      12,426,250
                                                                    ------------
            TECHNOLOGY -- 11.04%
  200,000   +Analog Devices, Inc. ...............................      3,212,500
   30,000   +Cisco Systems, Inc. ................................      1,854,375
  695,200   +Interleaf, Inc. ....................................        716,925
   15,000   +Microsoft Corp. ....................................      1,650,938
  103,500   +SDL, Inc. ..........................................      1,293,750
   41,800   +Unitrode Corp. .....................................        444,125
                                                                    ------------
                                                                       9,172,613
                                                                    ------------
            FINANCIAL -- 9.21%
   20,000   American International Group, Inc. ..................      1,540,000
   35,000   Morgan Stanley, Dean Witter & Co. ...................      1,507,188
  130,000   Mutual Risk Management Ltd. .........................      4,598,750
                                                                    ------------
                                                                       7,645,938
                                                                    ------------
            ENERGY -- 8.21%
   44,000   Exxon Corp. .........................................      3,088,250
   90,000   +SEACOR Holdings, Inc. ..............................      3,735,000
                                                                    ------------
                                                                       6,823,250
                                                                    ------------
            UTILITIES -- 7.19%
  110,000   +AES Corp. ..........................................      4,076,875
   94,000   +NEXTEL Communications, Inc., Class A................      1,897,625
                                                                    ------------
                                                                       5,974,500
                                                                    ------------
            RAW/INTERMEDIATE
            MATERIALS -- 5.52%
  100,000   Pall Corp. ..........................................      2,218,750
   90,000   Pioneer Hi-Bred International, Inc. .................      2,362,500
                                                                    ------------
                                                                       4,581,250
                                                                    ------------
            CAPITAL GOODS -- 3.72%
  100,000   Dover Corp. .........................................      3,087,500
                                                                    ------------
            TOTAL COMMON STOCKS (Cost $45,934,477)...............     66,907,363
                                                                    ------------

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 CORPORATE BONDS -- 2.43%
            MATERIALS -- 2.43%
 $2,000,000 AK Steel Corp.,
            9.125%, 12/15/06
            (Cost $2,080,000)...................................   $ 2,015,000
                                                                   -----------
 CONVERTIBLE BONDS -- 10.35%
            TECHNOLOGY -- 7.76%
  2,810,000 Kollmorgen Corp.,
            Sub-Debenture,
            8.75%, 05/01/09.....................................     2,848,638
  3,959,000 Network Equipment Technologies, Inc.,
            Sub-Debenture,
            7.25%, 05/15/14.....................................     3,597,741
                                                                   -----------
                                                                     6,446,379
                                                                   -----------
            CONSUMER CYCLICAL -- 2.13%
  1,925,000 Avatar Holdings 7.00%, 04/01/05.....................     1,766,187
                                                                   -----------
            TRANSPORTATION -- 0.46%
  3,500,000 World Corp., Inc., 7.00%, 05/15/04..................       385,000
                                                                   -----------
            TOTAL CONVERTIBLE BONDS (Cost $10,701,642)..........     8,597,566
                                                                   -----------
 DEMAND NOTES -- 5.92%
  2,400,000 Associates Corp. of North America Master Notes......     2,400,000
  2,515,000 General Electric Co. Promissory Notes...............     2,515,000
                                                                   -----------
            TOTAL DEMAND NOTES
            (Cost $4,915,000)...................................     4,915,000
                                                                   -----------

TOTAL INVESTMENTS (Cost $63,631,119*)......................  99.25% $82,434,929
OTHER ASSETS AND LIABILITIES (NET).........................   0.75      623,766
                                                            ------  -----------
NET ASSETS................................................. 100.00% $83,058,695
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

                                    UFS-11

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
VALUE AND RESTRUCTURING FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 97.53%
            TECHNOLOGY -- 23.96%
  308,000   Alcatel Alsthom ADR..................................   $  5,236,000
  160,000   BCE, Inc. ...........................................      4,470,000
  250,000   +Bell & Howell Holdings Co. .........................      6,484,375
  130,300   Computer Associates International, Inc. .............      4,821,100
  120,000   Cordant Technologies, Inc. ..........................      5,077,500
  270,000   Frontier Corp. ......................................      7,391,250
  335,000   +Industri-Matematik International Corp. .............      1,695,938
    3,001   +Intermedia Communications, Inc. ....................         73,524
  106,800   International Business Machines Corp. ...............     13,670,400
  165,000   +IXC Communications, Inc. ...........................      4,908,750
  138,000   Nokia Corp., Class A, ADR............................     10,824,375
  136,800   +Plantronics, Inc. ..................................      6,592,050
  165,000   Raytheon Co., Class A................................      8,549,062
    6,314   +Sensormatics Electronics Corp. .....................         37,095
  262,000   +Smallworldwide plc ADR..............................      2,849,250
  425,000   +Telecom-TCI Ventures Group, Class A.................      7,596,875
  190,000   Texas Instruments, Inc. .............................     10,022,500
  420,000   +TriStar Aerospace Co. ..............................      4,042,500
  330,000   +Unisys Corp. .......................................      7,507,500
  334,050   +Vishay Intertechnology, Inc. .......................      4,029,478
                                                                    ------------
                                                                     115,879,522
                                                                    ------------
            FINANCIAL -- 21.12%
  291,235   ++Akbank T.A.S. ADR..................................        793,616
  270,000   +Amerin Corp. .......................................      5,011,875
  110,000   Amvescap plc ADR.....................................      3,190,000
  280,000   ARM Financial Group, Inc., Class A...................      4,970,000
  135,000   Astoria Financial Corp. .............................      5,686,875
  147,000   Banc One Corp. ......................................      6,265,875
  150,000   Canadian Imperial Bank of Commerce...................      2,756,250
  170,000   Chase Manhattan Corp. ...............................      7,352,500
  130,614   Corporacion Bancaria de Espana S.p.A. ADR............      5,118,436
  237,000   Donaldson, Lufkin & Jenrette, Inc. ..................      6,058,312
  150,000   Everest Re Holdings, Inc. ...........................      5,596,875
   71,505   EXEL Ltd. ...........................................      4,504,815
  157,000   Fannie Mae...........................................     10,087,250
  215,000   FBL Financial Group, Inc., Class A...................      4,958,438
  110,000   Mellon Bank Corp. ...................................      6,056,875
  105,000   Morgan Stanley, Dean Witter & Co. ...................      4,521,563
  125,000   PNC Bank Corp. ......................................      5,625,000
  205,000   SLM Holding Corp. ...................................      6,649,687
  185,000   Travelers Group, Inc. ...............................      6,937,500
                                                                    ------------
                                                                     102,141,742
                                                                    ------------

                                                                VALUE
   SHARES                                                      (NOTE 1)
 ----------                                                  ------------

 COMMON STOCKS -- (CONTINUED)
            CONSUMER STAPLES -- 16.84%
  290,000   Avon Products, Inc. ..........................    $8,138,125
  108,000   Bestfoods, Inc. ..............................     5,231,250
  104,000   Bristol-Myers Squibb Co. .....................    10,803,000
  220,000   Deluxe Corp. .................................     6,256,250
  168,000   Eastman Kodak Co. ............................    12,988,500
  180,000   Fort James Corp. .............................     5,906,250
  102,000   General Mills, Inc. ..........................     7,140,000
  225,000   +MAPICS, Inc. ................................     4,921,875
  300,000   Philip Morris Companies, Inc. ................    13,818,750
  200,000   +Suiza Foods Corp. ...........................     6,250,000
                                                              ----------
                                                              81,454,000
                                                              ----------
            CONSUMER CYCLICAL -- 15.91%
  170,000   +American Standard Cos., Inc. ................     4,483,750
  300,000   CBS Corp. ....................................     7,275,000
  140,000   Ford Motor Co. ...............................     6,571,250
  135,000   General Motors Corp. .........................     7,382,813
  130,000   Harman International Industries, Inc. ........     4,769,375
  250,000   +LandCARE USA, Inc. ..........................     1,687,500
  305,000   +Newmark Homes Corp. .........................     2,058,750
  275,000   News Corp. Ltd. ADR...........................     7,046,875
  210,000   Olin Corp. ...................................     6,024,375
  370,000   +Outdoor Systems, Inc. .......................     7,215,000
  430,000   +Paxson Communications Corp. .................     3,950,625
  160,000   +QUALCOMM, Inc. ..............................     7,670,000
  128,000   XEROX Corp. ..................................    10,848,000
                                                              ----------
                                                              76,983,313
                                                              ----------
            CAPITAL GOODS -- 6.36%
  225,000   AlliedSignal, Inc. ...........................     7,959,375
  245,000   Boeing Co. ...................................     8,406,563
  320,000   +Coltec Industries, Inc. .....................     4,840,000
  125,000   United Technologies Corp. ....................     9,554,687
                                                              ----------
                                                              30,760,625
                                                              ----------
            TRANSPORTATION -- 5.29%
  230,000   Canadian Pacific Ltd. ........................     4,758,125
  160,000   +Coach USA, Inc. .............................     3,950,000
  202,500   +Hvide Marine, Inc., Class A..................     1,417,500
  185,000   Kansas City Southern Industries, Inc. ........     6,475,000
  180,000   +Trailer Bridge, Inc. ........................       393,750
  202,000   Union Pacific Corp. ..........................     8,610,250
                                                              ----------
                                                              25,604,625
                                                              ----------

                       See Notes to Financial Statements

                                    UFS-12

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
VALUE AND RESTRUCTURING FUND -- (CONTINUED)


                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            ENERGY -- 5.12%
  425,000   Dynegy, Inc. .......................................   $  5,710,938
   13,700   +Miller Exploration, Co. ...........................         65,931
   82,000   Mobil Corp. ........................................      6,226,875
  260,000   +Nabors Industries, Inc. ...........................      3,948,750
  285,000   +Ocean Energy, Inc. ................................      3,740,625
  195,000   YPF S.A., ADR.......................................      5,070,000
                                                                   ------------
                                                                     24,763,119
                                                                   ------------
            RAW/INTERMEDIATE MATERIALS -- 2.89%
  270,000   Cambrex Corp. ......................................      6,361,875
  115,000   E.I. du Pont de Nemours & Co. ......................      6,454,375
  139,500   +PalEx, Inc. .......................................      1,150,875
                                                                   ------------
                                                                     13,967,125
                                                                   ------------
            UTILITIES -- 0.04%
   40,000   +Leap Wireless International, Inc. .................        185,000
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $497,649,662).................................    471,739,071
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 2.24%
            TECHNOLOGY -- 1.51%
   45,000   ++Intermedia Communications, Inc., Preferred
            Exchange, 7.00%.....................................      1,546,875
   65,000   Intermedia Communications, Inc., Series D, Preferred
            Exchange, 7.00%.....................................      2,234,375
  260,000   ++Sensormatic Electronics Corp., Preferred Exchange,
            6.50%...............................................      3,542,500
                                                                   ------------
                                                                      7,323,750
                                                                   ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 CONVERTIBLE PREFERRED STOCKS -- (CONTINUED)
            TRANSPORTATION -- 0.73%
   80,000   ++Union Pacific Capital Trust,
            Preferred Exchange, 6.25%............................   $  3,540,000
                                                                    ------------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $14,874,445)...................................     10,863,750
                                                                    ------------

TOTAL INVESTMENTS
(Cost $512,524,107*)......................................  99.77% $482,602,821
OTHER ASSETS AND LIABILITIES (NET)........................   0.23     1,095,501
                                                           ------  ------------
NET ASSETS................................................ 100.00% $483,698,322
                                                           ======  ============

--------
 *  Aggregate cost for Federal tax and book purposes.
 +  Non-income producing security
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998 these securities amounted to $9,422,991, or 1.95% of net assets.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

                                    UFS-13

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
SMALL CAP FUND


                                                                    VALUE
   SHARES                                                          (NOTE 1)
 ----------                                                      -----------

 COMMON STOCKS -- 96.08%
            CONSUMER CYCLICAL -- 32.62%
   39,000   +Big Flower Holdings, Inc. .......................   $   911,625
   16,000   +CD Radio, Inc. ..................................       304,000
   36,900   +Children's Place Retail Stores, Inc. ............       369,000
   50,000   Claire's Stores, Inc. ............................       900,000
   20,000   +CONMED Corp. ....................................       457,500
   11,300   Fair Isaac & Co., Inc. ...........................       377,138
   31,000   +Linens'n Things, Inc. ...........................       852,500
   26,700   +Men's Wearhouse, Inc. ...........................       457,237
   81,000   +Natural MicroSystems Corp. ......................       840,375
   35,000   +O'Reilly Automotive, Inc. .......................     1,260,000
   40,300   +Paxar Corp. .....................................       357,663
   15,600   Polaris Industries, Inc. .........................       483,600
   54,000   +PSS World Medical, Inc. .........................       999,000
   46,300   +RDO Equipment Co., Class A.......................       419,594
   26,500   +Scientific Games Holdings Corp. .................       518,406
   22,250   +Sunrise Assisted Living, Inc. ...................       763,453
   13,500   Tiffany & Co. ....................................       423,562
   24,850   +Travel Services International, Inc. .............       337,028
   32,000   +Ventana Medical Systems, Inc. ...................       552,000
                                                                 -----------
                                                                  11,583,681
                                                                 -----------
            FINANCIAL -- 19.46%
   34,000   ARM Financial Group, Inc., Class A................       603,500
    7,400   Associates First Capital Corp., Class A...........       482,850
   21,500   Cabot Industrial Trust............................       454,188
   15,300   Cullen/Frost Bankers, Inc. .......................       738,225
    9,400   Executive Risk, Inc. .............................       423,588
   13,900   First American Corp. (Tennessee)..................       533,412
   76,300   Freedom Securities Corp. .........................     1,010,975
   14,400   Greenpoint Financial Corp. .......................       459,000
   15,000   Mutual Risk Management Ltd. ......................       530,625
   52,600   Sovereign Bancorp, Inc. ..........................       693,662
   11,000   UNUM Corp. .......................................       546,562
   10,600   Weingarten Realty Investors.......................       434,600
                                                                 -----------
                                                                   6,911,187
                                                                 -----------
            TECHNOLOGY -- 17.54%
   29,000   +Boole & Babbage, Inc. ...........................       659,750
   21,000   First Data Corp. .................................       493,500
   19,000   Hughes Supply, Inc. ..............................       541,500
    9,100   +Human Genome Sciences, Inc. .....................       267,313
   20,300   +Incyte Pharmaceuticals, Inc. ....................       426,300
   32,800   +ITI Technologies, Inc. ..........................       787,200
   29,200   +MICROS Systems, Inc. ............................       874,175
   17,600   +Newbridge Networks, Corp. .......................       315,700
   50,000   +Perceptron, Inc. ................................       293,750
   12,250   +Phoenix Technologies Ltd. .......................        68,906
   33,200   +Rock of Ages Corp. ..............................       365,200

                                                                        VALUE
   SHARES                                                              (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    40,000  +SDL, Inc. ...........................................   $   500,000
    10,000  Timberline Software Corp. ............................       187,500
    42,200  +Unitrode Corp. ......................................       448,375
                                                                     -----------
                                                                       6,229,169
                                                                     -----------
            CONSUMER STAPLES -- 10.23%
    11,000  Avon Products, Inc. ..................................       308,688
    19,000  Carnival Corp., Class A...............................       604,438
    21,000  CVS Corp. ............................................       920,062
    34,600  +Hain Food Group, Inc. ...............................       514,675
    21,250  +IDEXX Laboratories, Inc. ............................       502,031
    36,000  Schweitzer-Mauduit International, Inc. ...............       783,000
                                                                     -----------
                                                                       3,632,894
                                                                     -----------
            ENERGY -- 9.08%
    84,500  +Ocean Energy, Inc. ..................................     1,109,063
    56,500  +R & B Falcon Corp. ..................................       678,000
    24,000  +Silicon Valley Bancshares............................       381,000
    30,900  +TETRA Technologies, Inc. ............................       370,800
    82,000  +Varco International, Inc. ...........................       686,750
                                                                     -----------
                                                                       3,225,613
                                                                     -----------
            CAPITAL GOODS -- 6.21%
    24,400  Baldor Electric Co. ..................................       533,750
    26,500  Juno Lighting, Inc. ..................................       586,312
    34,450  Lindsay Manufacturing Co. ............................       512,444
    16,400  Teleflex, Inc. .......................................       574,000
                                                                     -----------
                                                                       2,206,506
                                                                     -----------
            RAW/INTERMEDIATE
            MATERIALS -- 0.94%
    18,000  Millenium Chemicals, Inc. ............................       335,250
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $40,381,218)....................................    34,124,300
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------

 DEMAND NOTES -- 4.22%
 $700,000   Associates Corp. of North America Master Notes........       700,000
  799,000   General Electric Co. Promissory Notes.................       799,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $1,499,000).....................................     1,499,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $41,880,218*)........................................ 100.30% $35,623,300
OTHER ASSETS AND LIABILITIES (NET).........................  (0.30)    (106,123)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $35,517,177
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non income producing security


                       See Notes to Financial Statements

                                    UFS-14

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
ENERGY AND NATURAL RESOURCES FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 95.58%
            ENERGY -- 71.88%
   26,000   Anadarko Petroleum Corp. ............................   $  1,022,125
   20,000   +Atwood Oceanics.....................................        416,250
   41,000   +BJ Services Co. ....................................        666,250
   33,986   British Petroleum Company plc ADR....................      2,965,278
   25,000   Burlington Resources, Inc. ..........................        934,375
   40,000   +Cal Dive International, Inc. .......................        710,000
   22,000   Chevron Corp. .......................................      1,849,375
   30,000   +Cooper Cameron Corp. ...............................        843,750
   40,000   Exxon Corp. .........................................      2,807,500
   95,000   +Global Industries Ltd. .............................      1,092,500
   10,000   +Marine Drilling Cos., Inc. .........................        114,375
   26,000   Mobil Corp. .........................................      1,974,375
   30,000   +Nabors Industries, Inc. ............................        455,625
   50,000   +Newfield Exploration Co. ...........................      1,125,000
   30,000   +Newpark Resources, Inc. ............................        206,250
   10,000   Noble Affiliates, Inc. ..............................        318,750
  135,300   +Ocean Energy, Inc. .................................      1,775,812
   73,000   +R & B Falcon Corp. .................................        876,000
   55,000   Royal Dutch Petroleum Co. ...........................      2,619,375
   18,000   Schlumberger Ltd. ...................................        905,625
  100,000   +Superior Energy Services, Inc. .....................        343,750
   20,000   Texaco, Inc. ........................................      1,253,750
   37,000   Tosco Corp. .........................................        795,500
   17,500   Total S.A. ADR.......................................      1,099,219
   65,000   +Transmontaigne Oil Co. .............................        901,875
   30,000   +U.S. Filter Corp. ..................................        480,000
   25,000   Valero Energy Corp. .................................        496,875
   95,000   +Varco International, Inc. ..........................        795,625
   32,000   Vastar Resources, Inc. ..............................      1,440,000
   30,000   +Weatherford International, Inc. ....................        648,750
                                                                    ------------
                                                                      31,933,934
                                                                    ------------
            BASIC MATERIALS -- 6.82%
   50,000   Barrick Gold, Corp. .................................      1,000,000
   10,000   E.I. du Pont de Nemours & Co. .......................        561,250
   20,000   Fort James Corp. ....................................        656,250
   14,000   Mead Corp. ..........................................        412,125
   14,000   Willamette Industries................................        401,625
                                                                    ------------
                                                                       3,031,250
                                                                    ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 16.88%
     25,000 +AES Corp. .........................................   $   926,562
     42,000 Coastal Corp. ......................................     1,417,500
     30,888 Duke Energy Corp. ..................................     2,044,400
     23,000 Enron Corp. ........................................     1,214,688
     23,000 KN Energy, Inc. ....................................     1,178,750
     25,000 Williams Cos., Inc. ................................       718,750
                                                                   -----------
                                                                     7,500,650
                                                                   -----------
            TOTAL COMMON STOCKS
            (Cost $39,110,862)..................................    42,465,834
                                                                   -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 6.18%
 $1,505,000 Associates Corp. of North America Master Notes......     1,505,000
  1,239,000 General Electric Co. Promissory Notes...............     1,239,000
                                                                   -----------
            TOTAL DEMAND NOTES
            (Cost $2,744,000)...................................     2,744,000
                                                                   -----------

TOTAL INVESTMENTS
(Cost $41,854,862*)........................................ 101.76% $45,209,834
OTHER ASSETS AND LIABILITIES (NET).........................  (1.76)   (781,122)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $44,428,712
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

                                    UFS-15

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LARGE CAP GROWTH FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 98.48%
            TECHNOLOGY -- 42.38%
   47,000   America On-Line, Inc. ...............................   $  5,228,750
   72,000   +Cisco Systems, Inc. ................................      4,450,500
   90,000   +Dell Computer Corp. ................................      5,917,500
   90,000   +EMC Corp. ..........................................      5,146,875
   53,000   Intel Corp. .........................................      4,544,750
   77,000   Medtronic, Inc. .....................................      4,456,375
   41,000   +Microsoft Corp. ....................................      4,512,562
   60,000   +Tellabs, Inc. ......................................      2,388,750
                                                                    ------------
                                                                      36,646,062
                                                                    ------------
            FINANCIAL -- 20.59%
   48,000   American International Group, Inc. ..................      3,696,000
   30,000   Citicorp.............................................      2,788,125
   64,000   Fannie Mae...........................................      4,112,000
   54,000   Merrill Lynch & Co. .................................      2,558,250
  118,000   Schwab (Charles) Corp. ..............................      4,646,250
                                                                    ------------
                                                                      17,800,625
                                                                    ------------
            CONSUMER CYCLICAL -- 20.24%
   67,000   +BMC Software, Inc. .................................      4,020,000
   83,000   Harley-Davidson, Inc. ...............................      2,438,125
  101,000   Home Depot, Inc. ....................................      3,989,500
   69,000   +PeopleSoft, Inc. ...................................      2,251,125
   91,000   +Sylvan Learning Systems, Inc. ......................      2,093,000
  107,000   Walt Disney Co. .....................................      2,708,438
                                                                    ------------
                                                                      17,500,188
                                                                    ------------
            CONSUMER STAPLES -- 15.27%
   49,000   Coca-Cola Co. .......................................      2,823,625
   72,000   Gillette Co. ........................................      2,754,000
   41,000   Pfizer, Inc. ........................................      4,343,438
   75,000   +Quintiles Transnational Corp. ......................      3,281,250
                                                                    ------------
                                                                      13,202,313
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $79,875,612)...................................     85,149,188
                                                                    ------------

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 REPURCHASE AGREEMENTS -- 1.49%
 $1,288,000 Agreement with Chase Securities Inc., 5.25%, dated
            9/30/98, due 10/01/98, to be repurchased at
            $1,288,188, collateralized by $1,085,000 U.S.
            Treasury Notes, 7.875% due 11/15/04, valued at
            $1,319,524
            (Cost $1,288,000)...................................   $  1,288,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $81,163,612*)........................................  99.97% $86,437,188
OTHER ASSETS AND LIABILITIES (NET).........................   0.03       22,192
                                                            ------  -----------
NET ASSETS................................................. 100.00% $86,459,380
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security

                       See Notes to Financial Statements

                                    UFS-16

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
REAL ESTATE FUND


                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- 96.98%
            REAL ESTATE -- 94.47%
     38,000 Arden Realty Group, Inc. ............................   $   847,875
     31,884 Avalon Bay Communities, Inc. ........................     1,086,049
     55,000 Bedford Property Investors, Inc. ....................       990,000
     36,000 Boston Properties, Inc. .............................     1,026,000
     57,000 Cabot Industrial Trust...............................     1,204,125
     62,000 +Catellus Development Corp. .........................       806,000
     70,500 CenterTrust Retail Properties, Inc. .................       916,500
     35,500 Chateau Communities, Inc. ...........................       991,781
     33,000 Crescent Real Estate Equity, Co. ....................       833,250
     60,000 Developers Divers Realty, Corp. .....................     1,095,000
     55,000 Duke Realty Investment, Inc. ........................     1,275,312
     44,203 Equity Office Properties Trust ......................     1,082,974
     47,500 First Washington Realty Trust........................     1,128,125
     37,000 Forest City Enterprises, Inc., Class A...............       777,000
     38,000 Glenborough Realty Trust, Inc. ......................       807,500
     53,500 Glimcher Realty Trust................................       916,188
     35,500 Golf Trust of America, Inc. .........................     1,056,125
     39,000 Health Care REIT, Inc. ..............................     1,038,375
     35,000 Healthcare Realty Trust, Inc. .......................       892,500
     32,000 Highwoods Properties, Inc. ..........................       888,000
     38,000 Hospitality Properties Trust.........................     1,130,500
     54,000 HRPT Properties Trust................................       870,750
     32,000 KIMCO Realty Corp. ..................................     1,216,000
     31,900 Mack-Cali Realty Corp. ..............................       957,000
     36,500 Meditrust Corp. .....................................       622,781
     52,000 Merry Land & Investment Companies, Inc. .............     1,163,500
     54,000 Pacific Gulf Properties, Inc. .......................     1,086,750
     40,000 Prentiss Properties Trust............................       955,000
     46,000 ProLogis Trust.......................................     1,040,750
     44,000 Public Storage, Inc. ................................     1,179,750
     37,000 Simon Property Group, Inc. ..........................     1,100,750
     29,000 Spieker Properties, Inc. ............................     1,065,750
     26,000 Starwood Hotels & Resorts............................       793,000
     90,000 Taubman Center, Inc. ................................     1,260,000
     77,000 United Dominion Realty Trust.........................       875,875
     28,500 Vornado Realty Trust.................................       944,062
     29,500 Weingarten Realty Investors..........................     1,209,500
                                                                    -----------
                                                                     37,130,397
                                                                    -----------
 COMMON STOCKS -- (CONTINUED)
            FINANCIAL -- 2.51%
     20,000 Freddie Mac..........................................   $   988,750
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $44,359,669)...................................    38,119,147
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 REPURCHASE AGREEMENT -- 3.49%
 $1,370,000 Agreement with Chase Securities Inc., 5.25%, dated
            9/30/98, due 10/01/98, to be repurchased at
            $1,370,200, collateralized by $1,155,000 U.S.
            Treasury Notes, 7.875% due 11/15/04, valued at
            $1,404,655
            (Cost $1,370,000)....................................     1,370,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $45,729,669*)........................................ 100.47% $39,489,147
OTHER ASSETS AND LIABILITIES (NET).........................  (0.47)   (184,154)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $39,304,993
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements

                                    UFS-17

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund, Income and Growth Fund, Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (A) PORTFOLIO VALUATION:

      Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior
  Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and

                                    UFS-18
  losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

      Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

      If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the

                                    UFS-19
  taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

      In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

      It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

      At September 30, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                     TAX BASIS     TAX BASIS    NET UNREALIZED
                                     UNREALIZED    UNREALIZED    APPRECIATION
                                    APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                    ------------ -------------- --------------
   Blended Equity Fund............. $232,622,673  $ (4,967,672)  $227,655,001
   Income and Growth Fund..........   25,465,243    (6,661,433)    18,803,810
   Value and Restructuring Fund ...   43,674,450   (73,595,736)   (29,921,286)
   Small Cap Fund..................    2,518,576    (8,775,494)    (6,256,918)
   Energy and Natural Resources
    Fund...........................    8,249,656    (4,894,684)     3,354,972
   Large Cap Growth Fund...........   14,615,243    (9,341,667)     5,273,576
   Real Estate Fund................      390,236    (6,630,758)    (6,240,522)

  (F) EXPENSE ALLOCATION:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund, Income and Growth Fund and Large Cap Growth Fund, 0.60% of the average daily net assets of the Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund, and 1.00% of the average daily net assets of the Real Estate Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative

                                    UFS-20
services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1998, Administration fees charged by U.S. Trust CT were as follows:

Blended Equity Fund................................................... $107,796
Income and Growth Fund................................................   20,405
Value and Restructuring Fund..........................................   93,637
Small Cap Fund........................................................    9,839
Energy and Natural Resources Fund.....................................    8,144
Large Cap Growth Fund.................................................   13,466
Real Estate Fund......................................................    7,413

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary to maintain an annual expense ratio of not more than 0.99% for Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund, and not more than 1.05% and 1.20% for Large Cap Growth Fund and Real Estate Fund, respectively. For the six months ended September 30, 1998, U.S. Trust waived fees as follows:

Blended Equity Fund.................................................... $127,343
Real Estate Fund.......................................................   21,672

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $300,380 for the six months ended September 30, 1998. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable (including fees paid to affiliates of U.S. Trust) by that Portfolio. For the six months ended September 30, 1998, U.S. Trust and the Administrators

                                    UFS-21
waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S.
                                                          TRUST   ADMINISTRATORS
                                                         -------- --------------
Blended Equity Fund..................................... $115,491    $   850
Income and Growth Fund..................................   51,323        248
Value and Restructuring Fund............................  276,461     49,688
Small Cap Fund..........................................   25,303         19
Energy and Natural Resources Fund.......................   16,256      1,879
Large Cap Growth Fund...................................   12,372         90
Real Estate.............................................   13,336          3

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc. serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold on a continuous basis by the Distributor.

   Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

   For the six months ended September 30, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       PURCHASES      SALES
                                                      ------------ ------------
Blended Equity Fund.................................. $ 37,593,295 $ 32,770,179
Income and Growth Fund...............................   19,454,833   59,698,389
Value and Restructuring Fund.........................  345,908,056  111,304,900
Small Cap Fund.......................................   24,086,564   34,447,367
Energy and Natural Resources Fund....................   18,459,811   10,491,950
Large Cap Growth Fund................................   44,799,827    2,477,082
Real Estate Fund.....................................    7,708,630    2,675,858

4. COMMON STOCK:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
23.875 billion of which is currently classified to represent interests in one of eighteen separate portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Blended Equity and Income and Growth Funds and 500 million shares each of Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund. As of August 1, 1997 Trust Shares are no longer offered, and at September 30, 1998 there were no Trust Shares outstanding.

   Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of

                                    UFS-22
taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                        Blended Equity Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold:
  Shares................  1,835,245  $  66,227,633   1,830,335  $  59,664,729
  Trust Shares..........        --             --          454            --
Issued in connection
 with previous
 reorganization
  Shares................        --             --    5,809,320    118,382,388
Issued as reinvestment
 of dividends:
  Shares................      9,496        353,114     365,826     11,596,023
  Trust Shares..........        --             --            6            146
Redeemed:
  Shares................ (1,756,356)   (62,036,758) (3,428,336)  (110,065,542)
  Trust Shares..........        --             --       (3,604)      (108,505)
                         ----------  -------------  ----------  -------------
Net Increase............     88,385  $   4,543,989   4,574,001  $  79,469,239
                         ==========  =============  ==========  =============


                                      Income and Growth Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold....................    342,298  $   5,593,585   1,061,028  $  18,205,158
Issued as reinvestment
 of dividends...........     22,747        405,482     370,069      6,178,623
Redeemed................ (2,143,219)   (35,270,824) (2,444,213)   (42,309,649)
                         ----------  -------------  ----------  -------------
Net Decrease............ (1,778,174) $ (29,271,757) (1,013,116) $ (17,925,868)
                         ==========  =============  ==========  =============

                                   Value and Restructuring Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  -------------
Sold
  Shares................ 14,919,350  $ 342,693,196   9,949,197  $ 210,533,502
Issued as reinvestment
 of dividends:
  Shares................     22,992        550,389      32,739        680,550
  Trust Shares..........        --             --            4             58
Redeemed:
  Shares................ (5,333,456)  (110,533,940) (1,440,113)   (29,351,458)
  Trust Shares..........        --             --       (3,268)       (61,583)
                         ----------  -------------  ----------  -------------
Net Increase............  9,608,886  $ 232,709,645   8,538,559  $ 181,801,069
                         ==========  =============  ==========  =============



                                    UFS-23

                                            SMALL CAP FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold:
  Shares...................  2,133,506  $ 19,500,764   1,742,160  $19,925,198
  Trust Shares.............        --            --          991       10,266
Issued as reinvestment of
 dividends
  Shares...................        --            --            1            4
Redeemed:
  Shares................... (3,457,715)  (32,019,211) (2,036,998) (20,366,512)
  Trust Shares.............        --            --       (1,905)     (21,542)
                            ----------  ------------  ----------  -----------
Net Decrease............... (1,324,209) $(12,518,447)   (295,751) $  (452,586)
                            ==========  ============  ==========  ===========

                                  ENERGY AND NATURAL RESOURCES FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  1,364,986  $ 15,938,400   1,589,555  $20,278,480
Issued as reinvestment of
 dividends.................      2,665        32,245      57,892      738,380
Redeemed...................   (776,776)   (9,025,865) (1,001,470) (12,312,018)
                            ----------  ------------  ----------  -----------
Net Increase...............    590,875  $  6,944,780     645,977  $ 8,704,842
                            ==========  ============  ==========  ===========

                                        LARGE CAP GROWTH FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                 03/31/98*
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  5,679,608  $ 51,211,417   5,724,639  $42,655,392
Issued as reinvestment of
 dividends.................        --            --          --           --
Redeemed................... (1,102,389)   (9,664,975)   (141,234)  (1,080,251)
                            ----------  ------------  ----------  -----------
Net Increase...............  4,577,219  $ 41,546,442   5,583,405  $41,575,141
                            ==========  ============  ==========  ===========

                                           REAL ESTATE FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                 03/31/98*
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  1,747,749  $ 11,513,412   5,989,568  $41,874,511
Issued as reinvestment of
 dividends.................      1,260         8,381         481        3,364
Redeemed................... (1,106,336)   (7,025,408)   (149,807)  (1,034,897)
                            ----------  ------------  ----------  -----------
Net Increase...............    642,673  $  4,496,385   5,840,242  $40,842,978
                            ==========  ============  ==========  ===========

--------
* For the period 10/1/97 (commencement of operations) through 3/31/98.

                                    UFS-24

5. ORGANIZATION COSTS:

   Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. LINE OF CREDIT:

   The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.

                                    UFS-25